NYLIAC Variable Annuity Separate Account-III

Financial Statements

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities

As of December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP American Century Sustainable Equity— Service Class	NYLI VP Balanced— Service Class	NYLI VP Bond— Initial Class	NYLI VP Bond— Service Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Candriam Emerging Markets Equity— Service Class
ASSETS:
Investment at net asset value	$34,392,196	$66,881,770	$119,729,496	$19,246,514	$97,021,279	$6,331,324	$22,725,924
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(810)	13,321	(5,086)	959	(45,343)	86	(10,502)
Net receivable from (payable to) the Fund for shares sold or purchased	2,163	(10,797)	9,226	(204)	48,694	160	11,404
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,221	2,363	4,014	683	3,276	220	831
Administrative charges	132	161	126	72	75	26	71

Total net assets	$34,392,196	$66,881,770	$119,729,496	$19,246,514	$97,021,279	$6,331,324	$22,725,924

Total shares outstanding	3,319,518	6,486,260	8,634,941	1,603,702	8,182,961	815,199	2,916,047

Net asset value per share (NAV)	$10.36	$10.31	$13.87	$12.00	$11.86	$7.77	$7.79

Total units outstanding	1,062,551	2,608,944	7,132,517	943,781	9,364,818	699,779	2,575,418

Variable accumulation unit value (lowest to highest)	$30.68 to $32.51	$13.50 to $31.68	$11.05 to $26.24	$13.89 to $22.07	$9.41 to $13.30	$8.56 to $9.07	$8.29 to $13.23

Identified cost of investment	$32,598,326	$63,494,861	$118,926,324	$22,531,840	$112,085,252	$6,742,460	$23,669,479

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP CBRE Global Infrastructure— Service Class	NYLI VP Conservative Allocation— Service Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Service Class	NYLI VP Epoch U.S. Equity Yield— Initial Class	NYLI VP Epoch U.S. Equity Yield— Service Class	NYLI VP Equity Allocation— Service Class
ASSETS:
Investment at net asset value	$9,983,732	$156,172,926	$72,076,129	$77,200,203	$82,830,873	$159,734,947	$129,039,729
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17,174	(53,844)	(118,831)	3,584	2,006	(70,128)	(113,305)
Net receivable from (payable to) the Fund for shares sold or purchased	(16,870)	59,542	121,627	(904)	1,232	75,906	118,044
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	300	5,513	2,495	2,581	2,922	5,465	4,545
Administrative charges	4	185	301	99	316	313	194

Total net assets	$9,983,732	$156,172,926	$72,076,129	$77,200,203	$82,830,873	$159,734,947	$129,039,729

Total shares outstanding	1,360,274	15,176,713	2,229,451	2,435,576	4,593,396	9,029,062	12,537,258

Net asset value per share (NAV)	$7.34	$10.29	$32.33	$31.70	$18.03	$17.69	$10.29

Total units outstanding	1,107,720	10,350,474	798,570	2,862,845	2,220,256	6,153,136	6,513,633

Variable accumulation unit value (lowest to highest)	$6.96 to $10.63	$10.88 to $19.47	$35.28 to $104.70	$13.67 to $55.69	$33.43 to $45.22	$12.51 to $40.22	$11.91 to $32.68

Identified cost of investment	$9,511,913	$161,609,527	$55,680,028	$62,093,992	$68,711,655	$140,954,284	$124,396,562

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Fidelity Institutional AM® Utilities— Service Class	NYLI VP Floating Rate— Service Class	NYLI VP Growth Allocation— Service Class	NYLI VP Hedge Multi- Strategy— Service Class	NYLI VP Income Builder— Initial Class	NYLI VP Income Builder— Service Class
ASSETS:
Investment at net asset value	$768,192	$272,863,155	$243,791,669	$244,167,784	$39,762,900	$36,563,937	$136,949,470
Dividends due and accrued	—	—	(2)	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(22,129)	50,211	(234,026)	(46,593)	30,540	130,193
Net receivable from (payable to) the Fund for shares sold or purchased	32	31,961	(42,549)	243,020	47,985	(29,126)	(125,448)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	29	9,333	7,512	8,572	1,379	1,266	4,670
Administrative charges	3	499	148	422	13	148	75

Total net assets	$768,192	$272,863,155	$243,791,669	$244,167,784	$39,762,900	$36,563,937	$136,949,470

Total shares outstanding	61,155	21,829,576	28,456,068	23,152,205	4,442,385	2,318,032	8,780,501

Net asset value per share (NAV)	$12.56	$12.50	$8.57	$10.55	$8.95	$15.77	$15.60

Total units outstanding	29,567	13,129,995	18,328,878	12,314,410	4,112,971	906,771	9,191,065

Variable accumulation unit value (lowest to highest)	$24.81 to $26.29	$12.74 to $25.62	$11.53 to $16.06	$11.71 to $28.02	$8.15 to $11.30	$19.11 to $45.21	$11.35 to $27.08

Identified cost of investment	$683,928	$253,923,193	$243,968,543	$236,920,126	$38,166,730	$36,279,499	$136,050,492

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Janus Henderson Balanced— Initial Class	NYLI VP Janus Henderson Balanced— Service Class	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay Convertible— Service Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Service Class	NYLI VP MacKay Strategic Bond— Service Class
ASSETS:
Investment at net asset value	$127,159,882	$603,492,078	$49,417,616	$310,753,895	$86,139,369	$685,777,766	$131,106,501
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(7,511)	489,835	(24,071)	84,278	(26,666)	14,959	(117,507)
Net receivable from (payable to) the Fund for shares sold or purchased	12,458	(470,094)	25,997	(74,055)	30,018	8,401	121,894
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,418	19,481	1,731	10,021	3,017	22,901	4,340
Administrative charges	529	260	196	202	334	459	47

Total net assets	$127,159,882	$603,492,078	$49,417,615	$310,753,895	$86,139,370	$685,777,766	$131,106,501

Total shares outstanding	7,901,417	37,859,993	3,224,662	20,547,614	9,408,072	76,379,993	13,620,464

Net asset value per share (NAV)	$16.09	$15.94	$15.32	$15.12	$9.16	$8.98	$9.63

Total units outstanding	4,797,343	35,864,409	867,402	16,199,070	1,770,190	44,454,297	10,944,421

Variable accumulation unit value (lowest to highest)	$25.08 to $26.74	$12.24 to $25.90	$33.71 to $64.96	$10.74 to $40.32	$32.30 to $54.05	$11.27 to $28.65	$11.09 to $13.21

Identified cost of investment	$102,663,918	$548,754,976	$46,234,226	$312,416,681	$89,927,948	$707,229,569	$132,292,109

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Service Class	NYLI VP Moderate Allocation— Service Class	NYLI VP Natural Resources— Initial Class	NYLI VP PIMCO Real Return— Service Class	NYLI VP PineStone International Equity— Initial Class	NYLI VP PineStone International Equity— Service Class
ASSETS:
Investment at net asset value	$12,570,872	$49,108,096	$238,419,950	$93,070,270	$84,675,183	$10,801,727	$62,477,978
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	29,644	549	(46,058)	(67,559)	14,085	335	(21,004)
Net receivable from (payable to) the Fund for shares sold or purchased	(29,150)	1,177	54,894	70,852	(11,269)	88	23,265
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	448	1,680	8,484	3,100	2,782	381	2,151
Administrative charges	46	46	352	193	34	42	110

Total net assets	$12,570,872	$49,108,096	$238,419,950	$93,070,270	$84,675,183	$10,801,727	$62,477,978

Total shares outstanding	1,312,062	5,169,164	23,359,161	7,917,235	11,100,138	968,973	5,710,236

Net asset value per share (NAV)	$9.58	$9.50	$10.21	$11.76	$7.63	$11.15	$10.94

Total units outstanding	733,451	5,076,054	13,720,141	7,715,647	8,197,889	355,040	3,847,687

Variable accumulation unit value (lowest to highest)	$11.78 to $18.67	$8.81 to $11.37	$11.31 to $23.25	$10.32 to $17.77	$9.52 to $10.81	$20.07 to $34.18	$9.64 to $24.36

Identified cost of investment	$14,110,010	$53,923,136	$238,601,229	$76,516,981	$95,254,917	$12,965,949	$72,773,789

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP S&P 500 Index— Initial Class	NYLI VP S&P 500 Index— Service Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Service Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP Small Cap Growth— Service Class	NYLI VP U.S. Government Money Market— Initial Class
ASSETS:
Investment at net asset value	$193,740,053	$1,030,268,820	$27,058,798	$132,465,013	$29,669,899	$43,462,225	$181,042,696
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(114,279)	3,440,368	5,558	(65,255)	377	(146,155)	774,085
Net receivable from (payable to) the Fund for shares sold or purchased	121,811	(3,406,288)	(4,500)	70,079	796	147,571	(767,750)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,736	33,523	951	4,620	1,058	1,357	6,200
Administrative charges	796	557	107	204	115	59	135

Total net assets	$193,740,053	$1,030,268,820	$27,058,798	$132,465,013	$29,669,899	$43,462,225	$181,042,696

Total shares outstanding	1,844,794	9,921,198	2,929,012	14,951,579	2,493,164	3,871,154	181,024,593

Net asset value per share (NAV)	$105.02	$103.85	$9.24	$8.86	$11.90	$11.23	$1.00

Total units outstanding	1,933,593	44,483,732	596,765	5,978,665	1,197,141	2,364,080	52,883,097

Variable accumulation unit value (lowest to highest)	$41.61 to $117.60	$14.08 to $60.56	$45.16 to $49.64	$11.21 to $47.37	$23.53 to $25.10	$11.29 to $25.78	$0.90 to $11.06

Identified cost of investment	$91,893,606	$780,593,627	$26,405,034	$129,167,920	$29,950,344	$43,661,763	$181,042,707

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Wellington Growth— Initial Class	NYLI VP Wellington Growth— Service Class	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Wellington Small Cap— Service Class	NYLI VP Winslow Large Cap Growth— Initial Class	NYLI VP Winslow Large Cap Growth— Service Class	AB VPS Relative Value Portfolio— Class B
ASSETS:
Investment at net asset value	$81,343,726	$19,705,471	$14,697,626	$70,008,610	$53,005,925	$363,002,724	$22,618,819
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(106,970)	(4)	51	111,328	3,907	(59,331)	4,180
Net receivable from (payable to) the Fund for shares sold or purchased	110,131	805	521	(108,833)	(1,822)	71,585	(3,705)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,808	741	513	2,355	1,873	12,009	470
Administrative charges	353	60	59	140	212	245	5

Total net assets	$81,343,726	$19,705,471	$14,697,626	$70,008,610	$53,005,925	$363,002,724	$22,618,819

Total shares outstanding	2,638,306	662,251	1,496,658	7,216,415	1,716,169	13,347,946	732,712

Net asset value per share (NAV)	$30.83	$29.76	$9.82	$9.70	$30.89	$27.20	$30.87

Total units outstanding	1,256,007	475,044	1,158,998	4,659,906	709,869	10,978,225	1,815,051

Variable accumulation unit value (lowest to highest)	$23.13 to $70.38	$14.32 to $46.37	$12.38 to $12.70	$11.44 to $16.07	$39.61 to $86.45	$15.82 to $73.76	$12.14 to $12.62

Identified cost of investment	$67,411,238	$16,502,174	$13,456,067	$63,828,418	$42,205,242	$315,224,622	$21,946,227

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS The Bond Fund of America®— Class 4	American Funds IS Capital World Bond Fund®— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS U.S. Government Securities Fund®— Class 4
ASSETS:
Investment at net asset value	$204,204,044	$15,004,381	$462,011	$17,529,536	$475,365,697	$51,781,407	$773,131
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	184,763	10,912	—	(8,400)	1,137,319	16,790	—
Net receivable from (payable to) the Fund for shares sold or purchased	(178,159)	(10,598)	13	8,935	(1,121,578)	(15,135)	15
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,562	313	13	532	15,702	1,641	15
Administrative charges	42	1	—	3	39	14	—

Total net assets	$204,204,044	$15,004,381	$462,011	$17,529,536	$475,365,697	$51,781,407	$773,131

Total shares outstanding	8,036,365	1,654,287	49,307	1,030,543	3,884,341	1,983,962	81,899

Net asset value per share (NAV)	$25.41	$9.07	$9.37	$17.01	$122.38	$26.10	$9.44

Total units outstanding	14,124,094	1,504,550	45,785	1,271,350	27,595,824	3,563,797	74,814

Variable accumulation unit value (lowest to highest)	$12.34 to $15.75	$9.71 to $10.10	$10.06 to $10.14	$10.38 to $15.77	$15.02 to $28.52	$11.26 to $16.67	$10.26 to $10.36

Identified cost of investment	$197,750,492	$15,371,092	$480,374	$19,296,238	$392,041,867	$50,223,167	$797,684

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II
ASSETS:
Investment at net asset value	$207,353,416	$131,202,549	$120,399,722	$21,621,320	$222,892,585	$4,432,313	$26,804,933
Dividends due and accrued	—	—	649,682	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	117,446	325,067	37,126	(1,173)	69,967	3	1,427
Net receivable from (payable to) the Fund for shares sold or purchased	(111,132)	(320,754)	(683,182)	2,041	(62,525)	107	(596)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,289	4,264	3,608	790	7,272	109	825
Administrative charges	25	49	18	78	170	1	6

Total net assets	$207,353,416	$131,202,549	$120,399,722	$21,621,320	$222,892,585	$4,432,313	$26,804,933

Total shares outstanding	12,689,928	10,178,631	17,355,078	613,893	7,062,503	81,581	422,724

Net asset value per share (NAV)	$16.34	$12.89	$6.90	$35.22	$31.56	$54.33	$63.41

Total units outstanding	13,287,203	9,740,113	9,066,182	352,402	7,185,940	319,192	1,304,911

Variable accumulation unit value (lowest to highest)	$13.26 to $18.86	$10.90 to $17.15	$11.43 to $14.18	$58.85 to $89.01	$14.67 to $77.10	$13.58 to $14.11	$13.74 to $23.32

Identified cost of investment	$177,969,125	$142,038,998	$121,354,019	$16,720,933	$176,361,681	$3,969,036	$23,373,716

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class
ASSETS:
Investment at net asset value	$950,527	$34,683,777	$1,867,922	$47,219,231	$61,458,894	$76,670,873	$142,414,653
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(17,143)	(283)	19,491	(34,175)	(3,249)	(196,734)
Net receivable from (payable to) the Fund for shares sold or purchased	35	18,335	321	(17,967)	36,238	5,715	202,297
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	34	1,187	38	1,465	2,055	2,458	4,978
Administrative charges	1	5	—	59	8	8	585

Total net assets	$950,527	$34,683,777	$1,867,922	$47,219,231	$61,458,894	$76,670,873	$142,414,653

Total shares outstanding	250,799	4,373,742	225,051	3,563,716	4,749,528	8,096,185	2,457,968

Net asset value per share (NAV)	$3.79	$7.93	$8.30	$13.25	$12.94	$9.47	$57.94

Total units outstanding	82,875	3,144,669	188,786	2,161,441	5,174,824	8,792,292	1,195,190

Variable accumulation unit value (lowest to highest)	$8.65 to $13.46	$10.57 to $11.32	$9.67 to $10.02	$12.54 to $39.55	$10.10 to $12.31	$8.37 to $10.15	$64.54 to $133.27

Identified cost of investment	$1,069,371	$38,283,870	$1,888,104	$44,528,999	$60,734,244	$82,471,576	$98,830,366

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP Extended Market Index Portfolio— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class
ASSETS:
Investment at net asset value	$467,862,179	$18,561,103	$41,063,647	$182,807,854	$999,382	$1,004,326,190	$55,778,773
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	58,977	(126,865)	151	(13,990)	—	(9,399)	26,641
Net receivable from (payable to) the Fund for shares sold or purchased	(42,771)	127,417	1,444	19,923	22	61,687	(24,861)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	15,691	547	1,431	5,764	22	33,026	1,775
Administrative charges	515	5	164	169	—	19,262	5

Total net assets	$467,862,179	$18,561,103	$41,063,647	$182,807,854	$999,382	$1,004,326,190	$55,778,773

Total shares outstanding	8,429,949	1,618,230	1,544,327	7,168,935	69,936	96,477,060	5,358,191

Net asset value per share (NAV)	$55.50	$11.47	$26.59	$25.50	$14.29	$10.41	$10.41

Total units outstanding	14,419,660	1,565,591	760,934	8,593,057	89,569	74,940,895	4,330,182

Variable accumulation unit value (lowest to highest)	$15.59 to $80.17	$11.07 to $12.12	$35.33 to $59.17	$12.26 to $40.26	$11.11 to $11.19	$13.40 to $13.94	$11.57 to $13.96

Identified cost of investment	$385,750,282	$17,914,419	$35,673,021	$171,593,700	$1,005,521	$978,757,555	$54,224,643

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II
ASSETS:
Investment at net asset value	$375,124	$345,682,011	$67,875,887	$39,409,080	$12,122,286	$137,099,168	$222,933,414
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	331,116	65,380	23,694	1,490	159,890	541,909
Net receivable from (payable to) the Fund for shares sold or purchased	19	(320,204)	(63,269)	(22,608)	(1,257)	(155,192)	(535,513)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	12	10,759	2,090	1,083	232	4,468	6,383
Administrative charges	7	153	21	3	1	230	13

Total net assets	$375,124	$345,682,011	$67,875,887	$39,409,080	$12,122,286	$137,099,168	$222,933,414

Total shares outstanding	375,124	4,302,203	1,906,091	3,659,153	1,141,458	3,864,125	14,485,602

Net asset value per share (NAV)	$1.00	$80.35	$35.61	$10.77	$10.62	$35.48	$15.39

Total units outstanding	36,801	10,260,107	4,881,011	3,438,109	1,192,806	5,183,894	14,797,336

Variable accumulation unit value (lowest to highest)	$10.19 to $10.19	$16.12 to $51.23	$11.08 to $14.76	$10.96 to $12.14	$9.88 to $10.27	$12.67 to $60.33	$12.72 to $17.01

Identified cost of investment	$375,124	$263,953,579	$66,598,657	$38,870,801	$12,325,814	$136,130,995	$199,011,302

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares
ASSETS:
Investment at net asset value	$81,911,462	$617,039,235	$556,495,942	$179,940,662	$27,839,560	$23,615,502	$72,233,185
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	74,796	363,898	224,728	114,852	(17,170)	5,398	18,710
Net receivable from (payable to) the Fund for shares sold or purchased	(72,133)	(346,158)	(208,174)	(109,108)	18,098	(4,733)	(16,687)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,647	17,705	16,522	5,726	920	653	2,003
Administrative charges	16	35	32	18	8	12	20

Total net assets	$81,911,462	$617,039,235	$556,495,942	$179,940,662	$27,839,560	$23,615,502	$72,233,185

Total shares outstanding	8,299,034	49,323,680	40,384,321	15,784,269	846,445	828,905	966,718

Net asset value per share (NAV)	$9.87	$12.51	$13.78	$11.40	$32.89	$28.49	$74.72

Total units outstanding	7,699,415	47,771,603	40,182,186	14,879,988	2,227,341	1,394,060	4,218,959

Variable accumulation unit value (lowest to highest)	$10.07 to $10.92	$11.61 to $13.56	$12.10 to $14.92	$11.07 to $12.43	$11.21 to $13.84	$12.32 to $19.88	$12.74 to $19.92

Identified cost of investment	$81,730,208	$579,872,902	$509,433,231	$175,082,444	$27,885,446	$21,773,847	$68,835,711

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares	Macquarie VIP Small Cap Value Series— Service Class	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class
ASSETS:
Investment at net asset value	$49,784,650	$54,651,941	$17,040,368	$49,541,338	$7,032,327	$59,262,165	$32,400,189
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(65,676)	53,396	(580)	8,666	(319)	(38,750)	(1,165)
Net receivable from (payable to) the Fund for shares sold or purchased	67,604	(51,678)	1,092	(7,170)	594	40,799	2,033
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,711	1,656	507	1,488	248	2,024	858
Administrative charges	217	62	5	8	27	25	10

Total net assets	$49,784,650	$54,651,941	$17,040,368	$49,541,338	$7,032,327	$59,262,165	$32,400,189

Total shares outstanding	685,739	781,077	423,363	1,698,366	176,958	1,523,841	3,109,423

Net asset value per share (NAV)	$72.60	$69.97	$40.25	$29.17	$39.74	$38.89	$10.42

Total units outstanding	990,040	2,313,755	1,269,507	3,503,083	162,796	2,583,623	2,020,641

Variable accumulation unit value (lowest to highest)	$20.32 to $54.13	$14.25 to $40.29	$11.30 to $14.11	$11.47 to $15.03	$36.46 to $57.99	$12.99 to $52.79	$12.11 to $19.72

Identified cost of investment	$32,714,305	$44,933,079	$15,986,466	$50,813,939	$5,850,119	$52,703,099	$30,328,798

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$3,531,484	$8,370,525	$45,685,872	$—	$1,167,806	$91,997,788	$53,603,825
Dividends due and accrued	—	—	—	—	—	—	(23)
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,551	(90)	14,125	—	(752)	2,489	54,575
Net receivable from (payable to) the Fund for shares sold or purchased	(1,470)	416	(12,550)	—	800	644	(53,232)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	81	292	1,549	—	45	3,045	1,308
Administrative charges	—	34	26	—	3	88	12

Total net assets	$3,531,484	$8,370,525	$45,685,872	$—	$1,167,806	$91,997,788	$53,603,825

Total shares outstanding	209,459	235,193	1,312,435	—	37,334	3,455,965	5,420,005

Net asset value per share (NAV)	$16.86	$35.59	$34.81	$—	$31.28	$26.62	$9.89

Total units outstanding	320,004	171,612	1,747,713	—	22,571	3,749,497	4,766,934

Variable accumulation unit value (lowest to highest)	$10.85 to $11.20	$33.21 to $55.38	$13.35 to $60.41	$—	$49.30 to $70.62	$12.63 to $62.17	$10.88 to $11.35

Identified cost of investment	$3,521,480	$7,030,024	$39,547,228	$—	$1,040,056	$86,062,839	$54,094,880

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Short-Term Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Principal VC Real Estate Securities Account— Class 2	Putnam VT International Value Fund— Class IB	Voya Growth and Income Portfolio— Class S
ASSETS:
Investment at net asset value	$64,367,625	$45,256,249	$2,170,473	$143,179,021	$22,544,161	$452,006	$2,194,105
Dividends due and accrued	(3)	1	—	(5)	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(49,627)	(17,418)	(228)	(69,383)	48,413	—	277
Net receivable from (payable to) the Fund for shares sold or purchased	51,808	18,731	265	74,021	(47,758)	9	(232)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,163	1,304	37	4,607	645	9	45
Administrative charges	15	10	—	26	10	—	—

Total net assets	$64,367,625	$45,256,249	$2,170,473	$143,179,021	$22,544,161	$452,006	$2,194,105

Total shares outstanding	6,436,763	4,694,632	210,317	15,838,388	1,237,330	37,542	110,312

Net asset value per share (NAV)	$10.00	$9.64	$10.32	$9.04	$18.22	$12.04	$19.89

Total units outstanding	5,832,399	4,460,473	210,324	14,207,015	1,960,665	44,586	191,404

Variable accumulation unit value (lowest to highest)	$10.56 to $11.81	$9.57 to $10.67	$10.25 to $10.34	$9.75 to $10.28	$11.45 to $11.56	$10.08 to $10.17	$11.40 to $11.50

Identified cost of investment	$66,736,923	$45,452,541	$2,164,867	$160,070,932	$23,623,855	$465,915	$2,366,222

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

Western Asset Core Plus VIT Portfolio— Class II
ASSETS:
Investment at net asset value	$3,037,706
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	328
Net receivable from (payable to) the Fund for shares sold or purchased	(266)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	62
Administrative charges	—

Total net assets	$3,037,706

Total shares outstanding	672,059

Net asset value per share (NAV)	$4.52

Total units outstanding	307,968

Variable accumulation unit value (lowest to highest)	$9.63 to $9.98

Identified cost of investment	$3,277,565

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations

For the year ended December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP American Century Sustainable Equity— Service Class	NYLI VP Balanced— Service Class	NYLI VP Bond— Initial Class	NYLI VP Bond— Service Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Candriam Emerging Markets Equity— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$354,010	$517,958	$2,831,820	$941,237	$4,483,809	$59,398	$151,293
Mortality and expense risk charges	(462,016)	(894,086)	(1,525,895)	(262,901)	(1,234,170)	(83,484)	(321,510)
Administrative charges	(58,775)	(104,896)	(121,571)	(36,745)	(155,043)	(12,350)	(47,058)

Net investment income (loss)	(166,781)	(481,024)	1,184,354	641,591	3,094,596	(36,436)	(217,275)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,093,548	18,884,521	27,655,350	3,178,425	17,645,058	1,079,739	5,636,124
Cost of investments sold	(9,281,485)	(21,762,927)	(28,604,242)	(3,798,542)	(20,184,042)	(1,081,656)	(6,287,763)

Net realized gain (loss) on investments	(2,187,937)	(2,878,406)	(948,892)	(620,117)	(2,538,984)	(1,917)	(651,639)
Realized gain distribution received	832,622	1,615,117	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	7,431,583	12,778,894	7,100,045	40,440	(356,673)	724,774	3,319,911

Net gain (loss) on investments	6,076,268	11,515,605	6,151,153	(579,677)	(2,895,657)	722,857	2,668,272

Net increase (decrease) in net assets resulting from operations	$5,909,487	$11,034,581	$7,335,507	$61,914	$198,939	$686,421	$2,450,997

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP CBRE Global Infrastructure— Service Class	NYLI VP Conservative Allocation— Service Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Service Class	NYLI VP Epoch U.S. Equity Yield— Initial Class	NYLI VP Epoch U.S. Equity Yield— Service Class	NYLI VP Equity Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$201,697	$2,205,851	$585,119	$442,575	$2,297,405	$4,055,543	$—
Mortality and expense risk charges	(106,541)	(2,171,595)	(936,414)	(960,160)	(1,105,409)	(2,054,857)	(1,801,668)
Administrative charges	(9,526)	(175,262)	(127,722)	(92,646)	(143,798)	(235,498)	(257,922)

Net investment income (loss)	85,630	(141,006)	(479,017)	(610,231)	1,048,198	1,765,188	(2,059,590)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,594,736	54,251,149	12,625,059	22,323,639	14,319,460	38,342,671	48,316,816
Cost of investments sold	(3,493,634)	(59,149,604)	(10,202,003)	(19,532,869)	(11,706,613)	(31,705,313)	(52,861,367)

Net realized gain (loss) on investments	101,102	(4,898,455)	2,423,056	2,790,770	2,612,847	6,637,358	(4,544,551)
Realized gain distribution received	—	—	—	—	4,972,127	9,648,749	—
Change in unrealized appreciation (depreciation) on investments	354,017	12,774,651	12,717,057	12,595,692	4,572,759	6,343,662	19,863,999

Net gain (loss) on investments	455,119	7,876,196	15,140,113	15,386,462	12,157,733	22,629,769	15,319,448

Net increase (decrease) in net assets resulting from operations	$540,749	$7,735,190	$14,661,096	$14,776,231	$13,205,931	$24,394,957	$13,259,858

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Fidelity Institutional AM® Utilities— Service Class	NYLI VP Floating Rate— Service Class	NYLI VP Growth Allocation— Service Class	NYLI VP Hedge Multi- Strategy— Service Class	NYLI VP Income Builder— Initial Class	NYLI VP Income Builder— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$18,386	$5,902,454	$18,112,193	$1,361,726	$4,901	$1,175,923	$3,858,723
Mortality and expense risk charges	(11,212)	(3,437,295)	(2,752,985)	(3,368,127)	(550,902)	(489,385)	(1,702,280)
Administrative charges	(1,719)	(374,318)	(267,760)	(485,831)	(74,477)	(67,552)	(97,276)

Net investment income (loss)	5,455	2,090,841	15,091,448	(2,492,232)	(620,478)	618,986	2,059,167

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	259,544	84,355,040	56,910,518	79,212,790	17,934,168	6,524,820	35,854,326
Cost of investments sold	(238,225)	(81,884,230)	(57,776,004)	(85,396,013)	(17,313,799)	(6,990,702)	(37,245,246)

Net realized gain (loss) on investments	21,319	2,470,810	(865,486)	(6,183,223)	620,369	(465,882)	(1,390,920)
Realized gain distribution received	54,188	19,461,849	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	112,088	39,988,342	178,310	29,763,944	1,942,895	3,540,483	11,705,602

Net gain (loss) on investments	187,595	61,921,001	(687,176)	23,580,721	2,563,264	3,074,601	10,314,682

Net increase (decrease) in net assets resulting from operations	$193,050	$64,011,842	$14,404,272	$21,088,489	$1,942,786	$3,693,587	$12,373,849

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Janus Henderson Balanced— Initial Class	NYLI VP Janus Henderson Balanced— Service Class	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay Convertible— Service Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Service Class	NYLI VP MacKay Strategic Bond— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,370,081	$9,436,815	$1,823,995	$9,799,374	$5,148,874	$38,828,733	$7,316,489
Mortality and expense risk charges	(1,654,389)	(6,426,881)	(665,133)	(3,651,246)	(1,160,164)	(8,471,180)	(1,696,916)
Administrative charges	(242,339)	(326,594)	(88,428)	(286,937)	(152,044)	(907,419)	(219,538)

Net investment income (loss)	473,353	2,683,340	1,070,434	5,861,191	3,836,666	29,450,134	5,400,035

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	20,357,823	73,079,924	9,528,093	56,042,111	15,358,567	132,239,662	50,280,289
Cost of investments sold	(15,401,235)	(63,915,386)	(7,552,974)	(52,289,531)	(16,048,128)	(138,872,545)	(50,786,558)

Net realized gain (loss) on investments	4,956,588	9,164,538	1,975,119	3,752,580	(689,561)	(6,632,883)	(506,269)
Realized gain distribution received	—	—	790,640	4,849,031	—	—	—
Change in unrealized appreciation (depreciation) on investments	11,664,540	54,364,699	(311,967)	5,688,007	1,706,356	12,147,537	2,135,045

Net gain (loss) on investments	16,621,128	63,529,237	2,453,792	14,289,618	1,016,795	5,514,654	1,628,776

Net increase (decrease) in net assets resulting from operations	$17,094,481	$66,212,577	$3,524,226	$20,150,809	$4,853,461	$34,964,788	$7,028,811

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Service Class	NYLI VP Moderate Allocation— Service Class	NYLI VP Natural Resources— Initial Class	NYLI VP PIMCO Real Return— Service Class	NYLI VP PineStone International Equity— Initial Class	NYLI VP PineStone International Equity— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$255,814	$843,275	$1,990,027	$2,565,110	$3,027,833	$69,338	$220,950
Mortality and expense risk charges	(174,738)	(637,683)	(3,346,606)	(1,273,765)	(1,061,941)	(157,692)	(854,851)
Administrative charges	(26,275)	(79,823)	(352,590)	(146,399)	(157,462)	(20,554)	(102,162)

Net investment income (loss)	54,801	125,769	(1,709,169)	1,144,946	1,808,430	(108,908)	(736,063)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,822,204	9,766,998	72,045,661	27,760,353	19,009,268	2,493,095	15,215,171
Cost of investments sold	(2,097,099)	(10,909,393)	(77,674,165)	(19,357,866)	(21,354,644)	(3,278,430)	(19,120,218)

Net realized gain (loss) on investments	(274,895)	(1,142,395)	(5,628,504)	8,402,487	(2,345,376)	(785,335)	(3,905,047)
Realized gain distribution received	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	153,642	687,506	24,525,719	(9,700,409)	1,014,029	1,336,253	6,576,516

Net gain (loss) on investments	(121,253)	(454,889)	18,897,215	(1,297,922)	(1,331,347)	550,918	2,671,469

Net increase (decrease) in net assets resulting from operations	$(66,452)	$(329,120)	$17,188,046	$(152,976)	$477,083	$442,010	$1,935,406

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP S&P 500 Index— Initial Class	NYLI VP S&P 500 Index— Service Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Service Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP Small Cap Growth— Service Class	NYLI VP U.S. Government Money Market— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,241,657	$9,260,697	$88,469	$108,627	$—	$—	$9,074,022
Mortality and expense risk charges	(2,436,903)	(10,358,097)	(369,545)	(1,757,980)	(404,448)	(485,580)	(2,388,480)
Administrative charges	(331,520)	(795,653)	(49,441)	(193,766)	(63,354)	(46,834)	(317,551)

Net investment income (loss)	(526,766)	(1,893,053)	(330,517)	(1,843,119)	(467,802)	(532,414)	6,367,991

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	29,698,261	127,505,404	6,335,657	32,189,135	5,705,001	9,078,628	119,116,571
Cost of investments sold	(7,683,867)	(77,708,955)	(9,850,204)	(45,292,108)	(6,007,234)	(11,814,956)	(119,116,571)

Net realized gain (loss) on investments	22,014,394	49,796,449	(3,514,547)	(13,102,973)	(302,233)	(2,736,328)	—
Realized gain distribution received	607,309	2,977,487	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	17,315,847	116,250,182	6,141,736	25,670,239	3,346,290	6,702,187	—

Net gain (loss) on investments	39,937,550	169,024,118	2,627,189	12,567,266	3,044,057	3,965,859	—

Net increase (decrease) in net assets resulting from operations	$39,410,784	$167,131,065	$2,296,672	$10,724,147	$2,576,255	$3,433,445	$6,367,991

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Wellington Growth— Initial Class	NYLI VP Wellington Growth— Service Class	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Wellington Small Cap— Service Class	NYLI VP Winslow Large Cap Growth— Initial Class	NYLI VP Winslow Large Cap Growth— Service Class	AB VPS Relative Value Portfolio— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$157,264	$578,652	$—	$—	$203,514
Mortality and expense risk charges	(1,014,137)	(273,197)	(194,490)	(905,413)	(667,274)	(4,114,721)	(120,842)
Administrative charges	(151,263)	(34,701)	(26,693)	(100,284)	(91,905)	(392,157)	(12,200)

Net investment income (loss)	(1,165,400)	(307,898)	(63,919)	(427,045)	(759,179)	(4,506,878)	70,472

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,905,721	4,899,577	2,955,686	19,316,490	9,615,117	72,520,433	3,858,459
Cost of investments sold	(11,524,072)	(4,832,176)	(3,614,378)	(21,419,172)	(8,028,193)	(66,235,413)	(3,563,723)

Net realized gain (loss) on investments	1,381,649	67,401	(658,692)	(2,102,682)	1,586,924	6,285,020	294,736
Realized gain distribution received	—	—	—	—	4,668,957	34,532,629	572,644
Change in unrealized appreciation (depreciation) on investments	17,166,015	4,491,783	2,532,068	10,944,375	7,008,073	42,138,843	408,355

Net gain (loss) on investments	18,547,664	4,559,184	1,873,376	8,841,693	13,263,954	82,956,492	1,275,735

Net increase (decrease) in net assets resulting from operations	$17,382,264	$4,251,286	$1,809,457	$8,414,648	$12,504,775	$78,449,614	$1,346,207

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS The Bond Fund of America®— Class 4	American Funds IS Capital World Bond Fund®— Class 4 (a)	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS U.S. Government Securities Fund®— Class 4 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$3,713,920	$556,297	$8,616	$137,776	$541,193	$614,666	$19,982
Mortality and expense risk charges	(2,117,688)	(89,138)	(1,067)	(193,696)	(3,818,576)	(631,459)	(1,441)
Administrative charges	(80,130)	(16,830)	(37)	(14,676)	(145,156)	(75,591)	(55)

Net investment income (loss)	1,516,102	450,329	7,512	(70,596)	(3,422,539)	(92,384)	18,486

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	24,837,868	2,369,152	66,696	4,502,614	27,067,029	14,426,799	399,154
Cost of investments sold	(23,706,066)	(2,375,885)	(64,875)	(6,082,070)	(22,749,559)	(12,734,317)	(403,142)

Net realized gain (loss) on investments	1,131,802	(6,733)	1,821	(1,579,456)	4,317,470	1,692,482	(3,988)
Realized gain distribution received	7,468,733	—	—	599,459	6,898,192	244,289	—
Change in unrealized appreciation (depreciation) on investments	13,019,467	(405,228)	(18,363)	1,178,148	71,380,510	679,958	(24,553)

Net gain (loss) on investments	21,620,002	(411,961)	(16,542)	198,151	82,596,172	2,616,729	(28,541)

Net increase (decrease) in net assets resulting from operations	$23,136,104	$38,368	$(9,030)	$127,555	$79,173,633	$2,524,345	$(10,055)

(a)	For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$2,726,301	$1,898,670	$7,272,240	$—	$—	$7,668	$134,276
Mortality and expense risk charges	(1,953,087)	(1,548,907)	(1,259,277)	(291,489)	(2,504,868)	(27,641)	(294,988)
Administrative charges	(164,310)	(129,575)	(201,425)	(36,842)	(209,828)	(2,012)	(33,487)

Net investment income (loss)	608,904	220,188	5,811,538	(328,331)	(2,714,696)	(21,985)	(194,199)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,055,540	30,783,444	21,635,389	5,383,351	47,362,709	773,787	5,032,656
Cost of investments sold	(18,846,617)	(31,561,527)	(22,232,689)	(4,102,524)	(39,060,184)	(624,696)	(3,626,880)

Net realized gain (loss) on investments	3,208,923	(778,083)	(597,300)	1,280,827	8,302,525	149,091	1,405,776
Realized gain distribution received	1,389,356	10,258,472	—	—	—	13,185	2,688,191
Change in unrealized appreciation (depreciation) on investments	20,821,378	(753,311)	1,589,035	3,650,773	36,640,624	335,724	732,913

Net gain (loss)on investments	25,419,657	8,727,078	991,735	4,931,600	44,943,149	498,000	4,826,880

Net increase (decrease) in net assets resulting from operations	$26,028,561	$8,947,266	$6,803,273	$4,603,269	$42,228,453	$476,015	$4,632,681

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$34,888	$1,727,695	$84,327	$248,589	$2,109,358	$1,902,251	$256,009
Mortality and expense risk charges	(14,166)	(447,649)	(11,303)	(538,803)	(788,809)	(760,335)	(1,781,237)
Administrative charges	(1,009)	(66,552)	(2,392)	(51,219)	(99,883)	(77,183)	(238,449)

Net investment income (loss)	19,713	1,213,494	70,632	(341,433)	1,220,666	1,064,733	(1,763,677)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	578,122	6,852,527	815,376	15,209,054	12,545,409	9,950,760	23,173,750
Cost of investments sold	(657,222)	(7,792,914)	(798,368)	(16,821,209)	(12,515,243)	(11,200,412)	(12,660,075)

Net realized gain (loss) on investments	(79,100)	(940,387)	17,008	(1,612,155)	30,166	(1,249,652)	10,513,675
Realized gain distribution received	—	—	—	2,043,831	37,128	—	16,139,995
Change in unrealized appreciation (depreciation) on investments	126,419	1,311,945	(65,011)	3,185,458	1,136,867	28,611	12,863,743

Net gain (loss) on investments	47,319	371,558	(48,003)	3,617,134	1,204,161	(1,221,041)	39,517,413

Net increase (decrease) in net assets resulting from operations	$67,032	$1,585,052	$22,629	$3,275,701	$2,424,827	$(156,308)	$37,753,736

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP Extended Market Index Portfolio— Service Class 2 (a)	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$144,879	$222,952	$727,049	$2,890,053	$7,947	$20,719,933	$1,144,360
Mortality and expense risk charges	(5,571,977)	(196,773)	(549,471)	(2,102,230)	(1,953)	(11,889,403)	(585,523)
Administrative charges	(596,530)	(16,179)	(73,099)	(199,779)	(36)	(6,934,560)	(33,833)

Net investment income (loss)	(6,023,628)	10,000	104,479	588,044	5,958	1,895,970	525,004

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	120,989,446	4,451,484	7,123,309	35,019,835	60,670	36,492,602	7,179,432
Cost of investments sold	(74,761,951)	(4,576,345)	(5,289,866)	(28,896,316)	(56,701)	(33,650,760)	(7,211,731)

Net realized gain (loss) on investments	46,227,495	(124,861)	1,833,443	6,123,519	3,969	2,841,842	(32,299)
Realized gain distribution received	54,448,829	—	2,389,054	10,799,098	—	—	—
Change in unrealized appreciation (depreciation) on investments	22,525,139	1,513,625	1,168,959	4,194,322	(6,139)	65,594,513	3,212,602

Net gain (loss) on investments	123,201,463	1,388,764	5,391,456	21,116,939	(2,170)	68,436,355	3,180,303

Net increase (decrease) in net assets resulting from operations	$117,177,835	$1,398,764	$5,495,935	$21,704,983	$3,788	$70,332,325	$3,705,307

(a)	For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$221	$—	$—	$1,023,768	$357,409	$462,824	$2,617,264
Mortality and expense risk charges	(61)	(3,500,224)	(797,958)	(339,227)	(62,426)	(1,644,625)	(1,907,146)
Administrative charges	(36)	(378,601)	(72,687)	(13,546)	(14,171)	(173,558)	(64,493)

Net investment income (loss)	124	(3,878,825)	(870,645)	670,995	280,812	(1,355,359)	645,625

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	97	63,819,693	15,744,739	4,683,614	2,174,922	30,695,309	29,802,512
Cost of investments sold	(97)	(50,261,506)	(15,184,068)	(4,341,345)	(2,140,227)	(25,672,733)	(26,861,294)

Net realized gain (loss) on investments	—	13,558,187	560,671	342,269	34,695	5,022,576	2,941,218
Realized gain distribution received	—	—	—	—	—	17,923,388	2,009,569
Change in unrealized appreciation (depreciation) on investments	—	81,688,997	2,720,419	(183,986)	(274,832)	(2,569,427)	19,403,007

Net gain (loss) on investments	—	95,247,184	3,281,090	158,283	(240,137)	20,376,537	24,353,794

Net increase (decrease) in net assets resulting from operations	$124	$91,368,359	$2,410,445	$829,278	$40,675	$19,021,178	$24,999,419

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,721,358	$15,704,684	$11,590,010	$5,405,548	$450,744	$—	$394,500
Mortality and expense risk charges	(896,903)	(5,942,704)	(5,283,219)	(2,041,841)	(373,113)	(212,746)	(669,222)
Administrative charges	(35,809)	(719,124)	(458,312)	(154,521)	(44,227)	(23,342)	(76,308)

Net investment income (loss)	1,788,646	9,042,856	5,848,479	3,209,186	33,404	(236,088)	(351,030)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	21,081,863	60,060,283	47,277,629	29,410,058	11,390,291	4,501,468	9,977,680
Cost of investments sold	(22,126,233)	(56,430,148)	(42,746,630)	(29,021,885)	(11,784,218)	(4,188,111)	(9,930,346)

Net realized gain (loss) on investments	(1,044,370)	3,630,135	4,530,999	388,173	(393,927)	313,357	47,334
Realized gain distribution received	—	—	—	—	156,091	807,552	2,726,733
Change in unrealized appreciation (depreciation) on investments	2,644,852	40,374,842	44,111,519	9,519,600	(4,534)	1,257,937	5,409,308

Net gain (loss) on investments	1,600,482	44,004,977	48,642,518	9,907,773	(242,370)	2,378,846	8,183,375

Net increase (decrease) in net assets resulting from operations	$3,389,128	$53,047,833	$54,490,997	$13,116,959	$(208,966)	$2,142,758	$7,832,345

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares	Macquarie VIP Small Cap Value Series— Service Class	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$370,739	$302,771	$169,927	$565,353	$49,969	$274,538	$328,942
Mortality and expense risk charges	(626,221)	(583,584)	(191,240)	(551,866)	(95,073)	(775,895)	(320,280)
Administrative charges	(93,841)	(57,767)	(19,385)	(64,513)	(13,638)	(88,835)	(23,507)

Net investment income (loss)	(349,323)	(338,580)	(40,698)	(51,026)	(58,742)	(590,192)	(14,845)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,627,116	11,756,935	4,488,474	10,027,868	1,498,997	21,137,009	9,861,222
Cost of investments sold	(2,815,519)	(8,843,910)	(4,651,545)	(9,563,764)	(990,104)	(16,680,870)	(9,166,328)

Net realized gain (loss) on investments	4,811,597	2,913,025	(163,071)	464,104	508,893	4,456,139	694,894
Realized gain distribution received	1,584,862	1,629,839	638,286	2,200,284	508,427	4,284,409	1,331,555
Change in unrealized appreciation (depreciation) on investments	3,645,945	5,123,193	1,143,496	(63,283)	247,180	1,701,714	1,501,054

Net gain (loss) on investments	10,042,404	9,666,057	1,618,711	2,601,105	1,264,500	10,442,262	3,527,503

Net increase (decrease) in net assets resulting from operations	$9,693,081	$9,327,477	$1,578,013	$2,550,079	$1,205,758	$9,852,070	$3,512,658

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$43,395	$51,117	$172,941	$545,053	$—	$—	$2,420,084
Mortality and expense risk charges	(23,846)	(109,279)	(579,407)	(227,808)	(18,175)	(1,105,186)	(399,645)
Administrative charges	(2,512)	(14,767)	(71,386)	(15,651)	(2,151)	(94,821)	(64,206)

Net investment income (loss)	17,037	(72,929)	(477,852)	301,594	(20,326)	(1,200,007)	1,956,233

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	832,368	1,322,990	10,736,670	30,093,331	502,177	29,094,878	8,387,615
Cost of investments sold	(757,755)	(1,042,512)	(9,112,796)	(29,017,736)	(405,153)	(31,513,887)	(8,594,559)

Net realized gain (loss) on investments	74,613	280,478	1,623,874	1,075,595	97,024	(2,419,009)	(206,944)
Realized gain distribution received	—	491,470	2,703,915	—	64,933	5,741,189	—
Change in unrealized appreciation (depreciation) on investments	(91,418)	655,365	3,280,293	1,647,450	123,653	15,474,177	(98,450)

Net gain (loss) on investments	(16,805)	1,427,313	7,608,082	2,723,045	285,610	18,796,357	(305,394)

Net increase (decrease) in net assets resulting from operations	$232	$1,354,384	$7,130,230	$3,024,639	$265,284	$17,596,350	$1,650,839

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Short-Term Portfolio— Advisor Class (a)	PIMCO VIT Total Return Portfolio— Advisor Class	Principal VC Real Estate Securities Account— Class 2 (a)	Putnam VT International Value Fund— Class IB (a)	Voya Growth and Income Portfolio— Class S (a)
INVESTMENT INCOME (LOSS):
Dividend income	$2,285,702	$1,710,950	$36,629	$5,515,303	$3,889	$—	$12,521
Mortality and expense risk charges	(834,214)	(488,254)	(4,251)	(1,710,760)	(16,218)	(948)	(4,762)
Administrative charges	(111,598)	(56,122)	(655)	(253,808)	(1,196)	(50)	(458)

Net investment income (loss)	1,339,890	1,166,574	31,723	3,550,735	(13,525)	(998)	7,301

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	23,050,107	15,275,591	652,000	32,605,909	579,955	82,029	207,661
Cost of investments sold	(24,889,919)	(15,882,241)	(652,005)	(37,616,897)	(594,381)	(80,586)	(195,162)

Net realized gain (loss) on investments	(1,839,812)	(606,650)	(5)	(5,010,988)	(14,426)	1,443	12,499
Realized gain distribution received	—	—	—	—	5,549	—	252,433
Change in unrealized appreciation (depreciation) on investments	2,945,472	821,651	5,606	2,907,974	(1,079,694)	(13,909)	(172,116)

Net gain (loss) on investments	1,105,660	215,001	5,601	(2,103,014)	(1,088,571)	(12,466)	92,816

Net increase (decrease) in net assets resulting from operations	$2,445,550	$1,381,575	$37,324	$1,447,721	$(1,102,096)	$(13,464)	$100,117

(a)	For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2024

Western Asset Core Plus VIT Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$246,711
Mortality and expense risk charges	(17,495)
Administrative charges	(3,578)

Net investment income (loss)	225,638

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	503,688
Cost of investments sold	(514,491)

Net realized gain (loss) on investments	(10,803)
Realized gain distribution received	—
Change in unrealized appreciation (depreciation) on investments	(259,940)

Net gain (loss) on investments	(270,743)

Net increase (decrease) in net assets resulting from operations	$(45,105)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP American Century Sustainable Equity— Initial Class		NYLI VP American Century Sustainable Equity— Service Class		NYLI VP Balanced— Service Class		NYLI VP Bond— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(166,781)	$(62,368)	$(481,024)	$(344,270)	$1,184,354	$302,137	$641,591	$285,596
Net realized gain (loss) on investments	(2,187,937)	(1,405,753)	(2,878,406)	(2,954,461)	(948,892)	(3,738,566)	(620,117)	(789,348)
Realized gain distribution received	832,622	11,621,525	1,615,117	21,151,108	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	7,431,583	(2,900,155)	12,778,894	(4,822,776)	7,100,045	9,985,179	40,440	1,356,288

Net increase (decrease) in net assets resulting from operations	5,909,487	7,253,249	11,034,581	13,029,601	7,335,507	6,548,750	61,914	852,536

Contributions and (withdrawals):
Payments received from policyowners	176,505	133,277	2,987,684	1,958,419	7,488,542	8,728,075	169,292	112,464
Policyowners’ surrenders	(5,059,713)	(4,455,477)	(10,836,827)	(10,941,068)	(14,813,569)	(13,403,479)	(2,492,881)	(3,170,509)
Policyowners’ annuity and death benefits	(530,171)	(1,232,268)	(762,763)	(623,411)	(2,331,414)	(1,878,688)	(455,541)	(533,099)
Net transfers from (to) Fixed Account	(60,709)	(1,514,744)	435,392	209,193	2,325,493	4,150,615	8,355	(178,819)
Transfers between Investment Divisions	(812,259)	(473,740)	(1,541,796)	(2,326,432)	103,739	(3,666,150)	809,411	229,387

Net contributions and (withdrawals)	(6,286,347)	(7,542,952)	(9,718,310)	(11,723,299)	(7,227,209)	(6,069,627)	(1,961,364)	(3,540,576)

Increase (decrease) in net assets	(376,860)	(289,703)	1,316,271	1,306,302	108,298	479,123	(1,899,450)	(2,688,040)
NET ASSETS:
Beginning of period	34,769,056	35,058,759	65,565,499	64,259,197	119,621,198	119,142,075	21,145,964	23,834,004

End of period	$34,392,196	$34,769,056	$66,881,770	$65,565,499	$119,729,496	$119,621,198	$19,246,514	$21,145,964

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Bond— Service Class		NYLI VP Candriam Emerging Markets Equity— Initial Class		NYLI VP Candriam Emerging Markets Equity— Service Class		NYLI VP CBRE Global Infrastructure— Service Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,094,596	$1,124,058	$(36,436)	$16,846	$(217,275)	$(39,595)	$85,630	$19,011
Net realized gain (loss) on investments	(2,538,984)	(3,331,920)	(1,917)	(374,176)	(651,639)	(1,007,651)	101,102	(174,306)
Realized gain distribution received	—	—	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(356,673)	5,795,557	724,774	738,268	3,319,911	2,351,686	354,017	372,509

Net increase (decrease) in net assets resulting from operations	198,939	3,587,695	686,421	380,938	2,450,997	1,304,440	540,749	217,214

Contributions and (withdrawals):
Payments received from policyowners	5,479,917	4,843,306	58,232	46,055	615,712	393,154	1,082,644	774,018
Policyowners’ surrenders	(11,991,896)	(13,064,162)	(786,711)	(756,996)	(3,744,348)	(3,735,022)	(1,031,577)	(858,920)
Policyowners’ annuity and death benefits	(1,491,670)	(1,087,721)	(101,354)	(153,898)	(209,009)	(199,371)	(37,058)	(120,335)
Net transfers from (to) Fixed Account	1,197,175	1,005,085	(40,473)	(40,761)	(38,756)	(44,678)	450,476	819,727
Transfers between Investment Divisions	5,957,862	3,093,354	(8,433)	(70,541)	(177,795)	528,420	41,996	(543,587)

Net contributions and (withdrawals)	(848,612)	(5,210,138)	(878,739)	(976,141)	(3,554,196)	(3,057,497)	506,481	70,903

Increase (decrease) in net assets	(649,673)	(1,622,443)	(192,318)	(595,203)	(1,103,199)	(1,753,057)	1,047,230	288,117
NET ASSETS:
Beginning of period	97,670,952	99,293,395	6,523,642	7,118,845	23,829,123	25,582,180	8,936,502	8,648,385

End of period	$97,021,279	$97,670,952	$6,331,324	$6,523,642	$22,725,924	$23,829,123	$9,983,732	$8,936,502

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Conservative Allocation— Service Class		NYLI VP Dimensional U.S. Equity— Initial Class		NYLI VP Dimensional U.S. Equity— Service Class		NYLI VP Epoch U.S. Equity Yield— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(141,006)	$2,133,985	$(479,017)	$(321,362)	$(610,231)	$(474,943)	$1,048,198	$966,432
Net realized gain (loss) on investments	(4,898,455)	(6,360,494)	2,423,056	(61,168)	2,790,770	(2,182,401)	2,612,847	664,870
Realized gain distribution received	—	5,885,727	—	—	—	—	4,972,127	5,206,457
Change in unrealized appreciation/(depreciation) on investments	12,774,651	12,623,953	12,717,057	14,001,905	12,595,692	15,916,519	4,572,759	(1,343,443)

Net increase (decrease) in net assets resulting from operations	7,735,190	14,283,171	14,661,096	13,619,375	14,776,231	13,259,175	13,205,931	5,494,316

Contributions and (withdrawals):
Payments received from policyowners	6,715,341	3,712,049	300,223	280,850	6,078,590	4,016,080	470,135	346,857
Policyowners’ surrenders	(25,787,172)	(28,324,643)	(8,441,136)	(6,111,022)	(10,017,552)	(7,152,496)	(10,133,966)	(8,554,301)
Policyowners’ annuity and death benefits	(6,343,574)	(3,633,231)	(2,125,523)	(1,671,922)	(1,033,730)	(738,198)	(2,041,867)	(1,966,126)
Net transfers from (to) Fixed Account	2,074,164	3,583,720	(177,182)	163,578	806,436	1,213,946	(141,007)	(346,567)
Transfers between Investment Divisions	(2,405,529)	(3,566,641)	(966,222)	(932,599)	(2,941,371)	(1,543,343)	(716,295)	(531,828)

Net contributions and (withdrawals)	(25,746,770)	(28,228,746)	(11,409,840)	(8,271,115)	(7,107,627)	(4,204,011)	(12,563,000)	(11,051,965)

Increase (decrease) in net assets	(18,011,580)	(13,945,575)	3,251,256	5,348,260	7,668,604	9,055,164	642,931	(5,557,649)
NET ASSETS:
Beginning of period	174,184,506	188,130,081	68,824,873	63,476,613	69,531,599	60,476,435	82,187,942	87,745,591

End of period	$156,172,926	$174,184,506	$72,076,129	$68,824,873	$77,200,203	$69,531,599	$82,830,873	$82,187,942

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Epoch U.S. Equity Yield— Service Class		NYLI VP Equity Allocation— Service Class		NYLI VP Fidelity Institutional AM® Utilities— Initial Class		NYLI VP Fidelity Institutional AM® Utilities— Service Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,765,188	$1,443,446	$(2,059,590)	$4,781,862	$5,455	$3,007	$2,090,841	$622,187
Net realized gain (loss) on investments	6,637,358	3,349,482	(4,544,551)	(5,388,873)	21,319	970	2,470,810	86,008
Realized gain distribution received	9,648,749	9,860,417	—	12,876,453	54,188	99,619	19,461,849	36,523,104
Change in unrealized appreciation/(depreciation) on investments	6,343,662	(4,831,266)	19,863,999	7,122,245	112,088	(117,075)	39,988,342	(46,838,328)

Net increase (decrease) in net assets resulting from operations	24,394,957	9,822,079	13,259,858	19,391,687	193,050	(13,479)	64,011,842	(9,607,029)

Contributions and (withdrawals):
Payments received from policyowners	8,376,879	8,868,767	4,047,112	3,659,660	—	—	14,044,994	10,068,967
Policyowners’ surrenders	(21,089,087)	(20,519,069)	(21,113,100)	(16,798,593)	(167,508)	(9,096)	(41,255,474)	(38,403,723)
Policyowners’ annuity and death benefits	(2,308,474)	(1,398,774)	(888,238)	(723,519)	(91)	(16,690)	(4,013,330)	(3,140,029)
Net transfers from (to) Fixed Account	2,572,202	2,367,689	182,848	619,016	17,841	688	2,049,286	4,040,680
Transfers between Investment Divisions	(5,308,749)	(8,078,346)	(5,272,538)	(2,983,176)	(76,552)	111,526	(15,875,807)	944,662

Net contributions and (withdrawals)	(17,757,229)	(18,759,733)	(23,043,916)	(16,226,612)	(226,310)	86,428	(45,050,331)	(26,489,443)

Increase (decrease) in net assets	6,637,728	(8,937,654)	(9,784,058)	3,165,075	(33,260)	72,949	18,961,511	(36,096,472)
NET ASSETS:
Beginning of period	153,097,219	162,034,873	138,823,787	135,658,712	801,452	728,503	253,901,644	289,998,116

End of period	$159,734,947	$153,097,219	$129,039,729	$138,823,787	$768,192	$801,452	$272,863,155	$253,901,644

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Floating Rate— Service Class		NYLI VP Growth Allocation— Service Class		NYLI VP Hedge Multi- Strategy— Service Class		NYLI VP Income Builder— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,091,448	$13,350,241	$(2,492,232)	$5,529,070	$(620,478)	$1,232,879	$618,986	$720,437
Net realized gain (loss) on investments	(865,486)	(2,122,229)	(6,183,223)	(11,413,324)	620,369	(1,288)	(465,882)	(1,741,574)
Realized gain distribution received	—	—	—	17,345,135	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	178,310	7,957,190	29,763,944	21,217,398	1,942,895	2,222,906	3,540,483	4,143,724

Net increase (decrease) in net assets resulting from operations	14,404,272	19,185,202	21,088,489	32,678,279	1,942,786	3,454,497	3,693,587	3,122,587

Contributions and (withdrawals):
Payments received from policyowners	27,887,259	17,718,780	12,811,433	8,730,843	1,839,636	1,332,952	332,736	200,258
Policyowners’ surrenders	(31,680,986)	(28,196,264)	(44,228,343)	(38,579,012)	(8,513,128)	(5,993,707)	(4,656,946)	(4,852,141)
Policyowners’ annuity and death benefits	(3,865,040)	(3,024,835)	(2,673,441)	(3,114,328)	(452,700)	(468,318)	(1,075,421)	(1,466,110)
Net transfers from (to) Fixed Account	10,229,892	8,367,917	1,420,074	503,587	439,115	536,316	(218,290)	(106,100)
Transfers between Investment Divisions	8,917,331	23,205,442	(4,932,685)	(5,093,334)	1,330,580	(152,872)	204,357	(13,000)

Net contributions and (withdrawals)	11,488,456	18,071,040	(37,602,962)	(37,552,244)	(5,356,497)	(4,745,629)	(5,413,564)	(6,237,093)

Increase (decrease) in net assets	25,892,728	37,256,242	(16,514,473)	(4,873,965)	(3,413,711)	(1,291,132)	(1,719,977)	(3,114,506)
NET ASSETS:
Beginning of period	217,898,941	180,642,699	260,682,257	265,556,222	43,176,611	44,467,743	38,283,914	41,398,420

End of period	$243,791,669	$217,898,941	$244,167,784	$260,682,257	$39,762,900	$43,176,611	$36,563,937	$38,283,914

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Income Builder— Service Class		NYLI VP Janus Henderson Balanced— Initial Class		NYLI VP Janus Henderson Balanced— Service Class		NYLI VP MacKay Convertible— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,059,167	$2,090,293	$473,353	$(93,341)	$2,683,340	$(317,053)	$1,070,434	$390,512
Net realized gain (loss) on investments	(1,390,920)	(4,626,071)	4,956,588	4,747,266	9,164,538	748,272	1,975,119	775,376
Realized gain distribution received	—	—	—	4,767,625	—	16,057,242	790,640	—
Change in unrealized appreciation/(depreciation) on investments	11,705,602	12,292,879	11,664,540	7,153,326	54,364,699	34,483,385	(311,967)	2,723,085

Net increase (decrease) in net assets resulting from operations	12,373,849	9,757,101	17,094,481	16,574,876	66,212,577	50,971,846	3,524,226	3,888,973

Contributions and (withdrawals):
Payments received from policyowners	17,569,528	7,981,345	701,805	764,064	115,294,790	57,862,577	361,204	310,302
Policyowners’ surrenders	(17,511,633)	(12,438,667)	(14,525,646)	(13,668,976)	(53,849,265)	(39,751,737)	(6,195,608)	(6,568,429)
Policyowners’ annuity and death benefits	(2,921,448)	(1,551,840)	(3,613,523)	(3,598,126)	(6,251,946)	(4,897,874)	(1,345,737)	(1,407,995)
Net transfers from (to) Fixed Account	3,134,997	3,058,359	(233,343)	(501,081)	20,253,220	14,182,293	(33,114)	(159,039)
Transfers between Investment Divisions	(3,049,394)	(3,021,119)	(419,916)	14,748	14,558,908	15,627,061	(1,031,074)	(220,499)

Net contributions and (withdrawals)	(2,777,950)	(5,971,922)	(18,090,623)	(16,989,371)	90,005,707	43,022,320	(8,244,329)	(8,045,660)

Increase (decrease) in net assets	9,595,899	3,785,179	(996,142)	(414,495)	156,218,284	93,994,166	(4,720,103)	(4,156,687)
NET ASSETS:
Beginning of period	127,353,571	123,568,392	128,156,024	128,570,519	447,273,794	353,279,628	54,137,718	58,294,405

End of period	$136,949,470	$127,353,571	$127,159,882	$128,156,024	$603,492,078	$447,273,794	$49,417,615	$54,137,718

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP MacKay Convertible— Service Class		NYLI VP MacKay High Yield Corporate Bond— Initial Class		NYLI VP MacKay High Yield Corporate Bond— Service Class		NYLI VP MacKay Strategic Bond— Service Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,861,191	$1,454,537	$3,836,666	$4,066,066	$29,450,134	$25,990,686	$5,400,035	$4,310,603
Net realized gain (loss) on investments	3,752,580	535,808	(689,561)	(2,021,689)	(6,632,883)	(12,183,549)	(506,269)	(2,290,989)
Realized gain distribution received	4,849,031	—	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	5,688,007	16,667,219	1,706,356	7,568,003	12,147,537	45,390,221	2,135,045	8,616,230

Net increase (decrease) in net assets resulting from operations	20,150,809	18,657,564	4,853,461	9,612,380	34,964,788	59,197,358	7,028,811	10,635,844

Contributions and (withdrawals):
Payments received from policyowners	28,374,704	18,986,310	585,460	329,710	56,875,245	35,500,075	8,825,996	6,709,130
Policyowners’ surrenders	(35,135,644)	(28,394,373)	(11,019,109)	(15,588,084)	(89,878,841)	(76,009,406)	(25,921,818)	(19,696,992)
Policyowners’ annuity and death benefits	(4,771,593)	(3,005,300)	(3,121,880)	(3,635,535)	(10,726,995)	(8,257,317)	(1,742,803)	(1,488,148)
Net transfers from (to) Fixed Account	11,119,698	12,104,134	(81,949)	(1,164,732)	20,549,332	15,052,518	1,994,287	1,496,535
Transfers between Investment Divisions	5,078,914	6,367,824	336,748	(293,615)	27,417,714	8,922,842	5,331,981	599,845

Net contributions and (withdrawals)	4,666,079	6,058,595	(13,300,730)	(20,352,256)	4,236,455	(24,791,288)	(11,512,357)	(12,379,630)

Increase (decrease) in net assets	24,816,888	24,716,159	(8,447,269)	(10,739,876)	39,201,243	34,406,070	(4,483,546)	(1,743,786)
NET ASSETS:
Beginning of period	285,937,007	261,220,848	94,586,639	105,326,515	646,576,523	612,170,453	135,590,047	137,333,833

End of period	$310,753,895	$285,937,007	$86,139,370	$94,586,639	$685,777,766	$646,576,523	$131,106,501	$135,590,047

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class		NYLI VP MacKay U.S. Infrastructure Bond— Service Class		NYLI VP Moderate Allocation— Service Class		NYLI VP Natural Resources— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$54,801	$129,104	$125,769	$350,929	$(1,709,169)	$3,518,591	$1,144,946	$676,739
Net realized gain (loss) on investments	(274,895)	(466,774)	(1,142,395)	(1,737,824)	(5,628,504)	(9,781,294)	8,402,487	13,006,784
Realized gain distribution received	—	—	—	—	—	11,782,513	—	—
Change in unrealized appreciation/(depreciation) on investments	153,642	810,730	687,506	2,973,371	24,525,719	21,634,130	(9,700,409)	(12,821,517)

Net increase (decrease) in net assets resulting from operations	(66,452)	473,060	(329,120)	1,586,476	17,188,046	27,153,940	(152,976)	862,006

Contributions and (withdrawals):
Payments received from policyowners	75,222	88,687	2,386,537	1,775,526	9,528,704	9,478,330	5,037,729	4,928,300
Policyowners’ surrenders	(1,407,986)	(1,821,585)	(5,689,909)	(7,316,226)	(41,711,117)	(35,384,500)	(14,011,165)	(14,290,016)
Policyowners’ annuity and death benefits	(234,107)	(440,110)	(585,573)	(882,754)	(4,734,619)	(3,488,378)	(1,594,101)	(1,501,980)
Net transfers from (to) Fixed Account	15,375	21,668	478,199	1,949,092	3,494,484	4,537,718	1,411,015	3,642,410
Transfers between Investment Divisions	243,545	(29,808)	1,760,905	1,929,888	(5,538,980)	(5,032,586)	(909,066)	(13,919,926)

Net contributions and (withdrawals)	(1,307,951)	(2,181,148)	(1,649,841)	(2,544,474)	(38,961,528)	(29,889,416)	(10,065,588)	(21,141,212)

Increase (decrease) in net assets	(1,374,403)	(1,708,088)	(1,978,961)	(957,998)	(21,773,482)	(2,735,476)	(10,218,564)	(20,279,206)
NET ASSETS:
Beginning of period	13,945,275	15,653,363	51,087,057	52,045,055	260,193,432	262,928,908	103,288,834	123,568,040

End of period	$12,570,872	$13,945,275	$49,108,096	$51,087,057	$238,419,950	$260,193,432	$93,070,270	$103,288,834

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP PIMCO Real Return— Service Class		NYLI VP PineStone International Equity— Initial Class		NYLI VP PineStone International Equity— Service Class		NYLI VP S&P 500 Index— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,808,430	$6,087,733	$(108,908)	$(195,125)	$(736,063)	$(981,917)	$(526,766)	$(148,579)
Net realized gain (loss) on investments	(2,345,376)	(1,689,320)	(785,335)	(1,065,312)	(3,905,047)	(4,983,197)	22,014,394	18,110,921
Realized gain distribution received	—	—	—	—	—	—	607,309	2,565,256
Change in unrealized appreciation/(depreciation) on investments	1,014,029	(2,772,764)	1,336,253	1,623,554	6,576,516	7,814,314	17,315,847	16,724,169

Net increase (decrease) in net assets resulting from operations	477,083	1,625,649	442,010	363,117	1,935,406	1,849,200	39,410,784	37,251,767

Contributions and (withdrawals):
Payments received from policyowners	3,936,807	4,506,676	60,534	65,507	3,518,861	2,592,707	902,660	726,098
Policyowners’ surrenders	(10,969,647)	(10,172,484)	(1,934,170)	(1,628,707)	(9,154,146)	(7,913,667)	(21,865,599)	(18,009,505)
Policyowners’ annuity and death benefits	(1,071,271)	(1,071,213)	(239,010)	(443,329)	(557,304)	(740,252)	(3,860,330)	(4,226,519)
Net transfers from (to) Fixed Account	1,488,868	2,794,009	19,002	268,145	627,097	593,036	413,855	(483,867)
Transfers between Investment Divisions	3,888,458	(615,591)	10,276	(279,984)	169,843	1,588,336	(310,061)	537,821

Net contributions and (withdrawals)	(2,726,785)	(4,558,603)	(2,083,368)	(2,018,368)	(5,395,649)	(3,879,840)	(24,719,475)	(21,455,972)

Increase (decrease) in net assets	(2,249,702)	(2,932,954)	(1,641,358)	(1,655,251)	(3,460,243)	(2,030,640)	14,691,309	15,795,795
NET ASSETS:
Beginning of period	86,924,885	89,857,839	12,443,085	14,098,336	65,938,221	67,968,861	179,048,744	163,252,949

End of period	$84,675,183	$86,924,885	$10,801,727	$12,443,085	$62,477,978	$65,938,221	$193,740,053	$179,048,744

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP S&P 500 Index— Service Class		NYLI VP Schroders Mid Cap Opportunities— Initial Class		NYLI VP Schroders Mid Cap Opportunities— Service Class		NYLI VP Small Cap Growth— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,893,053)	$(970,097)	$(330,517)	$(416,450)	$(1,843,119)	$(1,943,791)	$(467,802)	$(494,963)
Net realized gain (loss) on investments	49,796,449	27,506,793	(3,514,547)	(4,253,697)	(13,102,973)	(15,734,561)	(302,233)	(774,637)
Realized gain distribution received	2,977,487	9,168,399	—	—	—	—	—	113,836
Change in unrealized appreciation/(depreciation) on investments	116,250,182	86,716,849	6,141,736	8,122,473	25,670,239	32,541,207	3,346,290	5,325,188

Net increase (decrease) in net assets resulting from operations	167,131,065	122,421,944	2,296,672	3,452,326	10,724,147	14,862,855	2,576,255	4,169,424

Contributions and (withdrawals):
Payments received from policyowners	255,708,623	92,051,053	98,704	330,652	5,448,288	5,654,891	259,851	222,540
Policyowners’ surrenders	(81,135,646)	(55,673,136)	(3,887,600)	(3,430,024)	(18,624,461)	(14,619,348)	(4,527,422)	(4,707,040)
Policyowners’ annuity and death benefits	(7,844,224)	(3,730,200)	(452,737)	(970,148)	(1,616,171)	(1,356,422)	(316,457)	(404,117)
Net transfers from (to) Fixed Account	37,187,786	24,167,751	(88,935)	224,085	1,360,017	1,299,379	(111,257)	(158,484)
Transfers between Investment Divisions	(8,231,139)	5,497,995	(1,266,658)	(803,099)	(1,170,297)	(579,134)	(182,286)	(73,818)

Net contributions and (withdrawals)	195,685,400	62,313,463	(5,597,226)	(4,648,534)	(14,602,624)	(9,600,634)	(4,877,571)	(5,120,919)

Increase (decrease) in net assets	362,816,465	184,735,407	(3,300,554)	(1,196,208)	(3,878,477)	5,262,221	(2,301,316)	(951,495)
NET ASSETS:
Beginning of period	667,452,355	482,716,948	30,359,352	31,555,560	136,343,490	131,081,269	31,971,215	32,922,710

End of period	$1,030,268,820	$667,452,355	$27,058,798	$30,359,352	$132,465,013	$136,343,490	$29,669,899	$31,971,215

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Small Cap Growth— Service Class		NYLI VP U.S. Government Money Market— Initial Class		NYLI VP Wellington Growth— Initial Class		NYLI VP Wellington Growth— Service Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(532,414)	$(476,232)	$6,367,991	$6,475,186	$(1,165,400)	$(1,002,578)	$(307,898)	$(280,540)
Net realized gain (loss) on investments	(2,736,328)	(2,568,501)	—	18	1,381,649	(2,588,369)	67,401	(919,051)
Realized gain distribution received	—	138,729	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	6,702,187	7,381,369	—	(18)	17,166,015	25,038,744	4,491,783	6,748,560

Net increase (decrease) in net assets resulting from operations	3,433,445	4,475,365	6,367,991	6,475,186	17,382,264	21,447,797	4,251,286	5,548,969

Contributions and (withdrawals):
Payments received from policyowners	4,321,389	3,806,081	11,890,440	27,375,431	407,013	310,795	188,073	145,844
Policyowners’ surrenders	(4,952,204)	(3,342,592)	(55,971,217)	(61,598,550)	(9,573,709)	(6,236,529)	(3,086,815)	(2,210,659)
Policyowners’ annuity and death benefits	(360,515)	(471,208)	(3,300,009)	(2,575,350)	(1,598,029)	(1,409,664)	(218,884)	(203,342)
Net transfers from (to) Fixed Account	1,808,205	753,296	5,666,612	7,918,515	(198,961)	(208,826)	(28,222)	(93,828)
Transfers between Investment Divisions	549,780	1,804,489	25,710,541	(4,370,431)	(336,040)	(403,425)	(561,111)	(520,595)

Net contributions and (withdrawals)	1,366,655	2,550,066	(16,003,633)	(33,250,385)	(11,299,726)	(7,947,649)	(3,706,959)	(2,882,580)

Increase (decrease) in net assets	4,800,100	7,025,431	(9,635,642)	(26,775,199)	6,082,538	13,500,148	544,327	2,666,389
NET ASSETS:
Beginning of period	38,662,125	31,636,694	190,678,338	217,453,537	75,261,188	61,761,040	19,161,144	16,494,755

End of period	$43,462,225	$38,662,125	$181,042,696	$190,678,338	$81,343,726	$75,261,188	$19,705,471	$19,161,144

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Wellington Small Cap— Initial Class		NYLI VP Wellington Small Cap— Service Class		NYLI VP Winslow Large Cap Growth— Initial Class		NYLI VP Winslow Large Cap Growth— Service Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(63,919)	$(95,954)	$(427,045)	$(609,548)	$(759,179)	$(618,061)	$(4,506,878)	$(3,572,590)
Net realized gain (loss) on investments	(658,692)	(1,325,861)	(2,102,682)	(5,245,061)	1,586,924	584,279	6,285,020	(7,641,864)
Realized gain distribution received	—	—	—	—	4,668,957	1,576,549	34,532,629	10,531,646
Change in unrealized appreciation/(depreciation) on investments	2,532,068	3,121,826	10,944,375	13,606,850	7,008,073	13,005,886	42,138,843	86,077,394

Net increase (decrease) in net assets resulting from operations	1,809,457	1,700,011	8,414,648	7,752,241	12,504,775	14,548,653	78,449,614	85,394,586

Contributions and (withdrawals):
Payments received from policyowners	93,555	279,682	4,551,661	4,513,479	208,934	156,831	39,354,924	20,685,430
Policyowners’ surrenders	(1,933,003)	(1,756,796)	(9,959,713)	(9,907,022)	(6,120,556)	(4,734,538)	(37,518,618)	(24,367,431)
Policyowners’ annuity and death benefits	(123,603)	(682,007)	(755,829)	(660,370)	(1,084,927)	(1,329,917)	(4,058,579)	(2,332,140)
Net transfers from (to) Fixed Account	25,826	288,286	546,257	603,994	182,163	(25,783)	14,381,784	7,390,626
Transfers between Investment Divisions	(580,493)	(94,643)	(3,685,782)	1,850,524	312,504	276,095	(13,484,847)	(17,289,050)

Net contributions and (withdrawals)	(2,517,718)	(1,965,478)	(9,303,406)	(3,599,395)	(6,501,882)	(5,657,312)	(1,325,336)	(15,912,565)

Increase (decrease) in net assets	(708,261)	(265,467)	(888,758)	4,152,846	6,002,893	8,891,341	77,124,278	69,482,021
NET ASSETS:
Beginning of period	15,405,887	15,671,354	70,897,368	66,744,522	47,003,032	38,111,691	285,878,446	216,396,425

End of period	$14,697,626	$15,405,887	$70,008,610	$70,897,368	$53,005,925	$47,003,032	$363,002,724	$285,878,446

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	AB VPS Relative Value Portfolio— Class B		American Funds IS Asset Allocation Fund— Class 4		American Funds IS The Bond Fund of America®— Class 4		American Funds IS Capital World Bond Fund®— Class 4
	2024	2023	2024	2023	2024	2023	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$70,472	$39,683	$1,516,102	$1,055,682	$450,329	$154,937	$7,512
Net realized gain (loss) on investments	294,736	(2,938)	1,131,802	(1,206,699)	(6,733)	(37,920)	1,821
Realized gain distribution received	572,644	618,931	7,468,733	4,988,212	—	—	—
Change in unrealized appreciation/(depreciation) on investments	408,355	226,098	13,019,467	11,034,835	(405,228)	124,039	(18,363)

Net increase (decrease) in net assets resulting from operations	1,346,207	881,774	23,136,104	15,872,030	38,368	241,056	(9,030)

Contributions and (withdrawals):
Payments received from policyowners	6,586,632	3,714,823	43,884,109	18,719,804	5,654,445	2,261,323	360,479
Policyowners’ surrenders	(1,385,717)	(470,298)	(14,512,950)	(10,142,061)	(807,890)	(783,577)	(46,526)
Policyowners’ annuity and death benefits	(246,195)	(62,649)	(1,368,439)	(1,343,088)	(101,251)	(59,356)	—
Net transfers from (to) Fixed Account	1,920,199	985,606	5,689,927	6,822,590	1,286,213	958,566	69,650
Transfers between Investment Divisions	3,484,337	2,660,454	(755,647)	994,947	2,014,864	1,917,409	87,438

Net contributions and (withdrawals)	10,359,256	6,827,936	32,937,000	15,052,192	8,046,381	4,294,365	471,041

Increase (decrease) in net assets	11,705,463	7,709,710	56,073,104	30,924,222	8,084,749	4,535,421	462,011
NET ASSETS:
Beginning of period	10,913,356	3,203,646	148,130,940	117,206,718	6,919,632	2,384,211	—

End of period	$22,618,819	$10,913,356	$204,204,044	$148,130,940	$15,004,381	$6,919,632	$462,011

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		American Funds IS U.S. Government Securities Fund®— Class 4
	2024	2023	2024	2023	2024	2023	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(70,596)	$(185,535)	$(3,422,539)	$(1,358,052)	$(92,384)	$(94,033)	$18,486
Net realized gain (loss) on investments	(1,579,456)	(1,076,009)	4,317,470	(186,131)	1,692,482	74,856	(3,988)
Realized gain distribution received	599,459	181,931	6,898,192	6,707,595	244,289	—	—
Change in unrealized appreciation/(depreciation) on investments	1,178,148	3,023,186	71,380,510	32,339,641	679,958	6,350,067	(24,553)

Net increase (decrease) in net assets resulting from operations	127,555	1,943,573	79,173,633	37,503,053	2,524,345	6,330,890	(10,055)

Contributions and (withdrawals):
Payments received from policyowners	2,056,071	1,194,828	211,492,893	64,849,932	5,393,493	3,630,387	531,884
Policyowners’ surrenders	(1,916,009)	(1,135,651)	(15,686,173)	(6,928,675)	(6,928,284)	(4,668,466)	(2,833)
Policyowners’ annuity and death benefits	(130,930)	(81,062)	(2,058,399)	(346,165)	(985,862)	(421,581)	(25,648)
Net transfers from (to) Fixed Account	1,178,657	800,401	20,267,933	10,035,203	1,175,573	962,654	127,408
Transfers between Investment Divisions	366,613	64,691	(1,492,114)	1,541,391	138,692	(1,758,207)	152,375

Net contributions and (withdrawals)	1,554,402	843,207	212,524,140	69,151,686	(1,206,388)	(2,255,213)	783,186

Increase (decrease) in net assets	1,681,957	2,786,780	291,697,773	106,654,739	1,317,957	4,075,677	773,131
NET ASSETS:
Beginning of period	15,847,579	13,060,799	183,667,924	77,013,185	50,463,450	46,387,773	—

End of period	$17,529,536	$15,847,579	$475,365,697	$183,667,924	$51,781,407	$50,463,450	$773,131

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS Washington Mutual Investors FundSM— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$608,904	$545,490	$220,188	$1,304,942	$5,811,538	$4,222,741	$(328,331)	$(253,574)
Net realized gain (loss) on investments	3,208,923	(74,894)	(778,083)	(2,963,589)	(597,300)	(1,432,156)	1,280,827	(158,525)
Realized gain distribution received	1,389,356	1,039,454	10,258,472	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	20,821,378	15,387,487	(753,311)	13,337,278	1,589,035	6,641,160	3,650,773	7,890,325

Net increase (decrease) in net assets resulting from operations	26,028,561	16,897,537	8,947,266	11,678,631	6,803,273	9,431,745	4,603,269	7,478,226

Contributions and (withdrawals):
Payments received from policyowners	55,031,238	27,115,843	17,167,156	12,164,467	16,591,358	8,999,743	117,602	107,738
Policyowners’ surrenders	(13,041,752)	(8,011,830)	(15,254,262)	(13,178,341)	(12,501,633)	(9,209,683)	(2,456,200)	(1,442,450)
Policyowners’ annuity and death benefits	(1,013,078)	(887,660)	(2,045,751)	(911,295)	(1,528,115)	(872,991)	(270,594)	(604,576)
Net transfers from (to) Fixed Account	7,050,154	6,641,136	3,009,470	4,196,392	6,949,099	5,842,614	70,436	66,047
Transfers between Investment Divisions	(929,695)	(566,386)	(62,645)	(1,100,998)	7,780,950	2,428,016	(1,167,700)	1,661,557

Net contributions and (withdrawals)	47,096,867	24,291,103	2,813,968	1,170,225	17,291,659	7,187,699	(3,706,456)	(211,684)

Increase (decrease) in net assets	73,125,428	41,188,640	11,761,234	12,848,856	24,094,932	16,619,444	896,813	7,266,542
NET ASSETS:
Beginning of period	134,227,988	93,039,348	119,441,315	106,592,459	96,304,790	79,685,346	20,724,507	13,457,965

End of period	$207,353,416	$134,227,988	$131,202,549	$119,441,315	$120,399,722	$96,304,790	$21,621,320	$20,724,507

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	BNY Mellon IP Technology Growth Portfolio— Service Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares		ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,714,696)	$(2,013,884)	$(21,985)	$(7,943)	$(194,199)	$(120,166)	$19,713	$258,038
Net realized gain (loss) on investments	8,302,525	(2,420,263)	149,091	(8,626)	1,405,776	530,442	(79,100)	(35,766)
Realized gain distribution received	—	—	13,185	83,643	2,688,191	574,374	—	—
Change in unrealized appreciation/(depreciation) on investments	36,640,624	67,761,359	335,724	143,881	732,913	2,235,117	126,419	(331,066)

Net increase (decrease) in net assets resulting from operations	42,228,453	63,327,212	476,015	210,955	4,632,681	3,219,767	67,032	(108,794)

Contributions and (withdrawals):
Payments received from policyowners	27,363,573	13,011,379	1,744,831	348,695	2,958,037	1,778,244	3,170	9,601
Policyowners’ surrenders	(24,026,298)	(14,880,833)	(186,793)	(94,291)	(2,249,406)	(1,648,471)	(301,328)	(177,193)
Policyowners’ annuity and death benefits	(1,909,352)	(1,453,405)	(90,123)	—	(129,767)	(44,229)	(40,049)	—
Net transfers from (to) Fixed Account	10,174,440	6,498,626	272,455	222,368	616,264	700,937	(29,052)	4,896
Transfers between Investment Divisions	(7,872,356)	(786,390)	630,398	357,356	(1,251,803)	343,536	112,700	73,137

Net contributions and (withdrawals)	3,730,007	2,389,377	2,370,768	834,128	(56,675)	1,130,017	(254,559)	(89,559)

Increase (decrease) in net assets	45,958,460	65,716,589	2,846,783	1,045,083	4,576,006	4,349,784	(187,527)	(198,353)
NET ASSETS:
Beginning of period	176,934,125	111,217,536	1,585,530	540,447	22,228,927	17,879,143	1,138,054	1,336,407

End of period	$222,892,585	$176,934,125	$4,432,313	$1,585,530	$26,804,933	$22,228,927	$950,527	$1,138,054

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Intermediate Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		DWS Alternative Asset Allocation VIP— Class B
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,213,494	$1,254,009	$70,632	$4,469	$(341,433)	$(383,833)	$1,220,666	$3,136,938
Net realized gain (loss) on investments	(940,387)	(1,382,951)	17,008	(6,727)	(1,612,155)	(5,661,141)	30,166	(324,769)
Realized gain distribution received	—	—	—	—	2,043,831	2,921,385	37,128	574,456
Change in unrealized appreciation/(depreciation) on investments	1,311,945	2,855,420	(65,011)	56,553	3,185,458	10,670,512	1,136,867	(840,926)

Net increase (decrease) in net assets resulting from operations	1,585,052	2,726,478	22,629	54,295	3,275,701	7,546,923	2,424,827	2,545,699

Contributions and (withdrawals):
Payments received from policyowners	1,544,598	863,967	820,772	537,535	5,498,324	3,615,508	1,471,004	1,660,777
Policyowners’ surrenders	(3,899,517)	(2,826,531)	(97,904)	(40,610)	(6,061,779)	(4,789,484)	(6,216,566)	(5,495,886)
Policyowners’ annuity and death benefits	(372,491)	(294,584)	(630,242)	—	(818,991)	(686,842)	(618,961)	(599,189)
Net transfers from (to) Fixed Account	593,380	472,350	223,699	320,066	1,915,048	1,116,239	305,772	885,429
Transfers between Investment Divisions	546,692	(544,336)	231,420	156,839	(1,065,685)	(816,938)	592,864	521,764

Net contributions and (withdrawals)	(1,587,338)	(2,329,134)	547,745	973,830	(533,083)	(1,561,517)	(4,465,887)	(3,027,105)

Increase (decrease) in net assets	(2,286)	397,344	570,374	1,028,125	2,742,618	5,985,406	(2,041,060)	(481,406)
NET ASSETS:
Beginning of period	34,686,063	34,288,719	1,297,548	269,423	44,476,613	38,491,207	63,499,954	63,981,360

End of period	$34,683,777	$34,686,063	$1,867,922	$1,297,548	$47,219,231	$44,476,613	$61,458,894	$63,499,954

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Service Class 2		Fidelity® VIP Emerging Markets Portfolio— Service Class 2
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,064,733	$408,200	$(1,763,677)	$(1,140,273)	$(6,023,628)	$(4,348,245)	$10,000	$113,056
Net realized gain (loss) on investments	(1,249,652)	(1,254,072)	10,513,675	4,025,379	46,227,495	18,503,477	(124,861)	(1,781,394)
Realized gain distribution received	—	—	16,139,995	4,089,609	54,448,829	12,999,743	—	—
Change in unrealized appreciation/(depreciation) on investments	28,611	2,580,028	12,863,743	25,175,598	22,525,139	68,894,020	1,513,625	2,525,093

Net increase (decrease) in net assets resulting from operations	(156,308)	1,734,156	37,753,736	32,150,313	117,177,835	96,048,995	1,398,764	856,755

Contributions and (withdrawals):
Payments received from policyowners	21,461,748	4,802,097	698,488	613,416	42,108,106	22,796,874	2,791,991	2,027,238
Policyowners’ surrenders	(5,166,155)	(3,947,295)	(15,805,723)	(12,688,175)	(63,766,406)	(46,821,431)	(1,541,715)	(876,037)
Policyowners’ annuity and death benefits	(704,324)	(468,915)	(3,364,595)	(2,787,848)	(4,306,490)	(3,011,200)	(60,761)	(115,505)
Net transfers from (to) Fixed Account	3,877,110	1,608,895	(337,233)	(162,944)	13,965,761	8,613,541	933,382	512,535
Transfers between Investment Divisions	6,283,397	1,600,039	(1,009,082)	(1,015,768)	(20,445,210)	(17,147,732)	(489,211)	369,576

Net contributions and (withdrawals)	25,751,776	3,594,821	(19,818,145)	(16,041,319)	(32,444,239)	(35,569,948)	1,633,686	1,917,807

Increase (decrease) in net assets	25,595,468	5,328,977	17,935,591	16,108,994	84,733,596	60,479,047	3,032,450	2,774,562
NET ASSETS:
Beginning of period	51,075,405	45,746,428	124,479,062	108,370,068	383,128,583	322,649,536	15,528,653	12,754,091

End of period	$76,670,873	$51,075,405	$142,414,653	$124,479,062	$467,862,179	$383,128,583	$18,561,103	$15,528,653

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Service Class 2		Fidelity® VIP Extended Market Index Portfolio— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class
	2024	2023	2024	2023	2024 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$104,479	$159,152	$588,044	$600,099	$5,958	$1,895,970	$4,385,434
Net realized gain (loss) on investments	1,833,443	600,161	6,123,519	2,465,670	3,969	2,841,842	(83,693)
Realized gain distribution received	2,389,054	1,153,407	10,799,098	4,565,343	—	—	—
Change in unrealized appreciation/(depreciation) on investments	1,168,959	1,670,493	4,194,322	5,333,754	(6,139)	65,594,513	94,266,448

Net increase (decrease) in net assets resulting from operations	5,495,935	3,583,213	21,704,983	12,964,866	3,788	70,332,325	98,568,189

Contributions and (withdrawals):
Payments received from policyowners	345,422	216,719	17,800,267	13,222,386	543,868	27,734,403	52,712,343
Policyowners’ surrenders	(5,189,724)	(4,614,981)	(18,405,813)	(16,570,312)	(1,898)	(25,015,007)	(9,623,070)
Policyowners’ annuity and death benefits	(1,073,280)	(1,111,924)	(2,226,412)	(1,384,521)	—	(3,587,848)	(4,890,366)
Net transfers from (to) Fixed Account	(13,190)	(103,505)	6,166,245	6,631,685	148,371	—	—
Transfers between Investment Divisions	(47,714)	(721,272)	(1,740,103)	(1,704,375)	305,253	—	—

Net contributions and (withdrawals)	(5,978,486)	(6,334,963)	1,594,184	194,863	995,594	(868,452)	38,198,907

Increase (decrease) in net assets	(482,551)	(2,751,750)	23,299,167	13,159,729	999,382	69,463,873	136,767,096
NET ASSETS:
Beginning of period	41,546,198	44,297,948	159,508,687	146,348,958	—	934,862,317	798,095,221

End of period	$41,063,647	$41,546,198	$182,807,854	$159,508,687	$999,382	$1,004,326,190	$934,862,317

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Government Money Market Portfolio— Investor Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$525,004	$454,151	$124	$—	$(3,878,825)	$(2,730,415)	$(870,645)	$(764,240)
Net realized gain (loss) on investments	(32,299)	(554,557)	—	—	13,558,187	(1,431,369)	560,671	(899,781)
Realized gain distribution received	—	—	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	3,212,602	4,245,676	—	—	81,688,997	73,445,650	2,720,419	3,294,808

Net increase (decrease) in net assets resulting from operations	3,705,307	4,145,270	124	—	91,368,359	69,283,866	2,410,445	1,630,787

Contributions and (withdrawals):
Payments received from policyowners	12,883,845	7,442,285	375,000	—	51,172,561	22,718,539	6,930,407	5,723,752
Policyowners’ surrenders	(3,355,297)	(2,017,750)	—	—	(32,771,085)	(17,493,547)	(6,065,157)	(4,087,778)
Policyowners’ annuity and death benefits	(876,085)	(279,518)	—	—	(2,822,552)	(1,794,544)	(517,731)	(534,714)
Net transfers from (to) Fixed Account	1,736,013	1,859,702	—	—	16,502,481	11,441,464	3,516,213	4,719,088
Transfers between Investment Divisions	(271,892)	2,608,411	—	—	(18,566,548)	4,245,117	(2,485,327)	3,262,090

Net contributions and (withdrawals)	10,116,584	9,613,130	375,000	—	13,514,857	19,117,029	1,378,405	9,082,438

Increase (decrease) in net assets	13,821,891	13,758,400	375,124	—	104,883,216	88,400,895	3,788,850	10,713,225
NET ASSETS:
Beginning of period	41,956,882	28,198,482	—	—	240,798,795	152,397,900	64,087,037	53,373,812

End of period	$55,778,773	$41,956,882	$375,124	$—	$345,682,011	$240,798,795	$67,875,887	$64,087,037

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$670,995	$369,993	$280,812	$86,967	$(1,355,359)	$(1,228,020)	$645,625	$(116,092)
Net realized gain (loss) on investments	342,269	26,597	34,695	(32,869)	5,022,576	902,932	2,941,218	(39,018)
Realized gain distribution received	—	—	—	—	17,923,388	3,389,510	2,009,569	548,727
Change in unrealized appreciation/(depreciation) on investments	(183,986)	2,067,915	(274,832)	100,454	(2,569,427)	11,677,623	19,403,007	17,006,111

Net increase (decrease) in net assets resulting from operations	829,278	2,464,505	40,675	154,552	19,021,178	14,742,045	24,999,419	17,399,728

Contributions and (withdrawals):
Payments received from policyowners	12,745,160	8,283,761	4,883,465	2,781,396	12,683,966	8,263,283	55,943,109	29,979,558
Policyowners’ surrenders	(1,771,071)	(940,891)	(840,721)	(272,454)	(16,570,295)	(15,862,657)	(12,212,682)	(7,055,518)
Policyowners’ annuity and death benefits	(167,496)	(56,181)	(121,188)	(357)	(1,732,634)	(1,318,320)	(4,537,011)	(1,251,869)
Net transfers from (to) Fixed Account	1,184,224	1,849,002	855,418	633,525	2,863,752	2,508,006	18,511,468	12,537,615
Transfers between Investment Divisions	1,613,795	1,335,125	2,029,593	700,389	(3,359,667)	703,384	3,368,434	353,856

Net contributions and (withdrawals)	13,604,612	10,470,816	6,806,567	3,842,499	(6,114,878)	(5,706,304)	61,073,318	34,563,642

Increase (decrease) in net assets	14,433,890	12,935,321	6,847,242	3,997,051	12,906,300	9,035,741	86,072,737	51,963,370
NET ASSETS:
Beginning of period	24,975,190	12,039,869	5,275,044	1,277,993	124,192,868	115,157,127	136,860,677	84,897,307

End of period	$39,409,080	$24,975,190	$12,122,286	$5,275,044	$137,099,168	$124,192,868	$222,933,414	$136,860,677

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II		Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,788,646	$1,282,198	$9,042,856	$2,634,900	$5,848,479	$693,643	$3,209,186	$2,003,832
Net realized gain (loss) on investments	(1,044,370)	(1,847,268)	3,630,135	(1,657,082)	4,530,999	(688,772)	388,173	(2,237,223)
Realized gain distribution received	—	—	—	1,376,222	—	1,239,683	—	—
Change in unrealized appreciation/(depreciation) on investments	2,644,852	4,683,476	40,374,842	42,952,559	44,111,519	40,642,391	9,519,600	12,798,773

Net increase (decrease) in net assets resulting from operations	3,389,128	4,118,406	53,047,833	45,306,599	54,490,997	41,886,945	13,116,959	12,565,382

Contributions and (withdrawals):
Payments received from policyowners	17,505,743	9,832,507	93,023,999	69,256,432	114,112,274	74,122,524	20,481,766	17,890,422
Policyowners’ surrenders	(9,594,565)	(4,538,523)	(41,790,931)	(21,416,751)	(29,946,673)	(18,447,696)	(15,233,564)	(10,403,250)
Policyowners’ annuity and death benefits	(549,585)	(753,522)	(4,298,731)	(1,462,750)	(1,285,739)	(1,471,043)	(1,711,545)	(1,836,251)
Net transfers from (to) Fixed Account	3,300,155	6,741,978	41,075,028	58,639,967	39,281,261	41,750,490	6,981,845	15,819,097
Transfers between Investment Divisions	1,562,782	(2,596,461)	572,342	(3,897,443)	(1,979,906)	(5,096,103)	(5,513,388)	(1,614,816)

Net contributions and (withdrawals)	12,224,530	8,685,979	88,581,707	101,119,455	120,181,217	90,858,172	5,005,114	19,855,202

Increase (decrease) in net assets	15,613,658	12,804,385	141,629,540	146,426,054	174,672,214	132,745,117	18,122,073	32,420,584
NET ASSETS:
Beginning of period	66,297,804	53,493,419	475,409,695	328,983,641	381,823,728	249,078,611	161,818,589	129,398,005

End of period	$81,911,462	$66,297,804	$617,039,235	$475,409,695	$556,495,942	$381,823,728	$179,940,662	$161,818,589

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Invesco V.I. EQV International Equity Fund— Series II Shares		Invesco V.I. Main Street Small Cap Fund®— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$33,404	$(431,651)	$(236,088)	$(24,980)	$(351,030)	$(514,846)	$(349,323)	$(233,754)
Net realized gain (loss) on investments	(393,927)	(1,946,760)	313,357	(636,831)	47,334	(701,769)	4,811,597	2,583,906
Realized gain distribution received	156,091	22,104	807,552	—	2,726,733	3,115,983	1,584,862	1,250,623
Change in unrealized appreciation/(depreciation) on investments	(4,534)	6,739,825	1,257,937	2,816,057	5,409,308	4,504,380	3,645,945	6,235,452

Net increase (decrease) in net assets resulting from operations	(208,966)	4,383,518	2,142,758	2,154,246	7,832,345	6,403,748	9,693,081	9,836,227

Contributions and (withdrawals):
Payments received from policyowners	1,508,368	1,362,543	4,698,789	3,081,110	12,911,413	6,419,968	359,246	238,933
Policyowners’ surrenders	(4,955,402)	(3,609,603)	(2,251,619)	(1,063,143)	(6,291,436)	(3,944,205)	(5,671,565)	(3,726,099)
Policyowners’ annuity and death benefits	(242,940)	(238,139)	(9,498)	(143,961)	(635,357)	(379,067)	(778,326)	(1,205,360)
Net transfers from (to) Fixed Account	596,814	607,963	1,349,721	1,246,050	4,959,979	2,922,292	(149,848)	(5,297)
Transfers between Investment Divisions	593,704	(317,772)	733,232	1,762,212	2,930,939	3,459,140	(107,286)	(345,938)

Net contributions and (withdrawals)	(2,499,456)	(2,195,008)	4,520,625	4,882,268	13,875,538	8,478,128	(6,347,779)	(5,043,761)

Increase (decrease) in net assets	(2,708,422)	2,188,510	6,663,383	7,036,514	21,707,883	14,881,876	3,345,302	4,792,466
NET ASSETS:
Beginning of period	30,547,982	28,359,472	16,952,119	9,915,605	50,525,302	35,643,426	46,439,348	41,646,882

End of period	$27,839,560	$30,547,982	$23,615,502	$16,952,119	$72,233,185	$50,525,302	$49,784,650	$46,439,348

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Janus Henderson Global Research Portfolio— Service Shares		Macquarie VIP Small Cap Value Series— Service Class		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(338,580)	$(223,144)	$(40,698)	$(101,581)	$(51,026)	$(356,743)	$(58,742)	$(55,506)
Net realized gain (loss) on investments	2,913,025	1,172,759	(163,071)	(179,776)	464,104	142,800	508,893	435,469
Realized gain distribution received	1,629,839	1,093,562	638,286	609,993	2,200,284	3,145,554	508,427	386,795
Change in unrealized appreciation/(depreciation) on investments	5,123,193	6,291,801	1,143,496	979,084	(63,283)	3,068,895	247,180	391,478

Net increase (decrease) in net assets resulting from operations	9,327,477	8,334,978	1,578,013	1,307,720	2,550,079	6,000,506	1,205,758	1,158,236

Contributions and (withdrawals):
Payments received from policyowners	7,609,560	2,863,800	1,299,869	1,329,930	4,985,643	3,926,012	24,892	36,885
Policyowners’ surrenders	(6,381,663)	(4,339,598)	(1,627,112)	(1,074,366)	(5,339,647)	(3,288,604)	(921,873)	(947,169)
Policyowners’ annuity and death benefits	(517,352)	(285,470)	(102,602)	(68,203)	(349,576)	(233,413)	(276,891)	(522,021)
Net transfers from (to) Fixed Account	2,729,606	2,021,719	631,500	1,327,593	1,734,908	1,341,442	32,804	2,505
Transfers between Investment Divisions	(400,181)	294,209	(1,321,443)	(56,874)	1,089,748	(717,750)	(183,621)	(79,831)

Net contributions and (withdrawals)	3,039,970	554,660	(1,119,788)	1,458,080	2,121,076	1,027,687	(1,324,689)	(1,509,631)

Increase (decrease) in net assets	12,367,447	8,889,638	458,225	2,765,800	4,671,155	7,028,193	(118,931)	(351,395)
NET ASSETS:
Beginning of period	42,284,494	33,394,856	16,582,143	13,816,343	44,870,183	37,841,990	7,151,258	7,502,653

End of period	$54,651,941	$42,284,494	$17,040,368	$16,582,143	$49,541,338	$44,870,183	$7,032,327	$7,151,258

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Investors Trust Series— Service Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research International Portfolio— Service Class		MFS® Research Series— Initial Class
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(590,192)	$(575,020)	$(14,845)	$73,853	$17,037	$(1,957)	$(72,929)	$(74,415)
Net realized gain (loss) on investments	4,456,139	1,093,779	694,894	(230,214)	74,613	21,817	280,478	172,858
Realized gain distribution received	4,284,409	3,202,744	1,331,555	856,919	—	—	491,470	439,712
Change in unrealized appreciation/(depreciation) on investments	1,701,714	5,202,763	1,501,054	2,065,884	(91,418)	95,331	655,365	966,530

Net increase (decrease) in net assets resulting from operations	9,852,070	8,924,266	3,512,658	2,766,442	232	115,191	1,354,384	1,504,685

Contributions and (withdrawals):
Payments received from policyowners	2,832,336	1,932,815	5,514,403	4,147,554	1,407,101	507,866	39,829	43,946
Policyowners’ surrenders	(8,368,407)	(5,571,309)	(3,992,454)	(2,500,909)	(245,422)	(84,476)	(916,842)	(940,843)
Policyowners’ annuity and death benefits	(545,309)	(414,076)	(408,731)	(206,736)	(6,203)	(360)	(144,108)	(195,514)
Net transfers from (to) Fixed Account	495,534	763,522	1,363,444	1,706,856	226,270	139,748	(10,935)	(41,433)
Transfers between Investment Divisions	(3,820,502)	(2,142,062)	(1,748,365)	225,135	478,077	412,152	(41,542)	(53,155)

Net contributions and (withdrawals)	(9,406,348)	(5,431,110)	728,297	3,371,900	1,859,823	974,930	(1,073,598)	(1,186,999)

Increase (decrease) in net assets	445,722	3,493,156	4,240,955	6,138,342	1,860,055	1,090,121	280,786	317,686
NET ASSETS:
Beginning of period	58,816,443	55,323,287	28,159,234	22,020,892	1,671,429	581,308	8,089,739	7,772,053

End of period	$59,262,165	$58,816,443	$32,400,189	$28,159,234	$3,531,484	$1,671,429	$8,370,525	$8,089,739

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Research Series— Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
	2024	2023	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(477,852)	$(508,996)	$301,594	$129,872	$(20,326)	$(20,380)	$(1,200,007)	$(1,017,172)
Net realized gain (loss) on investments	1,623,874	493,377	1,075,595	(1,838,970)	97,024	20,685	(2,419,009)	(4,301,457)
Realized gain distribution received	2,703,915	2,284,953	—	—	64,933	—	5,741,189	—
Change in unrealized appreciation/(depreciation) on investments	3,280,293	5,485,240	1,647,450	4,076,357	123,653	203,424	15,474,177	16,180,841

Net increase (decrease) in net assets resulting from operations	7,130,230	7,754,574	3,024,639	2,367,259	265,284	203,729	17,596,350	10,862,212

Contributions and (withdrawals):
Payments received from policyowners	2,361,658	1,752,888	2,027,295	3,103,193	—	—	8,414,074	5,726,451
Policyowners’ surrenders	(5,307,741)	(4,113,055)	(2,814,952)	(2,345,440)	(411,634)	(77,731)	(12,164,208)	(8,576,759)
Policyowners’ annuity and death benefits	(470,934)	(406,518)	(272,949)	(93,550)	(49,101)	(15,628)	(1,329,050)	(907,368)
Net transfers from (to) Fixed Account	551,384	407,993	901,317	1,141,063	702	753	2,432,882	1,954,931
Transfers between Investment Divisions	(2,413,299)	(1,589,556)	(24,313,778)	(706,437)	(18,526)	(1,301)	(2,249,094)	5,991,925

Net contributions and (withdrawals)	(5,278,932)	(3,948,248)	(24,473,067)	1,098,829	(478,559)	(93,907)	(4,895,396)	4,189,180

Increase (decrease) in net assets	1,851,298	3,806,326	(21,448,428)	3,466,088	(213,275)	109,822	12,700,954	15,051,392
NET ASSETS:
Beginning of period	43,834,574	40,028,248	21,448,428	17,982,340	1,381,081	1,271,259	79,296,834	64,245,442

End of period	$45,685,872	$43,834,574	$—	$21,448,428	$1,167,806	$1,381,081	$91,997,788	$79,296,834

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Short-Term Portfolio— Advisor Class
	2024	2023	2024	2023	2024	2023	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,956,233	$886,046	$1,339,890	$640,349	$1,166,574	$843,311	$31,723
Net realized gain (loss) on investments	(206,944)	(256,764)	(1,839,812)	(2,634,109)	(606,650)	(595,988)	(5)
Realized gain distribution received	—	—	—	1,810,889	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(98,450)	1,002,640	2,945,472	4,800,832	821,651	1,090,960	5,606

Net increase (decrease) in net assets resulting from operations	1,650,839	1,631,922	2,445,550	4,617,961	1,381,575	1,338,283	37,324

Contributions and (withdrawals):
Payments received from policyowners	11,757,991	6,351,127	3,290,689	2,377,618	6,091,344	3,583,097	1,462,377
Policyowners’ surrenders	(3,306,835)	(1,737,667)	(11,882,045)	(9,006,193)	(5,791,176)	(4,293,442)	(168,221)
Policyowners’ annuity and death benefits	(185,509)	(87,190)	(710,320)	(696,838)	(248,380)	(413,494)	—
Net transfers from (to) Fixed Account	4,243,513	2,617,592	743,610	578,446	3,255,995	3,790,152	146,367
Transfers between Investment Divisions	9,283,272	4,094,098	4,074,805	864,551	(673,962)	951,289	692,626

Net contributions and (withdrawals)	21,792,432	11,237,960	(4,483,261)	(5,882,416)	2,633,821	3,617,602	2,133,149

Increase (decrease) in net assets	23,443,271	12,869,882	(2,037,711)	(1,264,455)	4,015,396	4,955,885	2,170,473
NET ASSETS:
Beginning of period	30,160,554	17,290,672	66,405,336	67,669,791	41,240,853	36,284,968	—

End of period	$53,603,825	$30,160,554	$64,367,625	$66,405,336	$45,256,249	$41,240,853	$2,170,473

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Total Return Portfolio— Advisor Class		Principal VC Real Estate Securities Account— Class 2	Putnam VT International Value Fund— Class IB	Voya Growth and Income Portfolio— Class S
	2024	2023	2024 (a)	2024 (a)	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,550,735	$2,636,985	$(13,525)	$(998)	$7,301
Net realized gain (loss) on investments	(5,010,988)	(6,501,836)	(14,426)	1,443	12,499
Realized gain distribution received	—	—	5,549	—	252,433
Change in unrealized appreciation/(depreciation) on investments	2,907,974	9,396,626	(1,079,694)	(13,909)	(172,116)

Net increase (decrease) in net assets resulting from operations	1,447,721	5,531,775	(1,102,096)	(13,464)	100,117

Contributions and (withdrawals):
Payments received from policyowners	10,239,256	9,486,422	729,719	330,943	1,684,954
Policyowners’ surrenders	(18,934,648)	(15,080,215)	(202,072)	(22,524)	(57,565)
Policyowners’ annuity and death benefits	(1,597,386)	(1,605,272)	(902)	—	(50,635)
Net transfers from (to) Fixed Account	3,868,526	2,919,702	82,060	16,858	51,674
Transfers between Investment Divisions	11,248,118	3,544,620	23,037,452	140,193	465,560

Net contributions and (withdrawals)	4,823,866	(734,743)	23,646,257	465,470	2,093,988

Increase (decrease) in net assets	6,271,587	4,797,032	22,544,161	452,006	2,194,105
NET ASSETS:
Beginning of period	136,907,434	132,110,402	—	—	—

End of period	$143,179,021	$136,907,434	$22,544,161	$452,006	$2,194,105

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Western Asset Core Plus VIT Portfolio— Class II
	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$225,638	$39,379
Net realized gain (loss) on investments	(10,803)	(18,589)
Realized gain distribution received	—	—
Change in unrealized appreciation/(depreciation) on investments	(259,940)	50,404

Net increase (decrease) in net assets resulting from operations	(45,105)	71,194

Contributions and (withdrawals):
Payments received from policyowners	891,980	326,628
Policyowners’ surrenders	(167,995)	(557,742)
Policyowners’ annuity and death benefits	(14,828)	(22,165)
Net transfers from (to) Fixed Account	599,132	232,179
Transfers between Investment Divisions	245,658	251,472

Net contributions and (withdrawals)	1,553,947	230,372

Increase (decrease) in net assets	1,508,842	301,566
NET ASSETS:
Beginning of period	1,528,864	1,227,298

End of period	$3,037,706	$1,528,864

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity), Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II), Series XVI policies (New York Life Premier Variable Annuity—FP Series), Series XVII policies (New York Life Premier Variable Annuity—P Series), Series XVIII policies (New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series) and Series XIX policies (New York Life Premier Advisory Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2015, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued. Effective May 1, 2020, sales of the Series XIII policies (New York Life Complete Access Variable Annuity II) were discontinued.

NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of the Separate Account are invested in shares of eligible portfolios of the New York Life (“NYLI”) VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Principal Variable Contracts Fund, Inc., the Putnam Variable Trust, and the Voya Variable Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

The NYLI VP U.S. Government Money Market—Initial Class, NYLI VP Natural Resources—Initial Class and Fidelity® VIP Government Money Market Portfolio—Investor Class offer one class of shares under this Separate Account which are presented within the initial class section. NYLI VP Balanced—Service Class, NYLI VP CBRE Global Infrastructure—Service Class, NYLI VP Conservative Allocation—Service Class, NYLI VP Equity Allocation—Service Class, NYLI VP Floating Rate—Service Class, NYLI VP Growth Allocation—Service Class, NYLI VP Hedge Multi-Strategy—Service Class, NYLI VP MacKay Strategic Bond—Service Class, NYLI VP

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Moderate Allocation—Service Class, NYLI VP PIMCO Real Return—Service Class, AB VPS Relative Value Portfolio—Class B, American Funds IS Asset Allocation Fund—Class 4, American Funds IS The Bond Fund of America®—Class 4, American Funds IS Capital World Bond Fund®—Class 4, American Funds IS Global Small Capitalization Fund—Class 4, American Funds IS Growth Fund —Class 4, American Funds IS New World Fund®—Class 4, American Funds IS U.S. Government Securities Fund®—Class 4, American Funds IS Washington Mutual Investors FundSM—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares, ClearBridge Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Intermediate Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Bond Index Portfolio—Service Class 2, Fidelity® VIP Emerging Markets Portfolio—Service Class 2, Fidelity® VIP Extended Market Index Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio —Service Class 2, Fidelity® VIP Health Care Portfolio—Service Class 2, Fidelity® VIP International Index Portfolio—Service Class 2, Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2, Franklin Templeton Aggressive Model Portfolio—Class II, Franklin Templeton Conservative Model Portfolio—Class II, Franklin Templeton Moderate Model Portfolio—Class II, Franklin Templeton Moderately Aggressive Model Portfolio—Class II, Franklin Templeton Moderately Conservative Model Portfolio—Class II, Invesco V.I. EQV International Equity Fund—Series II Shares, Invesco V.I. Main Street Small Cap Fund®— Series II Shares, Janus Henderson Enterprise Portfolio—Service Shares, Macquarie VIP Small Cap Value Series—Service Class, MFS® International Intrinsic Value Portfolio—Service Class, MFS® Mid Cap Value Portfolio—Service Class, MFS® Research International Portfolio—Service Class, PIMCO VIT Income Portfolio—Advisor Class, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration Portfolio—Advisor Class, PIMCO VIT Short-Term Portfolio—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class, Principal VC Real Estate Securities Account—Class 2, Putnam VT International Value Fund—Class IB, Voya Growth and Income Portfolio—Class S and Western Asset Core Plus VIT Portfolio—Class II offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

NYLI VP American Century Sustainable Equity—Initial Class (formerly MainStay VP American Century Sustainable Equity—Initial Class)

NYLI VP American Century Sustainable Equity—Service Class (formerly MainStay VP American Century Sustainable Equity—Service Class)

NYLI VP Balanced—Service Class (formerly MainStay VP Balanced—Service Class)

NYLI VP Bond—Initial Class (formerly MainStay VP Bond—Initial Class)

NYLI VP Bond—Service Class (formerly MainStay VP Bond—Service Class)

NYLI VP Candriam Emerging Markets Equity—Initial Class (formerly MainStay VP Candriam Emerging Markets Equity—Initial Class)

NYLI VP Candriam Emerging Markets Equity—Service Class (formerly MainStay VP Candriam Emerging Markets Equity—Service Class)

NYLI VP CBRE Global Infrastructure—Service Class (formerly MainStay VP CBRE Global Infrastructure—Service Class)

NYLI VP Conservative Allocation—Service Class (formerly MainStay VP Conservative Allocation—Service Class)

NYLI VP Dimensional U.S. Equity—Initial Class (formerly MainStay VP Wellington U.S. Equity—Initial Class)

NYLI VP Dimensional U.S. Equity—Service Class (formerly MainStay VP Wellington U.S. Equity—Service Class)

NYLI VP Epoch U.S. Equity Yield—Initial Class (formerly MainStay VP Epoch U.S. Equity Yield—Initial Class)

NYLI VP Epoch U.S. Equity Yield—Service Class (formerly MainStay VP Epoch U.S. Equity Yield—Service Class)

NYLI VP Equity Allocation—Service Class (formerly MainStay VP Equity Allocation—Service Class)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class (formerly MainStay VP Fidelity Institutional AM® Utilities—Initial Class)

NYLI VP Fidelity Institutional AM® Utilities—Service Class (formerly MainStay VP Fidelity Institutional AM® Utilities—Service Class)

NYLI VP Floating Rate—Service Class (formerly MainStay VP Floating Rate—Service Class)

NYLI VP Growth Allocation—Service Class (formerly MainStay VP Growth Allocation—Service Class)

NYLI VP Hedge Multi-Strategy—Service Class (formerly MainStay VP IQ Hedge Multi-Strategy—Service Class)

NYLI VP Income Builder—Initial Class (formerly MainStay VP Income Builder—Initial Class)

NYLI VP Income Builder—Service Class (formerly MainStay VP Income Builder—Service Class)

NYLI VP Janus Henderson Balanced—Initial Class (formerly MainStay VP Janus Henderson Balanced—Initial Class)

NYLI VP Janus Henderson Balanced—Service Class (formerly MainStay VP Janus Henderson Balanced—Service Class)

NYLI VP MacKay Convertible—Initial Class (formerly MainStay VP MacKay Convertible—Initial Class)

NYLI VP MacKay Convertible—Service Class (formerly MainStay VP MacKay Convertible—Service Class)

NYLI VP MacKay High Yield Corporate Bond—Initial Class (formerly MainStay VP MacKay High Yield Corporate Bond—Initial Class)

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

NYLI VP MacKay High Yield Corporate Bond—Service Class (formerly MainStay VP MacKay High Yield Corporate Bond—Service Class)

NYLI VP MacKay Strategic Bond—Service Class (formerly MainStay VP MacKay Strategic Bond—Service Class)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class (formerly MainStay VP MacKay Government—Initial Class)

NYLI VP MacKay U.S. Infrastructure Bond—Service Class (formerly MainStay VP MacKay Government—Service Class)

NYLI VP Moderate Allocation—Service Class (formerly MainStay VP Moderate Allocation—Service Class)

NYLI VP Natural Resources—Initial Class (formerly MainStay VP Natural Resources—Initial Class)

NYLI VP PIMCO Real Return—Service Class (formerly MainStay VP PIMCO Real Return—Service Class)

NYLI VP PineStone International Equity—Initial Class (formerly MainStay VP Pinestone International Equity—Initial Class)

NYLI VP PineStone International Equity—Service Class (formerly MainStay VP Pinestone International Equity—Service Class)

NYLI VP S&P 500 Index—Initial Class (formerly MainStay VP S&P 500 Index—Initial Class)

NYLI VP S&P 500 Index—Service Class (formerly MainStay VP S&P 500 Index—Service Class)

NYLI VP Schroders Mid Cap Opportunities—Initial Class (formerly MainStay VP Wellington Mid Cap—Initial Class)

NYLI VP Schroders Mid Cap Opportunities—Service Class (formerly MainStay VP Wellington Mid Cap—Service Class)

NYLI VP Small Cap Growth—Initial Class (formerly MainStay VP Small Cap Growth—Initial Class)

NYLI VP Small Cap Growth—Service Class (formerly MainStay VP Small Cap Growth—Service Class)

NYLI VP U.S. Government Money Market—Initial Class (formerly MainStay VP U.S. Government Money Market—Initial Class)

NYLI VP Wellington Growth—Initial Class (formerly MainStay VP Wellington Growth—Initial Class)

NYLI VP Wellington Growth—Service Class (formerly MainStay VP Wellington Growth—Service Class)

NYLI VP Wellington Small Cap—Initial Class (formerly MainStay VP Wellington Small Cap—Initial Class)

NYLI VP Wellington Small Cap—Service Class (formerly MainStay VP Wellington Small Cap—Service Class)

NYLI VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Winslow Large Cap Growth—Initial Class)

NYLI VP Winslow Large Cap Growth—Service Class (formerly MainStay VP Winslow Large Cap Growth—Service Class)

AB VPS Relative Value Portfolio—Class B

American Funds IS Asset Allocation Fund—Class 4

American Funds IS The Bond Fund of America®—Class 4

American Funds IS Capital World Bond Fund®—Class 4

American Funds IS Global Small Capitalization Fund—Class 4

American Funds IS Growth Fund—Class 4

American Funds IS New World Fund®—Class 4

American Funds IS U.S. Government Securities Fund®—Class 4

American Funds IS Washington Mutual Investors FundSM—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon IP Technology Growth Portfolio—Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

ClearBridge Variable Appreciation Portfolio—Class II

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

DWS Alternative Asset Allocation VIP—Class B

Fidelity® VIP Bond Index Portfolio—Service Class 2

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Service Class 2

Fidelity® VIP Emerging Markets Portfolio—Service Class 2

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2

Fidelity® VIP Extended Market Index Portfolio—Service Class 2

Fidelity® VIP FundsManager® 60% Portfolio—Investor Class

Fidelity® VIP FundsManager® 60% Portfolio—Service Class

Fidelity® VIP Government Money Market Portfolio—Investor Class

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Health Care Portfolio—Service Class 2

Fidelity® VIP International Index Portfolio—Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Franklin Templeton Aggressive Model Portfolio—Class II

Franklin Templeton Conservative Model Portfolio—Class II

Franklin Templeton Moderate Model Portfolio—Class II

Franklin Templeton Moderately Aggressive Model Portfolio—Class II

Franklin Templeton Moderately Conservative Model Portfolio—Class II

Invesco V.I. EQV International Equity Fund—Series II Shares

Invesco V.I. Main Street Small Cap Fund®—Series II Shares

Janus Henderson Enterprise Portfolio—Service Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Service Shares

Macquarie VIP Small Cap Value Series—Service Class (formerly Delaware VIP® Small Cap Value Series—Service Class)

MFS® International Intrinsic Value Portfolio—Service Class

MFS® Investors Trust Series—Initial Class

MFS® Investors Trust Series—Service Class

MFS® Mid Cap Value Portfolio—Service Class

MFS® Research International Portfolio—Service Class

MFS® Research Series—Initial Class

MFS® Research Series—Service Class

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Income Portfolio—Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Low Duration Portfolio—Advisor Class

PIMCO VIT Short-Term Portfolio—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Principal VC Real Estate Securities Account—Class 2

Putnam VT International Value Fund—Class IB

Voya Growth and Income Portfolio—Class S

Western Asset Core Plus VIT Portfolio—Class II

Not all investment options are available under all policies.

On December 6, 2024, the Class II shares of the Morgan Stanley VIF U.S. Real Estate Portfolio were substituted into the Class 2 shares of the Principal VC Real Estate Securities Account following approval by the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. to liquidate the Portfolio. For Separate Account products where the Principal VC Real Estate Securities—Class 2 is not available, the Class II shares of the Morgan Stanley VIF U.S. Real Estate Portfolio were liquidated into the NYLI VP U.S. Government Money Market—Initial Class.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

New investments in the NYLI VP Candriam Emerging Markets Equity, NYLI VP Wellington Growth and Columbia Variable Portfolio— Commodity Strategy Fund Investment Divisions are restricted to those policies already invested in these Investment Divisions.

For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. For Series XVII and XVIII policies known as the New York Life Premier Variable Annuity—P Series, New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series, initial premium payments are allocated to the Investment Division within two business days after receipt. Subsequent initial premium payments must be received within 90 days after the Policy Date and will be allocated to your policy at the close of the Business Day on which they are received.

In addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. For Series XVIII policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account, from one or more Investment Divisions to the Index-linked Account or the Fixed Account of NYLIAC, subject to certain restrictions. For Series XIX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position of each of the investment divisions of the Separate Account, changes in each of their net assets or the results of each of their operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand the Separate Account’s overall performance and to assess its potential future cash flows.

The management of the Retail and Institutional Life Businesses of NYLIAC acts as the Separate Account’s chief operating decision maker (“CODM”) making decisions about investment options as well as associated expenses of the Separate Account. The CODM has determined that each of the investment divisions make up one operating segment of the Separate Account. The Separate Account’s investment options are pre-determined in accordance with the terms of its prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

	Purchases	Sales
NYLI VP American Century Sustainable Equity—Initial Class	$1,473	$7,094
NYLI VP American Century Sustainable Equity—Service Class	10,300	18,885
NYLI VP Balanced—Service Class	21,612	27,655
NYLI VP Bond—Initial Class	1,859	3,178
NYLI VP Bond—Service Class	19,891	17,645
NYLI VP Candriam Emerging Markets Equity—Initial Class	165	1,080
NYLI VP Candriam Emerging Markets Equity—Service Class	1,865	5,636
NYLI VP CBRE Global Infrastructure—Service Class	4,187	3,595
NYLI VP Conservative Allocation—Service Class	28,363	54,251
NYLI VP Dimensional U.S. Equity—Initial Class	736	12,625
NYLI VP Dimensional U.S. Equity—Service Class	14,606	22,324
NYLI VP Epoch U.S. Equity Yield—Initial Class	7,777	14,319
NYLI VP Epoch U.S. Equity Yield—Service Class	31,999	38,343
NYLI VP Equity Allocation—Service Class	23,213	48,317
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	93	260
NYLI VP Fidelity Institutional AM® Utilities—Service Class	60,857	84,355
NYLI VP Floating Rate—Service Class	83,490	56,911
NYLI VP Growth Allocation—Service Class	39,118	79,213
NYLI VP Hedge Multi-Strategy—Service Class	11,957	17,934
NYLI VP Income Builder—Initial Class	1,730	6,525
NYLI VP Income Builder—Service Class	35,136	35,854
NYLI VP Janus Henderson Balanced—Initial Class	2,741	20,358
NYLI VP Janus Henderson Balanced—Service Class	165,769	73,080
NYLI VP MacKay Convertible—Initial Class	3,145	9,528
NYLI VP MacKay Convertible—Service Class	71,418	56,042
NYLI VP MacKay High Yield Corporate Bond—Initial Class	5,895	15,359
NYLI VP MacKay High Yield Corporate Bond—Service Class	165,926	132,240
NYLI VP MacKay Strategic Bond—Service Class	44,168	50,280
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	569	1,822
NYLI VP MacKay U.S. Infrastructure Bond—Service Class	8,243	9,767
NYLI VP Moderate Allocation—Service Class	31,375	72,046
NYLI VP Natural Resources—Initial Class	18,840	27,760
NYLI VP PIMCO Real Return—Service Class	18,091	19,009
NYLI VP PineStone International Equity—Initial Class	301	2,493
NYLI VP PineStone International Equity—Service Class	9,083	15,215
NYLI VP S&P 500 Index—Initial Class	5,059	29,698
NYLI VP S&P 500 Index—Service Class	324,275	127,505
NYLI VP Schroders Mid Cap Opportunities—Initial Class	408	6,336
NYLI VP Schroders Mid Cap Opportunities—Service Class	15,743	32,189
NYLI VP Small Cap Growth—Initial Class	360	5,705

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
NYLI VP Small Cap Growth—Service Class	$9,913	$9,079
NYLI VP U.S. Government Money Market—Initial Class	109,481	119,117
NYLI VP Wellington Growth—Initial Class	441	12,906
NYLI VP Wellington Growth—Service Class	885	4,900
NYLI VP Wellington Small Cap—Initial Class	374	2,956
NYLI VP Wellington Small Cap—Service Class	9,586	19,316
NYLI VP Winslow Large Cap Growth—Initial Class	7,023	9,615
NYLI VP Winslow Large Cap Growth—Service Class	101,221	72,520
AB VPS Relative Value Portfolio—Class B	14,861	3,858
American Funds IS Asset Allocation Fund—Class 4	66,760	24,838
American Funds IS The Bond Fund of America®—Class 4	10,866	2,369
American Funds IS Capital World Bond Fund®—Class 4	545	67
American Funds IS Global Small Capitalization Fund—Class 4	6,586	4,503
American Funds IS Growth Fund—Class 4	243,067	27,067
American Funds IS New World Fund®—Class 4	13,372	14,427
American Funds IS U.S. Government Securities Fund®—Class 4	1,201	399
American Funds IS Washington Mutual Investors FundSM—Class 4	71,151	22,056
BlackRock® Global Allocation V.I. Fund—Class III	44,076	30,783
BlackRock® High Yield V.I. Fund—Class III	44,582	21,635
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1,349	5,383
BNY Mellon IP Technology Growth Portfolio—Service Shares	48,378	47,363
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	3,136	774
ClearBridge Variable Appreciation Portfolio—Class II	7,470	5,033
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	343	578
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	6,479	6,853
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	1,434	815
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	16,378	15,209
DWS Alternative Asset Allocation VIP—Class B	9,337	12,545
Fidelity® VIP Bond Index Portfolio—Service Class 2	36,767	9,951
Fidelity® VIP ContrafundSM Portfolio—Initial Class	17,732	23,174
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	136,970	120,989
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	6,095	4,451
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	3,638	7,123
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	48,001	35,020
Fidelity® VIP Extended Market Index Portfolio—Service Class 2	1,062	61
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	37,520	36,493
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	17,821	7,179
Fidelity® VIP Government Money Market Portfolio—Investor Class	375	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	73,456	63,820
Fidelity® VIP Health Care Portfolio—Service Class 2	16,252	15,745
Fidelity® VIP International Index Portfolio—Service Class 2	18,959	4,684

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	$9,262	$2,175
Fidelity® VIP Mid Cap Portfolio—Service Class 2	41,148	30,695
Franklin Templeton Aggressive Model Portfolio—Class II	93,531	29,803
Franklin Templeton Conservative Model Portfolio—Class II	35,095	21,082
Franklin Templeton Moderate Model Portfolio—Class II	157,685	60,060
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	173,307	47,278
Franklin Templeton Moderately Conservative Model Portfolio—Class II	37,624	29,410
Invesco V.I. EQV International Equity Fund—Series II Shares	9,080	11,390
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	9,594	4,501
Janus Henderson Enterprise Portfolio—Service Shares	26,229	9,978
Janus Henderson Global Research Portfolio—Institutional Shares	2,515	7,627
Janus Henderson Global Research Portfolio—Service Shares	16,088	11,757
Macquarie VIP Small Cap Value Series—Service Class	3,966	4,488
MFS® International Intrinsic Value Portfolio—Service Class	14,298	10,028
MFS® Investors Trust Series—Initial Class	624	1,499
MFS® Investors Trust Series—Service Class	15,425	21,137
MFS® Mid Cap Value Portfolio—Service Class	11,906	9,861
MFS® Research International Portfolio—Service Class	2,709	832
MFS® Research Series—Initial Class	668	1,323
MFS® Research Series—Service Class	7,684	10,737
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	5,922	30,093
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	68	502
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	28,741	29,095
PIMCO VIT Income Portfolio—Advisor Class	32,136	8,388
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	19,907	23,050
PIMCO VIT Low Duration Portfolio—Advisor Class	19,076	15,276
PIMCO VIT Short-Term Portfolio—Advisor Class	2,817	652
PIMCO VIT Total Return Portfolio—Advisor Class	40,981	32,606
Principal VC Real Estate Securities Account—Class 2	24,218	580
Putnam VT International Value Fund—Class IB	547	82
Voya Growth and Income Portfolio—Class S	2,561	208
Western Asset Core Plus VIT Portfolio—Class II	2,283	504

Total	$3,404,474	$2,554,782

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the NYLI VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Dimensional Fund Advisors LP (“DFA”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), PineStone Asset Management Inc.(“PineStone”), Schroder Investment Management North America, Inc. (“Schroders”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”) and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the NYLI VP Funds Trust.

New York Life Investments, MacKay and NYL Investors are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. CBRE is the listed real asset solution within CBRE Investment Management. DFA is controlled and operated by Dimensional Holdings Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. PineStone is an independent advisory firm. SBH is a wholly-owned subsidiary of CI Financial Corp. Schroders is an indirect wholly-owned subsidiary of Schroders Plc. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX, X, XI, XII, XIV, XV, XVI, XVII and XVIII policies. Policies in Series II, VII, XIII and XIX are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. For policies applied for before May 1, 2019, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For policies applied for on or after May 1, 2019, this charge is 7% during the first two payment years and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. In most jurisdictions, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. In most jurisdictions, this charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.

For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity—FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Variable Annuity—P Series policies, which are part of Series XVII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. This charge is 7% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series policies, which are part of Series XVIII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years, first six Policy Years or first five Policy Years following the Policy Date, depending on the surrender charge period chosen when the policy is issued. For the seven year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made. For the six year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the sixth Policy Year, after which no charge is made. For the five year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the fifth Policy Year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V, VI, VIII, IX, XI, XII, XIII and XVI policies (or for Series XI and XII we received less than $25,000 in first year premiums with Investment Preservation Rider 4.0 or 5.0). For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX, XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first).These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XVIII policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity—FP Series, for Series XVII policies, the charge is 1.20% during the surrender charge period and 1.00% after the surrender charge period, for New York Life Premier Variable Annuity—P Series, for Series XVIII policies, the charge is 1.20% for the seven year surrender charge period, 1.25% for the six year surrender charge period and 1.30% for the five year surrender charge period, for New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series, for Series XIX policies, the charge is 0.30% if on a monthly policy anniversary, the accumulation value is greater than or equal to $1,000,000, the charge is 0.35% if on a monthly policy anniversary, the accumulation value is greater than or equal to $500,000 but less than $1,000,000 and the charge is 0.40% if on a monthly policy anniversary, the accumulation value is less than $500,000 for New York Life Premier Advisory Variable Annuity, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.

In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.

In order to purchase the New York Life Premier Advisory Variable Annuity, which is part of Series XIX, the purchaser must be an advisory client of Eagle Strategies LLC (Eagle or the Investment Adviser), NYLIAC’s affiliated investment adviser, and agree to pay an ongoing, asset-based fee (Advisory Fee) to Eagle for ongoing, investment advisory services relating to the policy. The Advisory Fee that is charged by the Investment Adviser is covered in a separate agreement between the purchaser and the Investment Adviser, and is separate from, and in addition to, the fees and expenses that are described in the prospectus.

Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.38%. These ranges are shown as a percentage of average net assets as of December 31, 2023, and approximate the ranges as of December 31, 2024.

NOTE 4—Distribution of Net Income:

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP American Century Sustainable Equity—Initial Class	13	(219)	(206)	15	(315)	(300)
NYLI VP American Century Sustainable Equity—Service Class	608	(821)	(213)	526	(887)	(361)
NYLI VP Balanced—Service Class	1,539	(1,679)	(140)	1,674	(1,628)	46
NYLI VP Bond—Initial Class	52	(151)	(99)	18	(196)	(178)
NYLI VP Bond—Service Class	1,599	(1,620)	(21)	1,273	(1,709)	(436)
NYLI VP Candriam Emerging Markets Equity—Initial Class	16	(117)	(101)	14	(137)	(123)
NYLI VP Candriam Emerging Markets Equity—Service Class	205	(596)	(391)	140	(529)	(389)
NYLI VP CBRE Global Infrastructure—Service Class	430	(406)	24	413	(450)	(37)
NYLI VP Conservative Allocation—Service Class	2,279	(3,723)	(1,444)	1,446	(3,124)	(1,678)
NYLI VP Dimensional U.S. Equity—Initial Class	4	(138)	(134)	16	(147)	(131)
NYLI VP Dimensional U.S. Equity—Service Class	952	(889)	63	662	(576)	86
NYLI VP Epoch U.S. Equity Yield—Initial Class	19	(373)	(354)	14	(384)	(370)
NYLI VP Epoch U.S. Equity Yield—Service Class	1,329	(1,638)	(309)	1,431	(1,711)	(280)
NYLI VP Equity Allocation—Service Class	1,897	(2,593)	(696)	1,065	(1,637)	(572)
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2	(11)	(9)	5	(1)	4
NYLI VP Fidelity Institutional AM® Utilities—Service Class	2,765	(4,403)	(1,638)	2,767	(3,653)	(886)
NYLI VP Floating Rate—Service Class	5,567	(4,263)	1,304	5,706	(3,835)	1,871
NYLI VP Growth Allocation—Service Class	3,071	(4,289)	(1,218)	1,920	(3,505)	(1,585)
NYLI VP Hedge Multi-Strategy—Service Class	1,159	(1,838)	(679)	641	(1,323)	(682)
NYLI VP Income Builder—Initial Class	19	(154)	(135)	10	(185)	(175)
NYLI VP Income Builder—Service Class	2,664	(2,325)	339	1,673	(1,702)	(29)
NYLI VP Janus Henderson Balanced—Initial Class	24	(743)	(719)	46	(834)	(788)
NYLI VP Janus Henderson Balanced—Service Class	11,690	(3,956)	7,734	7,787	(3,309)	4,478
NYLI VP MacKay Convertible—Initial Class	13	(168)	(155)	19	(185)	(166)
NYLI VP MacKay Convertible—Service Class	4,541	(2,833)	1,708	3,748	(2,230)	1,518
NYLI VP MacKay High Yield Corporate Bond—Initial Class	22	(302)	(280)	17	(505)	(488)
NYLI VP MacKay High Yield Corporate Bond—Service Class	10,834	(8,426)	2,408	6,696	(6,560)	136
NYLI VP MacKay Strategic Bond—Service Class	3,366	(4,220)	(854)	2,249	(3,280)	(1,031)
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	22	(99)	(77)	14	(145)	(131)
NYLI VP MacKay U.S. Infrastructure Bond—Service Class	796	(967)	(171)	876	(1,121)	(245)
NYLI VP Moderate Allocation—Service Class	2,414	(4,216)	(1,802)	2,246	(3,561)	(1,315)
NYLI VP Natural Resources—Initial Class	1,358	(2,105)	(747)	1,324	(3,030)	(1,706)
NYLI VP PIMCO Real Return—Service Class	1,553	(1,795)	(242)	1,436	(1,909)	(473)
NYLI VP PineStone International Equity—Initial Class	9	(80)	(71)	29	(103)	(74)
NYLI VP PineStone International Equity—Service Class	791	(944)	(153)	758	(817)	(59)
NYLI VP S&P 500 Index—Initial Class	30	(302)	(272)	36	(354)	(318)
NYLI VP S&P 500 Index—Service Class	18,964	(4,888)	14,076	10,630	(3,862)	6,768
NYLI VP Schroders Mid Cap Opportunities—Initial Class	9	(138)	(129)	24	(143)	(119)
NYLI VP Schroders Mid Cap Opportunities—Service Class	1,253	(1,543)	(290)	943	(1,012)	(69)
NYLI VP Small Cap Growth—Initial Class	19	(226)	(207)	22	(264)	(242)
NYLI VP Small Cap Growth—Service Class	726	(504)	222	687	(378)	309
NYLI VP U.S. Government Money Market—Initial Class	26,705	(32,173)	(5,468)	23,465	(48,064)	(24,599)
NYLI VP Wellington Growth—Initial Class	10	(199)	(189)	10	(193)	(183)

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024				2023
	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP Wellington Growth—Service Class	57		(145)	(88)	31	(120)	(89)
NYLI VP Wellington Small Cap—Initial Class	22		(234)	(212)	95	(289)	(194)
NYLI VP Wellington Small Cap—Service Class	789		(1,300)	(511)	996	(1,191)	(195)
NYLI VP Winslow Large Cap Growth—Initial Class	45		(135)	(90)	40	(152)	(112)
NYLI VP Winslow Large Cap Growth—Service Class	3,599		(2,306)	1,293	2,408	(2,040)	368
AB VPS Relative Value Portfolio—Class B	1,146		(311)	835	885	(224)	661
American Funds IS Asset Allocation Fund—Class 4	4,407		(1,707)	2,700	2,715	(1,336)	1,379
American Funds IS The Bond Fund of America®—Class 4	1,041		(233)	808	601	(153)	448
American Funds IS Capital World Bond Fund®—Class 4	52		(6)	46	—	—	—
American Funds IS Global Small Capitalization Fund—Class 4	489		(324)	165	354	(263)	91
American Funds IS Growth Fund—Class 4	16,805		(1,402)	15,403	7,293	(901)	6,392
American Funds IS New World Fund®—Class 4	1,035		(966)	69	673	(769)	(96)
American Funds IS U.S. Government Securities Fund®—Class 4	113	(38)		75	—	—	—
American Funds IS Washington Mutual Investors FundSM—Class 4	5,155		(1,323)	3,832	3,527	(1,160)	2,367
BlackRock® Global Allocation V.I. Fund—Class III	2,773		(2,213)	560	2,142	(1,738)	404
BlackRock® High Yield V.I. Fund—Class III	3,170		(1,651)	1,519	2,081	(1,387)	694
BNY Mellon IP Technology Growth Portfolio—Initial Shares	25		(92)	(67)	80	(89)	(9)
BNY Mellon IP Technology Growth Portfolio—Service Shares	2,581		(1,536)	1,045	2,126	(1,370)	756
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	235		(57)	178	138	(56)	82
ClearBridge Variable Appreciation Portfolio—Class II	301		(240)	61	378	(284)	94
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	31		(53)	(22)	27	(31)	(4)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	453		(607)	(154)	299	(543)	(244)
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	137		(80)	57	128	(25)	103
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	911		(699)	212	769	(662)	107
DWS Alternative Asset Allocation VIP—Class B	708		(1,036)	(328)	632	(867)	(235)
Fidelity® VIP Bond Index Portfolio—Service Class 2	3,955		(1,085)	2,870	1,207	(818)	389
Fidelity® VIP ContrafundSM Portfolio—Initial Class	15		(203)	(188)	16	(220)	(204)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	4,686		(3,922)	764	3,395	(3,200)	195
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	519		(367)	152	705	(537)	168
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	13		(130)	(117)	9	(156)	(147)
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2,398		(1,671)	727	2,271	(1,575)	696
Fidelity® VIP Extended Market Index Portfolio—Service Class 2	95		(5)	90	—	—	—
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	1,681		(1,731)	(50)	4,039	(769)	3,270
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	1,417		(542)	875	1,177	(308)	869
Fidelity® VIP Government Money Market Portfolio—Investor Class	37		—	37	—	—	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	3,769		(2,066)	1,703	3,191	(1,569)	1,622
Fidelity® VIP Health Care Portfolio—Service Class 2	1,286		(1,091)	195	1,437	(673)	764
Fidelity® VIP International Index Portfolio—Service Class 2	1,573		(384)	1,189	1,376	(360)	1,016
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	879		(210)	669	572	(182)	390
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1,578		(1,269)	309	1,434	(1,070)	364
Franklin Templeton Aggressive Model Portfolio—Class II	6,550		(2,075)	4,475	4,535	(1,531)	3,004
Franklin Templeton Conservative Model Portfolio—Class II	3,167		(1,937)	1,230	2,330	(1,422)	908
Franklin Templeton Moderate Model Portfolio—Class II	12,134		(4,624)	7,510	12,614	(3,035)	9,579
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	13,142		(3,549)	9,593	11,022	(2,776)	8,246

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2,931	(2,437)	494	4,384	(2,438)	1,946
Invesco V.I. EQV International Equity Fund—Series II Shares	714	(855)	(141)	670	(834)	(164)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	604	(285)	319	592	(217)	375
Janus Henderson Enterprise Portfolio—Service Shares	1,649	(600)	1,049	1,152	(457)	695
Janus Henderson Global Research Portfolio—Institutional Shares	14	(158)	(144)	12	(152)	(140)
Janus Henderson Global Research Portfolio—Service Shares	889	(501)	388	575	(365)	210
Macquarie VIP Small Cap Value Series—Service Class	267	(338)	(71)	454	(300)	154
MFS® International Intrinsic Value Portfolio—Service Class	909	(691)	218	718	(586)	132
MFS® Investors Trust Series—Initial Class	3	(35)	(32)	2	(49)	(47)
MFS® Investors Trust Series—Service Class	797	(916)	(119)	437	(547)	(110)
MFS® Mid Cap Value Portfolio—Service Class	782	(607)	175	798	(443)	355
MFS® Research International Portfolio—Service Class	237	(72)	165	125	(30)	95
MFS® Research Series—Initial Class	4	(26)	(22)	8	(38)	(30)
MFS® Research Series—Service Class	320	(423)	(103)	295	(363)	(68)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	563	(2,654)	(2,091)	793	(612)	181
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	1	(10)	(9)	2	(5)	(3)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	1,481	(1,336)	145	1,328	(718)	610
PIMCO VIT Income Portfolio—Advisor Class	2,720	(742)	1,978	1,426	(342)	1,084
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	1,714	(2,109)	(395)	1,189	(1,745)	(556)
PIMCO VIT Low Duration Portfolio—Advisor Class	1,730	(1,508)	222	1,418	(1,055)	363
PIMCO VIT Short-Term Portfolio—Advisor Class	274	(64)	210	—	—	—
PIMCO VIT Total Return Portfolio—Advisor Class	3,614	(3,175)	439	3,112	(3,234)	(122)
Principal VC Real Estate Securities Account—Class 2	2,010	(49)	1,961	—	—	—
Putnam VT International Value Fund—Class IB	53	(8)	45	—	—	—
Voya Growth and Income Portfolio—Class S	209	(18)	191	—	—	—
Western Asset Core Plus VIT Portfolio—Class II	204	(49)	155	141	(117)	24

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2024, 2023, 2022, 2021 and 2020:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP American Century Sustainable Equity—Initial Class	2024	$34,392	1,063	$30.68 to $32.51	17.6% to 18.2%	1.0%
	2023	34,769	1,269	26.08 to 27.51	22.1% to 22.7%	1.3%
	2022	35,059	1,569	21.36 to 22.43	(9.4%) to (9.0%)	1.7%
	2021	43,595	1,776	23.57 to 24.64	23.2% to 23.7%	2.5%
	2020	39,678	2,000	19.13 to 19.91	(0.9%) to (0.4%)	3.5%
NYLI VP American Century Sustainable Equity—Service Class	2024	$66,882	2,609	$13.50 to $31.68	17.3% to 19.2%	0.8%
	2023	65,565	2,822	11.46 to 26.86	21.8% to 23.7%	1.0%
	2022	64,259	3,183	9.38 to 21.94	(9.6%) to (5.5%)	1.4%
	2021	82,966	3,644	16.28 to 24.16	22.9% to 23.7%	2.2%
	2020	81,906	4,443	13.21 to 19.56	(1.1%) to (0.5%)	3.2%
NYLI VP Balanced—Service Class	2024	$119,729	7,133	$11.05 to $26.24	5.6% to 7.3%	2.3%
	2023	119,621	7,273	10.42 to 24.71	5.3% to 7.0%	1.7%
	2022	119,142	7,227	9.87 to 23.35	(7.7%) to (0.9%)	0.8%
	2021	130,656	6,938	14.14 to 25.17	14.9% to 15.6%	1.2%
	2020	106,930	6,274	12.28 to 21.80	5.7% to 6.3%	1.8%
NYLI VP Bond—Initial Class	2024	$19,247	944	$13.89 to $22.07	(0.0%) to 0.4%	4.7%
	2023	21,146	1,043	13.90 to 21.97	3.6% to 4.1%	2.8%
	2022	23,834	1,221	13.41 to 21.11	(16.0%) to (15.7%)	1.9%
	2021	32,134	1,396	15.97 to 25.02	(3.2%) to (2.7%)	1.7%
	2020	35,395	1,497	16.49 to 25.73	6.0% to 6.4%	2.0%
NYLI VP Bond—Service Class	2024	$97,021	9,365	$9.41 to $13.30	(0.3%) to 1.3%	4.6%
	2023	97,671	9,386	9.40 to 13.27	3.4% to 5.0%	2.6%
	2022	99,293	9,822	9.06 to 12.78	(16.2%) to (4.7%)	1.6%
	2021	131,169	10,835	10.78 to 15.19	(3.4%) to (2.8%)	1.6%
	2020	139,819	11,073	11.12 to 15.66	5.7% to 6.4%	2.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Candriam Emerging Markets Equity—Initial Class	2024	$6,331	700	$8.56 to $9.07	10.6% to 11.1%	0.9%
	2023	6,524	801	7.74 to 8.17	5.3% to 5.8%	1.7%
	2022	7,119	924	7.35 to 7.72	(30.0%) to (29.7%)	0.9%
	2021	10,818	987	10.51 to 10.99	(3.8%) to (3.4%)	1.1%
	2020	12,171	1,073	10.92 to 11.37	23.4% to 24.0%	3.2%
NYLI VP Candriam Emerging Markets Equity—Service Class	2024	$22,726	2,575	$8.29 to $13.23	10.3% to 11.2%	0.6%
	2023	23,829	2,966	7.51 to 12.02	5.0% to 5.9%	1.4%
	2022	25,582	3,355	7.16 to 11.37	(30.2%) to (16.1%)	0.6%
	2021	36,619	3,365	10.25 to 16.19	(4.0%) to (3.4%)	0.8%
	2020	43,338	3,842	10.68 to 16.76	23.1% to 23.9%	2.9%
NYLI VP CBRE Global Infrastructure—Service Class	2024	$9,984	1,108	$6.96 to $10.63	5.7% to 7.3%	2.2%
	2023	8,937	1,084	6.58 to 9.91	2.0% to 3.5%	1.6%
	2022	8,648	1,121	6.46 to 9.57	(7.8%) to (4.3%)	1.3%
	2021	5,430	676	7.00 to 8.92	13.0% to 13.6%	0.0%
	2020	3,700	530	6.20 to 7.85	(14.5%) to (14.1%)	6.8%
NYLI VP Conservative Allocation—Service Class	2024	$156,173	10,350	$10.88 to $19.47	4.3% to 5.9%	1.3%
	2023	174,185	11,794	10.39 to 18.58	8.0% to 9.6%	2.7%
	2022	188,130	13,472	9.59 to 17.13	(13.9%) to (3.6%)	4.2%
	2021	243,298	14,677	12.69 to 19.80	4.9% to 5.6%	1.7%
	2020	242,878	15,145	12.07 to 18.79	8.0% to 8.7%	1.8%
NYLI VP Dimensional U.S. Equity—Initial Class	2024	$72,076	799	$35.28 to $104.70	21.6% to 22.1%	0.8%
	2023	68,825	933	28.94 to 85.73	22.3% to 22.9%	0.9%
	2022	63,477	1,064	23.61 to 69.78	(22.1%) to (21.8%)	0.6%
	2021	90,697	1,195	30.24 to 89.21	26.4% to 27.0%	0.9%
	2020	80,217	1,335	23.86 to 70.25	13.4% to 13.9%	1.6%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Dimensional U.S. Equity—Service Class	2024	$77,200	2,863	$13.67 to $55.69	21.3% to 23.2%	0.6%
	2023	69,532	2,800	11.22 to 45.72	22.0% to 23.9%	0.7%
	2022	60,476	2,714	9.17 to 37.30	(22.3%) to (7.8%)	0.4%
	2021	77,999	2,565	20.52 to 47.81	26.1% to 26.9%	0.7%
	2020	66,695	2,695	16.23 to 37.74	13.2% to 13.9%	1.3%
NYLI VP Epoch U.S. Equity Yield—Initial Class	2024	$82,831	2,220	$33.43 to $45.22	16.4% to 16.9%	2.7%
	2023	82,188	2,574	28.66 to 38.86	6.7% to 7.2%	2.6%
	2022	87,746	2,944	26.79 to 36.42	(4.3%) to (3.8%)	2.1%
	2021	102,041	3,294	27.92 to 38.05	20.6% to 21.2%	2.4%
	2020	93,361	3,652	23.08 to 31.54	(1.8%) to (1.4%)	2.7%
NYLI VP Epoch U.S. Equity Yield—Service Class	2024	$159,735	6,153	$12.51 to $40.22	16.1% to 17.9%	2.5%
	2023	153,097	6,462	10.73 to 34.50	6.4% to 8.1%	2.4%
	2022	162,035	6,742	10.05 to 32.27	(4.5%) to 1.1%	1.9%
	2021	175,225	6,561	14.93 to 33.65	20.3% to 21.1%	2.2%
	2020	159,904	7,058	12.38 to 27.83	(2.1%) to (1.4%)	2.5%
NYLI VP Equity Allocation—Service Class	2024	$129,040	6,514	$11.91 to $32.68	9.5% to 11.2%	0.0%
	2023	138,824	7,210	10.82 to 29.69	15.0% to 16.7%	5.1%
	2022	135,659	7,782	9.39 to 25.70	(19.4%) to (5.7%)	2.9%
	2021	183,939	8,338	16.24 to 31.71	17.7% to 18.4%	1.7%
	2020	181,048	9,593	13.77 to 26.81	12.6% to 13.4%	2.0%
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2024	$768	30	$24.81 to $26.29	26.6% to 27.1%	2.3%
	2023	801	39	19.60 to 20.68	(3.3%) to (2.8%)	2.0%
	2022	729	35	20.26 to 21.28	3.6% to 4.1%	2.1%
	2021	756	37	19.55 to 20.44	15.1% to 15.6%	2.0%
	2020	886	50	16.99 to 17.68	(2.2%) to (1.8%)	2.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Fidelity Institutional AM® Utilities—Service Class	2024	$272,863	13,130	$12.74 to $25.62	26.3% to 28.2%	2.2%
	2023	253,902	14,768	10.05 to 20.19	(3.5%) to (2.0%)	1.7%
	2022	289,998	15,654	10.39 to 20.82	3.4% to 4.4%	1.8%
	2021	308,945	16,859	13.62 to 20.04	14.8% to 15.6%	1.8%
	2020	300,990	18,820	11.83 to 17.37	(2.4%) to (1.8%)	2.3%
NYLI VP Floating Rate—Service Class	2024	$243,792	18,329	$11.53 to $16.06	5.8% to 7.5%	7.8%
	2023	217,899	17,025	10.84 to 15.11	9.5% to 11.2%	8.0%
	2022	180,643	15,154	9.88 to 13.73	(3.3%) to (0.7%)	4.6%
	2021	157,492	12,415	11.19 to 14.13	1.6% to 2.2%	2.9%
	2020	150,175	11,927	10.99 to 13.85	0.3% to 1.0%	3.6%
NYLI VP Growth Allocation—Service Class	2024	$244,168	12,314	$11.71 to $28.02	8.1% to 9.8%	0.5%
	2023	260,682	13,532	10.78 to 25.79	13.1% to 14.9%	3.7%
	2022	265,556	15,117	9.51 to 22.69	(16.2%) to (4.4%)	3.2%
	2021	356,952	16,717	15.04 to 26.94	13.6% to 14.3%	2.2%
	2020	368,873	19,447	13.21 to 23.60	10.6% to 11.3%	2.6%
NYLI VP Hedge Multi-Strategy—Service Class	2024	$39,763	4,113	$8.15 to $11.30	4.4% to 6.0%	0.0%
	2023	43,177	4,792	7.81 to 10.66	8.1% to 9.6%	4.4%
	2022	44,468	5,474	7.22 to 9.72	(10.3%) to (2.8%)	1.6%
	2021	57,488	6,454	8.05 to 10.09	(2.5%) to (2.0%)	0.0%
	2020	61,029	6,737	8.26 to 10.30	3.3% to 3.9%	1.8%
NYLI VP Income Builder—Initial Class	2024	$36,564	907	$19.11 to $45.21	9.6% to 10.1%	3.1%
	2023	38,284	1,042	17.40 to 41.06	8.0% to 8.5%	3.3%
	2022	41,398	1,217	16.06 to 37.84	(15.1%) to (14.7%)	2.7%
	2021	54,052	1,364	18.87 to 44.37	8.5% to 9.0%	2.9%
	2020	53,336	1,467	17.35 to 40.71	6.0% to 6.5%	2.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Income Builder—Service Class	2024	$136,949	9,191	$11.35 to $27.08	9.3% to 11.0%	2.9%
	2023	127,354	8,852	10.33 to 24.68	7.8% to 9.4%	3.1%
	2022	123,568	8,881	9.53 to 22.81	(15.3%) to (3.5%)	2.5%
	2021	147,239	8,610	11.19 to 26.82	8.2% to 8.9%	2.7%
	2020	131,534	7,957	12.53 to 24.69	5.7% to 6.4%	2.3%
NYLI VP Janus Henderson Balanced—Initial Class	2024	$127,160	4,797	$25.08 to $26.74	13.6% to 14.2%	1.8%
	2023	128,156	5,516	22.08 to 23.43	13.4% to 14.0%	1.4%
	2022	128,571	6,304	19.47 to 20.55	(17.9%) to (17.5%)	1.1%
	2021	172,803	6,985	23.72 to 24.92	15.2% to 15.8%	1.3%
	2020	164,644	7,700	20.59 to 21.52	12.2% to 12.8%	1.8%
NYLI VP Janus Henderson Balanced—Service Class	2024	$603,492	35,864	$12.24 to $25.90	13.3% to 15.1%	1.8%
	2023	447,274	28,130	10.76 to 22.74	13.1% to 14.9%	1.2%
	2022	353,280	23,652	9.48 to 20.00	(18.1%) to (4.7%)	0.9%
	2021	380,770	18,913	11.94 to 24.31	14.9% to 15.7%	1.1%
	2020	300,355	16,410	15.46 to 21.05	11.9% to 12.7%	1.7%
NYLI VP MacKay Convertible—Initial Class	2024	$49,418	867	$33.71 to $64.96	6.6% to 7.1%	3.5%
	2023	54,138	1,022	31.53 to 60.64	6.9% to 7.3%	2.2%
	2022	58,294	1,188	29.43 to 56.49	(14.3%) to (13.9%)	3.4%
	2021	79,068	1,403	34.25 to 65.60	7.2% to 7.7%	1.2%
	2020	80,316	1,534	31.85 to 60.89	33.6% to 34.2%	0.7%
NYLI VP MacKay Convertible—Service Class	2024	$310,754	16,199	$10.74 to $40.32	6.4% to 8.0%	3.3%
	2023	285,937	14,491	10.05 to 37.73	6.6% to 8.3%	1.9%
	2022	261,221	12,973	9.40 to 35.24	(14.5%) to (5.5%)	3.1%
	2021	327,903	13,191	18.65 to 41.02	7.0% to 7.7%	0.9%
	2020	287,096	11,814	17.39 to 38.17	33.2% to 34.1%	0.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP MacKay High Yield Corporate Bond—Initial Class	2024	$86,139	1,770	$32.30 to $54.05	5.1% to 5.6%	5.8%
	2023	94,587	2,050	30.64 to 51.17	9.8% to 10.3%	5.6%
	2022	105,327	2,538	27.83 to 46.38	(9.7%) to (9.3%)	5.2%
	2021	134,388	2,937	30.76 to 51.16	3.6% to 4.0%	4.7%
	2020	141,115	3,215	29.62 to 49.17	3.5% to 3.9%	5.7%
NYLI VP MacKay High Yield Corporate Bond—Service Class	2024	$685,778	44,454	$11.27 to $28.65	4.9% to 6.5%	5.8%
	2023	646,577	42,046	10.70 to 27.19	9.5% to 11.3%	5.6%
	2022	612,170	41,910	9.74 to 24.71	(10.0%) to (2.1%)	5.1%
	2021	749,789	45,249	12.88 to 27.32	3.3% to 4.0%	4.7%
	2020	713,678	43,047	12.44 to 26.33	3.2% to 3.9%	5.7%
NYLI VP MacKay Strategic Bond—Service Class	2024	$131,107	10,944	$11.09 to $13.21	5.0% to 6.6%	5.5%
	2023	135,590	11,798	10.52 to 12.53	8.0% to 9.6%	4.7%
	2022	137,334	12,829	9.73 to 11.55	(9.1%) to (2.2%)	3.3%
	2021	179,599	15,229	10.91 to 12.65	(0.1%) to 0.5%	2.2%
	2020	188,416	15,962	10.90 to 12.61	4.0% to 4.6%	2.4%
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	2024	$12,571	733	$11.78 to $18.67	(0.8%) to (0.4%)	1.9%
	2023	13,945	810	11.88 to 18.74	3.1% to 3.5%	2.4%
	2022	15,653	941	11.52 to 18.10	(12.9%) to (12.5%)	1.8%
	2021	20,289	1,069	13.23 to 20.69	(3.3%) to (2.9%)	1.5%
	2020	22,972	1,181	13.68 to 21.30	3.0% to 3.5%	1.4%
NYLI VP MacKay U.S. Infrastructure Bond—Service Class	2024	$49,108	5,076	$8.81 to $11.37	(1.1%) to 0.5%	1.7%
	2023	51,087	5,247	8.88 to 11.45	2.8% to 4.4%	2.2%
	2022	52,045	5,492	8.62 to 11.08	(13.1%) to (4.4%)	1.5%
	2021	67,743	6,236	9.90 to 12.70	(3.5%) to (2.9%)	1.3%
	2020	79,527	7,079	10.24 to 13.11	2.8% to 3.5%	1.4%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Moderate Allocation—Service Class	2024	$238,420	13,720	$11.31 to $23.25	6.5% to 8.1%	0.8%
	2023	260,193	15,522	10.57 to 21.73	10.7% to 12.3%	2.8%
	2022	262,929	16,837	9.53 to 19.54	(15.5%) to (4.2%)	3.4%
	2021	336,569	17,961	13.87 to 23.00	9.1% to 9.8%	0.9%
	2020	333,590	19,255	12.68 to 20.99	9.3% to 10.0%	2.2%
NYLI VP Natural Resources—Initial Class	2024	$93,070	7,716	$10.32 to $17.77	(1.1%) to 0.4%	2.5%
	2023	103,289	8,463	10.39 to 17.88	0.1% to 1.6%	2.1%
	2022	123,568	10,169	10.36 to 17.78	3.6% to 34.2%	1.1%
	2021	92,201	10,522	7.99 to 13.27	35.5% to 36.4%	1.2%
	2020	73,976	11,685	5.89 to 9.74	4.9% to 5.6%	2.6%
NYLI VP PIMCO Real Return—Service Class	2024	$84,675	8,198	$9.52 to $10.81	0.2% to 1.6%	3.5%
	2023	86,925	8,440	9.50 to 10.74	1.7% to 3.2%	8.3%
	2022	89,858	8,913	9.33 to 10.52	(13.2%) to (6.2%)	5.7%
	2021	108,751	9,416	10.77 to 12.08	3.3% to 3.9%	0.3%
	2020	116,509	10,560	10.43 to 11.64	9.6% to 10.2%	2.0%
NYLI VP PineStone International Equity—Initial Class	2024	$10,802	355	$20.07 to $34.18	2.6% to 3.0%	0.6%
	2023	12,443	426	19.52 to 33.17	2.4% to 2.8%	0.0%
	2022	14,098	500	19.02 to 32.26	(27.8%) to (27.5%)	0.3%
	2021	21,666	569	26.27 to 44.48	10.2% to 10.7%	0.1%
	2020	21,395	625	23.78 to 40.19	18.6% to 19.2%	0.7%
NYLI VP PineStone International Equity—Service Class	2024	$62,478	3,848	$9.64 to $24.36	2.3% to 3.9%	0.3%
	2023	65,938	4,001	9.37 to 23.70	2.1% to 3.7%	0.0%
	2022	67,969	4,060	9.16 to 23.11	(28.0%) to (7.9%)	0.0%
	2021	91,845	3,849	16.43 to 31.94	9.9% to 10.6%	0.0%
	2020	90,859	4,162	14.91 to 28.93	18.3% to 19.1%	0.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP S&P 500 Index—Initial Class	2024	$193,740	1,934	$41.61 to $117.60	22.5% to 23.1%	1.2%
	2023	179,049	2,206	33.87 to 95.55	23.8% to 24.4%	1.4%
	2022	163,253	2,524	27.28 to 76.81	(19.7%) to (19.3%)	1.4%
	2021	224,120	2,799	33.89 to 95.22	26.2% to 26.8%	1.2%
	2020	192,592	3,055	26.79 to 75.12	16.1% to 16.6%	1.4%
NYLI VP S&P 500 Index—Service Class	2024	$1,030,269	44,484	$14.08 to $60.56	22.2% to 24.1%	1.1%
	2023	667,452	30,408	11.47 to 49.32	23.5% to 25.5%	1.2%
	2022	482,717	23,640	9.26 to 39.75	(19.9%) to (6.9%)	1.2%
	2021	545,511	18,749	13.29 to 49.40	25.9% to 26.7%	1.0%
	2020	417,159	16,972	17.77 to 39.07	15.8% to 16.5%	1.3%
NYLI VP Schroders Mid Cap Opportunities—Initial Class	2024	$27,059	597	$45.16 to $49.64	8.0% to 8.4%	0.3%
	2023	30,359	726	41.73 to 45.98	11.6% to 12.1%	0.1%
	2022	31,556	845	37.29 to 41.20	(22.0%) to (21.6%)	0.0%
	2021	44,799	940	47.61 to 52.80	17.8% to 18.3%	0.6%
	2020	41,787	1,037	40.24 to 44.82	9.2% to 9.7%	1.0%
NYLI VP Schroders Mid Cap Opportunities—Service Class	2024	$132,465	5,979	$11.21 to $47.37	7.7% to 9.4%	0.1%
	2023	136,343	6,269	10.37 to 43.79	11.3% to 13.1%	0.0%
	2022	131,081	6,338	9.29 to 39.15	(22.2%) to (6.6%)	0.0%
	2021	175,493	6,327	15.80 to 50.08	17.5% to 18.3%	0.4%
	2020	168,683	7,048	13.41 to 42.42	9.0% to 9.7%	0.7%
NYLI VP Small Cap Growth—Initial Class	2024	$29,670	1,197	$23.53 to $25.10	8.4% to 8.9%	0.0%
	2023	31,971	1,404	21.71 to 23.04	13.4% to 14.0%	0.0%
	2022	32,923	1,646	19.15 to 20.22	(27.8%) to (27.5%)	0.0%
	2021	48,746	1,766	26.54 to 27.88	8.3% to 8.8%	0.0%
	2020	50,906	2,006	24.50 to 25.62	37.9% to 38.6%	0.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Small Cap Growth—Service Class	2024	$43,462	2,364	$11.29 to $25.78	8.1% to 9.8%	0.0%
	2023	38,662	2,142	10.40 to 23.73	13.1% to 14.9%	0.0%
	2022	31,637	1,833	9.17 to 20.87	(28.0%) to (7.8%)	0.0%
	2021	46,525	1,879	20.50 to 28.85	8.0% to 8.7%	0.0%
	2020	43,174	1,866	18.93 to 26.58	37.6% to 38.5%	0.0%
NYLI VP U.S. Government Money Market—Initial Class	2024	$181,043	52,883	$0.90 to $11.06	3.1% to 4.7%	4.9%
	2023	190,678	58,351	0.87 to 10.56	2.9% to 4.5%	4.7%
	2022	217,454	82,950	0.85 to 10.11	(0.6%) to 1.1%	1.4%
	2021	138,101	61,269	0.85 to 9.71	(1.8%) to (1.2%)	0.0%
	2020	187,903	87,254	0.87 to 9.82	(1.6%) to (1.0%)	0.1%
NYLI VP Wellington Growth—Initial Class	2024	$81,344	1,256	$23.13 to $70.38	23.8% to 24.4%	0.0%
	2023	75,261	1,445	18.64 to 56.59	36.1% to 36.7%	0.0%
	2022	61,761	1,628	13.66 to 41.40	(34.4%) to (34.1%)	0.0%
	2021	104,427	1,819	20.77 to 62.82	17.6% to 18.1%	0.3%
	2020	98,253	2,024	17.63 to 53.20	29.9% to 30.5%	0.6%
NYLI VP Wellington Growth—Service Class	2024	$19,705	475	$14.32 to $46.37	23.5% to 24.6%	0.0%
	2023	19,161	563	11.54 to 37.36	35.7% to 36.9%	0.0%
	2022	16,495	652	8.48 to 27.39	(34.6%) to (15.2%)	0.0%
	2021	26,860	694	22.46 to 41.64	17.3% to 18.0%	0.1%
	2020	26,999	821	19.11 to 35.33	29.6% to 30.4%	0.3%
NYLI VP Wellington Small Cap—Initial Class	2024	$14,698	1,159	$12.38 to $12.70	12.3% to 12.8%	1.0%
	2023	15,406	1,371	11.03 to 11.26	11.8% to 12.3%	0.8%
	2022	15,671	1,565	9.86 to 10.03	(22.3%) to (21.9%)	1.1%
	2021	22,586	1,761	12.69 to 12.84	15.9% to 16.4%	0.4%
	2020	21,106	1,914	10.95 to 11.03	8.2% to 8.7%	0.1%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Wellington Small Cap—Service Class	2024	$70,009	4,660	$11.44 to $16.07	12.0% to 13.8%	0.8%
	2023	70,897	5,171	10.16 to 14.25	11.5% to 13.3%	0.6%
	2022	66,745	5,366	9.09 to 12.69	(22.5%) to (8.6%)	0.8%
	2021	93,299	5,815	14.92 to 16.27	15.6% to 16.3%	0.2%
	2020	90,266	6,530	12.91 to 13.99	7.9% to 8.6%	0.0%
NYLI VP Winslow Large Cap Growth—Initial Class	2024	$53,006	710	$39.61 to $86.45	27.2% to 27.8%	0.0%
	2023	47,003	800	31.06 to 67.65	40.4% to 41.1%	0.0%
	2022	38,112	912	22.06 to 47.95	(32.4%) to (32.1%)	0.0%
	2021	63,517	1,040	32.56 to 70.64	22.2% to 22.8%	0.0%
	2020	57,759	1,172	26.57 to 57.53	34.6% to 35.3%	0.0%
NYLI VP Winslow Large Cap Growth—Service Class	2024	$363,003	10,978	$15.82 to $73.76	26.9% to 28.9%	0.0%
	2023	285,878	9,685	12.41 to 57.84	40.1% to 42.3%	0.0%
	2022	216,396	9,317	8.84 to 41.12	(32.6%) to (11.1%)	0.0%
	2021	300,507	8,003	27.70 to 60.81	21.9% to 22.7%	0.0%
	2020	251,602	7,805	22.66 to 49.73	34.3% to 35.2%	0.0%
AB VPS Relative Value Portfolio—Class B	2024	$22,619	1,815	$12.14 to $12.62	10.8% to 12.4%	1.2%
	2023	10,913	980	10.96 to 11.23	9.8% to 11.4%	1.4%
	2022	3,204	319	9.99 to 10.07	(0.1%) to 0.7%	0.7%
American Funds IS Asset Allocation Fund—Class 4	2024	$204,204	14,124	$12.34 to $15.75	14.1% to 15.8%	2.1%
	2023	148,131	11,424	10.78 to 13.73	12.1% to 13.7%	2.1%
	2022	117,207	10,045	9.60 to 12.18	(15.2%) to (3.5%)	1.8%
	2021	113,697	8,170	11.76 to 14.28	12.9% to 13.5%	1.6%
	2020	63,845	5,095	12.40 to 12.59	10.2% to 10.8%	1.6%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
American Funds IS The Bond Fund of America®—Class 4	2024	$15,004	1,505	$9.71 to $10.10	(0.8%) to 0.7%	4.9%
	2023	6,920	697	9.79 to 10.03	2.9% to 4.4%	4.6%
	2022	2,384	249	9.52 to 9.61	(4.8%) to (3.9%)	3.8%
American Funds IS Capital World Bond Fund®—Class 4	2024	$462	46	$10.06 to $10.14	0.6% to 1.4%	4.0%
American Funds IS Global Small Capitalization Fund—Class 4	2024	$17,530	1,271	$10.38 to $15.77	0.3% to 1.8%	0.8%
	2023	15,848	1,106	10.31 to 15.63	13.8% to 15.4%	0.0%
	2022	13,061	1,015	9.05 to 13.66	(30.9%) to (9.1%)	0.0%
	2021	15,330	810	17.05 to 19.66	4.6% to 5.2%	0.0%
	2020	12,259	685	16.30 to 18.70	27.1% to 27.8%	0.1%
American Funds IS Growth Fund—Class 4	2024	$475,366	27,596	$15.02 to $28.52	29.0% to 30.9%	0.2%
	2023	183,668	12,193	11.60 to 21.99	35.8% to 37.7%	0.2%
	2022	77,013	5,801	8.52 to 16.11	(31.3%) to (14.2%)	0.1%
	2021	67,588	2,913	22.80 to 23.33	19.6% to 20.2%	0.1%
	2020	41,794	2,164	19.07 to 19.40	49.1% to 49.9%	0.2%
American Funds IS New World Fund®—Class 4	2024	$51,781	3,564	$11.26 to $16.67	4.5% to 6.0%	1.2%
	2023	50,463	3,495	10.74 to 15.89	13.7% to 15.3%	1.2%
	2022	46,388	3,591	9.43 to 13.92	(23.6%) to (5.2%)	1.1%
	2021	56,763	3,339	15.10 to 18.15	2.8% to 3.4%	0.7%
	2020	56,063	3,424	14.69 to 17.59	21.2% to 21.8%	0.0%
American Funds IS U.S. Government Securities Fund®—Class 4	2024	$773	75	$10.26 to $10.36	2.6% to 3.6%	4.9%
American Funds IS Washington Mutual Investors FundSM—Class 4	2024	$207,353	13,287	$13.26 to $18.86	16.8% to 18.5%	1.6%
	2023	134,228	9,455	11.31 to 16.06	14.9% to 16.6%	1.8%
	2022	93,039	7,088	9.81 to 13.90	(10.3%) to (1.2%)	1.9%
	2021	83,832	5,471	15.05 to 15.40	25.3% to 26.0%	1.3%
	2020	62,731	5,154	12.01 to 12.22	6.6% to 7.2%	1.7%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
BlackRock® Global Allocation V.I. Fund—Class III	2024	$131,203	9,740	$10.90 to $17.15	7.0% to 8.6%	1.5%
	2023	119,441	9,180	10.14 to 15.96	10.5% to 12.2%	2.6%
	2022	106,592	8,776	9.13 to 14.38	(17.5%) to (5.0%)	0.0%
	2021	121,690	8,002	11.02 to 17.37	4.6% to 5.1%	0.8%
	2020	108,093	7,208	13.36 to 16.54	18.6% to 19.3%	1.2%
BlackRock® High Yield V.I. Fund—Class III	2024	$120,400	9,066	$11.43 to $14.18	6.0% to 7.5%	6.6%
	2023	96,305	7,547	10.74 to 13.31	11.0% to 12.6%	6.3%
	2022	79,685	6,853	9.67 to 11.93	(12.1%) to (2.8%)	5.1%
	2021	89,683	6,766	12.67 to 13.50	3.4% to 4.0%	4.2%
	2020	65,936	5,187	12.25 to 12.98	5.2% to 5.8%	5.0%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2024	$21,621	352	$58.85 to $89.01	23.4% to 24.0%	0.0%
	2023	20,725	419	47.56 to 72.12	56.5% to 57.2%	0.0%
	2022	13,458	428	30.31 to 46.08	(47.4%) to (47.1%)	0.0%
	2021	28,033	471	57.45 to 87.55	10.9% to 11.4%	0.0%
	2020	28,831	540	51.69 to 78.98	66.8% to 67.6%	0.2%
BNY Mellon IP Technology Growth Portfolio—Service Shares	2024	$222,893	7,186	$14.67 to $77.10	23.1% to 25.0%	0.0%
	2023	176,934	6,141	11.87 to 62.36	56.1% to 58.5%	0.0%
	2022	111,218	5,385	7.58 to 39.77	(47.5%) to (23.8%)	0.0%
	2021	183,132	4,158	31.88 to 75.41	10.6% to 11.3%	0.0%
	2020	162,920	3,872	28.76 to 67.89	66.5% to 67.6%	0.1%
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2024	$4,432	319	$13.58 to $14.11	22.4% to 24.2%	0.3%
	2023	1,586	141	11.11 to 11.35	21.5% to 23.1%	0.3%
	2022	540	59	9.15 to 9.23	(8.5%) to (7.7%)	0.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
ClearBridge Variable Appreciation Portfolio—Class II	2024	$26,805	1,305	$13.74 to $23.32	20.2% to 22.0%	0.5%
	2023	22,229	1,244	11.39 to 19.29	17.3% to 19.0%	0.8%
	2022	17,879	1,150	9.69 to 16.35	(14.2%) to (2.6%)	0.8%
	2021	19,903	1,056	18.46 to 18.94	21.2% to 21.9%	0.4%
	2020	15,527	1,004	15.23 to 15.54	12.5% to 13.1%	0.9%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2024	$951	83	$8.65 to $13.46	5.2% to 6.0%	3.3%
	2023	1,138	105	8.19 to 12.72	(8.7%) to (8.1%)	22.0%
	2022	1,336	109	10.86 to 13.86	16.6% to 17.3%	24.6%
	2021	1,547	149	9.31 to 11.82	29.7% to 30.4%	0.0%
	2020	1,402	176	7.18 to 9.06	(3.3%) to (2.7%)	22.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2024	$34,684	3,145	$10.57 to $11.32	4.3% to 5.8%	4.9%
	2023	34,686	3,299	10.14 to 10.69	8.1% to 9.6%	5.2%
	2022	34,289	3,543	9.38 to 10.17	(17.6%) to (2.5%)	4.1%
	2021	42,781	3,659	11.38 to 12.29	(4.1%) to (3.6%)	3.7%
	2020	41,466	3,416	11.87 to 12.77	5.3% to 5.9%	3.3%
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	2024	$1,868	189	$9.67 to $10.02	0.1% to 1.4%	4.9%
	2023	1,298	132	9.66 to 9.87	4.4% to 5.8%	1.4%
	2022	269	29	9.25 to 9.34	(7.5%) to (6.6%)	2.2%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2024	$47,219	2,161	$12.54 to $39.55	6.7% to 8.3%	0.5%
	2023	44,477	1,949	11.70 to 36.89	19.4% to 21.3%	0.4%
	2022	38,491	1,842	9.77 to 30.73	(10.6%) to (1.8%)	0.5%
	2021	46,652	1,843	17.36 to 34.22	26.4% to 27.3%	0.5%
	2020	34,467	1,671	13.69 to 26.92	6.6% to 7.3%	0.3%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
DWS Alternative Asset Allocation VIP—Class B	2024	$61,459	5,175	$10.10 to $12.31	3.5% to 5.0%	3.3%
	2023	63,500	5,503	9.72 to 11.83	3.8% to 5.4%	6.4%
	2022	63,981	5,738	9.35 to 11.33	(9.3%) to (6.0%)	7.0%
	2021	73,790	5,981	12.04 to 12.43	10.4% to 11.0%	1.7%
	2020	72,333	6,503	10.91 to 11.19	3.5% to 4.1%	2.3%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2024	$76,671	8,792	$8.37 to $10.15	(0.8%) to 0.7%	3.0%
	2023	51,075	5,922	8.44 to 10.08	3.3% to 4.8%	2.3%
	2022	45,746	5,533	8.16 to 9.61	(14.9%) to (3.9%)	1.4%
	2021	55,134	5,720	9.59 to 9.66	(3.9%) to (3.4%)	0.8%
	2020	54,497	5,455	9.99 to 9.99	(0.1%) to (0.1%)	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2024	$142,415	1,195	$64.54 to $133.27	31.3% to 31.9%	0.2%
	2023	124,479	1,383	49.02 to 101.02	31.0% to 31.6%	0.5%
	2022	108,370	1,587	37.32 to 76.76	(27.7%) to (27.3%)	0.5%
	2021	165,185	1,767	51.46 to 105.64	25.5% to 26.1%	0.1%
	2020	143,799	1,946	40.91 to 83.80	28.2% to 28.8%	0.2%
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2024	$467,862	14,420	$15.59 to $80.17	31.0% to 33.0%	0.0%
	2023	383,129	13,656	11.85 to 60.96	30.7% to 32.7%	0.3%
	2022	322,650	13,461	9.05 to 46.46	(27.8%) to (9.1%)	0.3%
	2021	447,433	12,495	23.16 to 64.12	25.2% to 26.0%	0.0%
	2020	393,608	13,307	18.46 to 51.02	27.8% to 28.7%	0.1%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2024	$18,561	1,566	$11.07 to $12.12	7.8% to 9.4%	1.3%
	2023	15,529	1,414	10.24 to 11.18	7.6% to 9.2%	2.1%
	2022	12,754	1,246	9.50 to 10.33	(21.8%) to (4.5%)	1.7%
	2021	13,658	1,045	12.87 to 13.13	(4.1%) to (3.6%)	2.2%
	2020	8,702	641	13.42 to 13.62	28.6% to 29.3%	0.7%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2024	$41,064	761	$35.33 to $59.17	13.2% to 13.7%	1.7%
	2023	41,546	878	31.20 to 52.02	8.6% to 9.1%	1.8%
	2022	44,298	1,025	28.72 to 47.68	(6.7%) to (6.3%)	1.8%
	2021	51,833	1,124	30.78 to 50.87	22.6% to 23.2%	1.9%
	2020	46,858	1,251	25.11 to 41.31	0.3% to 5.2%	1.8%
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2024	$182,808	8,593	$12.26 to $40.26	12.9% to 14.7%	1.6%
	2023	159,509	7,866	10.80 to 35.48	8.4% to 10.0%	1.8%
	2022	146,349	7,170	9.95 to 32.60	(7.0%) to (0.0%)	1.8%
	2021	150,101	6,247	17.10 to 34.89	22.3% to 23.1%	1.7%
	2020	123,481	6,164	13.95 to 28.39	4.5% to 5.2%	1.7%
Fidelity® VIP Extended Market Index Portfolio—Service Class 2	2024	$999	90	$11.11 to $11.19	11.1% to 11.9%	1.8%
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	2024	$1,004,326	74,941	$13.40 to $13.94	7.5% to 8.3%	2.1%
	2023	934,862	74,991	12.47 to 12.88	12.0% to 12.8%	2.4%
	2022	798,095	71,721	11.13 to 11.42	(16.7%) to (16.1%)	1.9%
	2021	760,454	56,956	13.35 to 13.60	10.2% to 11.0%	1.2%
	2020	497,417	41,067	12.11 to 12.11	13.0% to 13.0%	1.1%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2024	$55,779	4,330	$11.57 to $13.96	7.7% to 9.2%	2.3%
	2023	41,957	3,455	10.69 to 12.89	12.2% to 13.8%	2.6%
	2022	28,198	2,586	9.47 to 11.43	(16.5%) to (4.8%)	2.0%
	2021	25,837	1,957	11.56 to 13.61	10.4% to 11.0%	1.4%
	2020	9,963	815	12.15 to 12.26	13.1% to 13.8%	1.2%
Fidelity® VIP Government Money Market Portfolio—Investor Class	2024	$375	37	$10.19 to $10.19	3.1% to 3.1%	0.7%
	2023	—	—	—	—	—
	2022	—	—	—	—	—
	2021	—	—	—	—	—
	2020	—	—	—	—	—

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2024	$345,682	10,260	$16.12 to $51.23	36.1% to 38.1%	0.0%
	2023	240,799	8,557	11.80 to 37.48	42.8% to 44.9%	0.0%
	2022	152,398	6,935	8.25 to 26.14	(39.4%) to (17.0%)	0.0%
	2021	223,339	5,661	35.85 to 42.96	9.7% to 10.3%	0.0%
	2020	171,507	4,750	32.62 to 38.99	65.3% to 66.2%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2024	$67,876	4,881	$11.08 to $14.76	3.0% to 4.5%	0.0%
	2023	64,087	4,686	10.71 to 14.25	2.2% to 3.7%	0.0%
	2022	53,374	3,922	10.47 to 13.86	(14.1%) to 5.2%	0.0%
	2021	58,062	3,630	15.82 to 16.06	9.5% to 10.1%	0.0%
	2020	30,925	2,126	14.45 to 14.58	19.2% to 19.8%	0.6%
Fidelity® VIP International Index Portfolio—Service Class 2	2024	$39,409	3,438	$10.96 to $12.14	3.0% to 4.5%	3.0%
	2023	24,975	2,249	10.59 to 11.72	13.9% to 15.5%	3.1%
	2022	12,040	1,233	9.26 to 10.24	(17.7%) to (4.3%)	2.5%
	2021	8,435	706	11.20 to 12.37	5.6% to 6.2%	3.3%
	2020	2,789	240	11.54 to 11.65	8.4% to 9.0%	1.9%
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2024	$12,122	1,193	$9.88 to $10.27	(0.3%) to 1.2%	4.3%
	2023	5,275	524	9.91 to 10.15	4.2% to 5.7%	3.3%
	2022	1,278	134	9.52 to 9.60	(4.8%) to (4.0%)	4.4%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2024	$137,099	5,184	$12.67 to $60.33	15.0% to 16.8%	0.3%
	2023	124,193	4,875	10.97 to 52.24	12.7% to 14.5%	0.4%
	2022	115,157	4,511	9.71 to 46.17	(16.5%) to (2.4%)	0.3%
	2021	146,175	4,474	17.66 to 55.09	23.0% to 23.8%	0.4%
	2020	127,589	4,529	14.32 to 44.60	15.7% to 16.5%	0.4%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Franklin Templeton Aggressive Model Portfolio—Class II	2024	$222,933	14,797	$12.72 to $17.01	16.0% to 17.7%	1.5%
	2023	136,861	10,322	10.93 to 14.59	16.0% to 17.7%	1.1%
	2022	84,897	7,318	9.41 to 12.51	(18.3%) to (5.4%)	2.9%
	2021	52,648	3,575	12.33 to 15.21	17.4% to 18.1%	2.1%
	2020	16,536	1,284	12.84 to 12.88	28.4% to 28.8%	1.8%
Franklin Templeton Conservative Model Portfolio—Class II	2024	$81,911	7,699	$10.07 to $10.92	4.3% to 5.8%	3.7%
	2023	66,298	6,469	9.61 to 10.39	6.4% to 8.0%	3.4%
	2022	53,493	5,561	8.99 to 9.70	(14.7%) to (4.5%)	2.6%
	2021	46,070	4,096	10.49 to 11.31	2.9% to 3.5%	2.4%
	2020	21,417	1,961	10.90 to 10.94	9.0% to 9.4%	2.5%
Franklin Templeton Moderate Model Portfolio—Class II	2024	$617,039	47,772	$11.61 to $13.56	10.0% to 11.6%	2.8%
	2023	475,410	40,262	10.52 to 12.26	11.2% to 12.8%	1.9%
	2022	328,984	30,683	9.44 to 10.97	(16.5%) to (5.1%)	3.0%
	2021	264,265	20,409	11.40 to 13.05	10.4% to 11.0%	2.4%
	2020	75,114	6,389	11.72 to 11.76	17.2% to 17.6%	1.8%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2024	$556,496	40,182	$12.10 to $14.92	12.3% to 13.9%	2.4%
	2023	381,824	30,589	10.74 to 13.21	13.5% to 15.2%	1.5%
	2022	249,079	22,343	9.44 to 11.57	(17.5%) to (5.1%)	2.7%
	2021	198,181	14,415	11.72 to 13.95	12.6% to 13.2%	2.4%
	2020	52,106	4,231	12.28 to 12.32	22.8% to 23.2%	1.8%
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2024	$179,941	14,880	$11.07 to $12.43	7.4% to 9.0%	3.1%
	2023	161,819	14,386	10.26 to 11.51	8.4% to 10.0%	2.6%
	2022	129,398	12,440	9.42 to 10.56	(14.8%) to (4.2%)	2.7%
	2021	110,091	8,976	11.01 to 12.32	7.1% to 7.7%	2.3%
	2020	41,342	3,615	11.41 to 11.45	14.1% to 14.5%	2.1%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Invesco V.I. EQV International Equity Fund—Series II Shares	2024	$27,840	2,227	$11.21 to $13.84	(1.4%) to 0.0%	1.5%
	2023	30,548	2,368	11.33 to 13.98	15.8% to 17.5%	0.0%
	2022	28,359	2,532	9.77 to 12.02	(19.9%) to (1.8%)	1.5%
	2021	35,598	2,555	12.91 to 14.95	3.8% to 4.3%	1.1%
	2020	35,610	2,670	12.42 to 14.35	11.8% to 12.4%	2.1%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2024	$23,616	1,394	$12.32 to $19.88	10.4% to 12.1%	0.0%
	2023	16,952	1,075	11.12 to 17.90	15.8% to 17.5%	1.0%
	2022	9,916	700	9.59 to 15.37	(17.5%) to (3.6%)	0.3%
	2021	6,650	360	18.36 to 18.53	20.1% to 20.8%	0.2%
	2020	463	30	15.30 to 15.34	53.0% to 53.4%	0.4%
Janus Henderson Enterprise Portfolio—Service Shares	2024	$72,233	4,219	$12.74 to $19.92	13.3% to 15.0%	0.6%
	2023	50,525	3,170	11.20 to 17.48	15.7% to 17.4%	0.1%
	2022	35,643	2,475	9.66 to 15.02	(17.6%) to (2.8%)	0.1%
	2021	40,322	2,236	17.72 to 18.13	14.5% to 15.2%	0.2%
	2020	29,462	1,881	15.48 to 15.74	17.1% to 17.8%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2024	$49,785	990	$20.32 to $54.13	21.3% to 21.9%	0.7%
	2023	46,439	1,134	16.71 to 44.42	24.5% to 25.0%	0.9%
	2022	41,647	1,274	13.39 to 35.53	(20.9%) to (20.5%)	1.0%
	2021	57,935	1,414	16.88 to 44.71	15.9% to 16.4%	0.5%
	2020	54,912	1,565	14.53 to 38.40	17.9% to 18.4%	0.7%
Janus Henderson Global Research Portfolio—Service Shares	2024	$54,652	2,314	$14.25 to $40.29	21.0% to 22.9%	0.6%
	2023	42,284	1,926	11.72 to 33.15	24.2% to 26.1%	0.8%
	2022	33,395	1,716	9.42 to 26.58	(21.1%) to (5.3%)	0.9%
	2021	40,911	1,545	17.75 to 33.53	15.6% to 16.4%	0.4%
	2020	38,065	1,620	15.31 to 28.87	17.6% to 18.3%	0.6%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Macquarie VIP Small Cap Value Series—Service Class	2024	$17,040	1,270	$11.30 to $14.11	9.1% to 10.7%	1.0%
	2023	16,582	1,341	10.32 to 12.86	7.2% to 8.8%	0.6%
	2022	13,816	1,187	9.61 to 11.93	(13.9%) to (3.3%)	0.5%
	2021	16,389	1,197	13.47 to 13.78	31.7% to 32.4%	0.5%
	2020	7,183	693	10.23 to 10.41	(3.9%) to (3.3%)	0.9%
MFS® International Intrinsic Value Portfolio—Service Class	2024	$49,541	3,503	$11.47 to $15.03	5.1% to 6.6%	1.2%
	2023	44,870	3,285	10.88 to 14.22	15.3% to 17.0%	0.5%
	2022	37,842	3,153	9.42 to 12.27	(25.1%) to (5.3%)	0.5%
	2021	45,940	2,838	15.87 to 16.28	8.4% to 9.0%	0.1%
	2020	34,902	2,346	14.64 to 14.94	18.1% to 18.8%	0.8%
MFS® Investors Trust Series—Initial Class	2024	$7,032	163	$36.46 to $57.99	17.3% to 17.9%	0.7%
	2023	7,151	195	31.00 to 49.42	16.8% to 17.3%	0.7%
	2022	7,503	242	26.48 to 42.31	(18.0%) to (17.6%)	0.7%
	2021	9,976	265	32.21 to 51.61	24.5% to 25.1%	0.6%
	2020	9,089	302	25.81 to 41.46	11.8% to 12.3%	0.6%
MFS® Investors Trust Series—Service Class	2024	$59,262	2,584	$12.99 to $52.79	17.0% to 18.9%	0.5%
	2023	58,816	2,703	11.05 to 44.91	16.5% to 18.3%	0.5%
	2022	55,323	2,813	9.47 to 38.39	(18.2%) to (4.9%)	0.4%
	2021	72,584	2,943	20.79 to 46.75	24.2% to 25.0%	0.4%
	2020	69,351	3,492	16.70 to 37.50	11.5% to 12.2%	0.4%
MFS® Mid Cap Value Portfolio—Service Class	2024	$32,400	2,021	$12.11 to $19.72	11.5% to 13.2%	1.1%
	2023	28,159	1,846	10.82 to 17.58	10.4% to 12.1%	1.5%
	2022	22,021	1,491	9.78 to 15.83	(10.6%) to (1.6%)	0.8%
	2021	22,933	1,310	13.47 to 17.61	28.3% to 29.0%	0.8%
	2020	11,861	872	10.48 to 13.64	4.8% to 36.4%	0.1%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MFS® Research International Portfolio—Service Class	2024	$3,531	320	$10.85 to $11.20	1.2% to 2.5%	1.5%
	2023	1,671	155	10.69 to 10.92	11.0% to 12.4%	0.8%
	2022	581	60	9.62 to 9.71	(3.8%) to (2.9%)	2.0%
MFS® Research Series—Initial Class	2024	$8,371	172	$33.21 to $55.38	17.0% to 17.2%	0.6%
	2023	8,090	194	28.39 to 47.27	20.5% to 20.7%	0.5%
	2022	7,772	224	23.56 to 39.18	(18.5%) to (18.4%)	0.5%
	2021	10,573	249	28.92 to 48.01	22.8% to 23.1%	0.5%
	2020	10,008	290	23.54 to 39.03	14.7% to 15.0%	0.7%
MFS® Research Series—Service Class	2024	$45,686	1,748	$13.35 to $60.41	16.4% to 18.2%	0.4%
	2023	43,835	1,851	11.42 to 51.67	19.9% to 21.8%	0.2%
	2022	40,028	1,919	9.50 to 42.91	(18.9%) to (4.5%)	0.2%
	2021	53,717	2,035	21.42 to 52.70	22.2% to 23.0%	0.3%
	2020	49,996	2,305	17.48 to 42.92	14.2% to 14.9%	0.6%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2024	$—	—	$—	—	—
	2023	21,448	2,091	8.98 to 11.90	12.2% to 13.9%	2.0%
	2022	17,982	1,910	7.99 to 10.56	(28.5%) to (19.7%)	1.0%
	2021	24,273	1,804	12.16 to 14.70	37.0% to 37.8%	1.8%
	2020	17,675	1,784	8.85 to 10.69	(18.5%) to (18.1%)	2.6%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2024	$1,168	23	$49.30 to $70.62	21.7% to 22.3%	0.0%
	2023	1,381	32	40.40 to 57.78	16.0% to 16.5%	0.0%
	2022	1,271	35	34.74 to 49.62	(30.0%) to (29.7%)	0.0%
	2021	1,936	37	49.48 to 70.64	10.9% to 11.4%	0.0%
	2020	1,878	40	44.41 to 63.43	37.4% to 38.0%	0.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2024	$91,998	3,749	$12.63 to $62.17	21.5% to 23.4%	0.0%
	2023	79,297	3,604	10.35 to 50.98	15.8% to 17.6%	0.0%
	2022	64,245	2,994	8.91 to 43.84	(30.1%) to (10.4%)	0.0%
	2021	94,866	2,858	21.45 to 62.50	10.7% to 11.4%	0.0%
	2020	88,209	2,807	19.33 to 56.25	37.2% to 38.0%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2024	$53,604	4,767	$10.88 to $11.35	3.5% to 5.0%	5.6%
	2023	30,161	2,789	10.48 to 10.91	6.3% to 7.8%	5.1%
	2022	17,291	1,705	9.85 to 10.21	(9.5%) to (1.0%)	3.6%
	2021	15,562	1,391	11.11 to 11.21	0.1% to 0.7%	2.7%
	2020	4,291	386	11.10 to 11.14	11.0% to 11.4%	2.8%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2024	$64,368	5,832	$10.56 to $11.81	3.5% to 5.0%	3.5%
	2023	66,405	6,227	10.16 to 11.36	7.0% to 8.6%	2.5%
	2022	67,670	6,783	9.48 to 10.57	(11.8%) to (4.7%)	1.4%
	2021	90,124	7,971	10.94 to 11.94	(3.8%) to (3.2%)	1.5%
	2020	90,868	7,742	11.35 to 12.35	3.6% to 4.2%	5.7%
PIMCO VIT Low Duration Portfolio—Advisor Class	2024	$45,256	4,460	$9.57 to $10.67	2.6% to 4.1%	3.9%
	2023	41,241	4,238	9.33 to 10.25	3.1% to 4.6%	3.5%
	2022	36,285	3,875	9.06 to 9.81	(7.5%) to (1.9%)	1.6%
	2021	31,859	3,186	9.79 to 10.10	(2.7%) to (2.2%)	0.4%
	2020	31,796	3,106	10.06 to 10.32	1.1% to 1.7%	1.0%
PIMCO VIT Short-Term Portfolio—Advisor Class	2024	$2,170	210	$10.25 to $10.34	2.5% to 3.4%	2.9%
PIMCO VIT Total Return Portfolio—Advisor Class	2024	$143,179	14,207	$9.75 to $10.28	0.6% to 2.1%	3.9%
	2023	136,907	13,768	9.67 to 10.11	4.0% to 5.5%	3.5%
	2022	132,110	13,890	9.29 to 9.68	(15.9%) to (4.6%)	2.5%
	2021	170,446	15,140	11.02 to 11.46	(3.1%) to (2.5%)	1.7%
	2020	178,964	15,477	11.35 to 11.78	6.7% to 7.2%	2.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Principal VC Real Estate Securities Account—Class 2	2024	$22,544	1,961	$11.45 to $11.56	14.5% to 15.6%	0.1%
Putnam VT International Value Fund—Class IB	2024	$452	45	$10.08 to $10.17	0.8% to 1.7%	0.0%
Voya Growth and Income Portfolio—Class S	2024	$2,194	191	$11.40 to $11.50	14.0% to 15.0%	1.0%
Western Asset Core Plus VIT Portfolio—Class II	2024	$3,038	308	$9.63 to $9.98	(2.5%) to (1.2%)	10.8%
	2023	1,529	153	9.88 to 10.09	4.7% to 6.1%	3.5%
	2022	1,227	129	9.44 to 9.52	(5.6%) to (4.8%)	2.9%

Not all Investment Divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value are 0.30% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

1 Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2 These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NOTE 7—Subsequent Events:

At April 8, 2025, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the books or accounts for this statement that would have a material effect on the financial condition of the Account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

NYLI VP American Century Sustainable Equity—Initial Class (1)	NYLI VP Schroders Mid Cap Opportunities—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)

NYLI VP American Century Sustainable Equity—Service Class (1)	NYLI VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Investor Class (1)

NYLI VP Balanced—Service Class (1)	NYLI VP Small Cap Growth—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)

NYLI VP Bond—Initial Class (1)	NYLI VP U.S. Government Money Market —Initial Class (1)	Fidelity® VIP Health Care Portfolio— Service Class 2 (1)

NYLI VP Bond—Service Class (1)	NYLI VP Wellington Growth—Initial Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)

NYLI VP Candriam Emerging Markets Equity—Initial Class (1)	NYLI VP Wellington Growth—Service Class (1)	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2 (1)

NYLI VP Candriam Emerging Markets Equity—Service Class (1)	NYLI VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)

NYLI VP CBRE Global Infrastructure—Service Class (1)	NYLI VP Wellington Small Cap—Service Class (1)	Franklin Templeton Aggressive Model Portfolio—Class II (1)

NYLI VP Conservative Allocation— Service Class (1)	NYLI VP Winslow Large Cap Growth—Initial Class (1)	Franklin Templeton Conservative Model Portfolio—Class II (1)

NYLI VP Dimensional U.S. Equity— Initial Class (1)	NYLI VP Winslow Large Cap Growth—Service Class (1)	Franklin Templeton Moderate Model Portfolio—Class II (1)

NYLI VP Dimensional U.S. Equity— Service Class (1)	AB VPS Relative Value Portfolio— Class B (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class II (1)

NYLI VP Epoch U.S. Equity Yield— Initial Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Franklin Templeton Moderately Conservative Model Portfolio—Class II (1)

NYLI VP Epoch U.S. Equity Yield— Service Class (1)	American Funds IS The Bond Fund of America®—Class 4 (1)	Invesco V.I. EQV International Equity Fund—Series II Shares (1)

NYLI VP Equity Allocation—Service Class (1)	American Funds IS Capital World Bond Fund®—Class 4 (2)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (1)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Janus Henderson Enterprise Portfolio— Service Shares (1)

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Growth Fund— Class 4 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

NYLI VP Floating Rate—Service Class (1)	American Funds IS New World Fund®— Class 4 (1)	Janus Henderson Global Research Portfolio—Service Shares (1)

NYLI VP Growth Allocation—Service Class (1)	American Funds IS U.S. Government Securities Fund®—Class 4 (2)	Macquarie VIP Small Cap Value Series— Service Class (1)

NYLI VP Hedge Multi-Strategy—Service Class (1)	American Funds IS Washington Mutual Investors FundSM—Class 4 (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)

NYLI VP Income Builder—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	MFS® Investors Trust Series—Initial Class (1)

NYLI VP Income Builder—Service Class (1)	BlackRock® High Yield V.I. Fund— Class III (1)	MFS® Investors Trust Series—Service Class (1)

NYLI VP Janus Henderson Balanced— Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	MFS® Mid Cap Value Portfolio—Service Class (1)

NYLI VP Janus Henderson Balanced— Service Class (1)	BNY Mellon IP Technology Growth Portfolio—Service Shares (1)	MFS® Research International Portfolio— Service Class (1)

NYLI VP MacKay Convertible—Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares (1)	MFS® Research Series—Initial Class (1)

NYLI VP MacKay Convertible—Service Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Research Series—Service Class (1)

NYLI VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)

NYLI VP MacKay High Yield Corporate Bond—Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)

NYLI VP MacKay Strategic Bond— Service Class (1)	Columbia Variable Portfolio— Intermediate Bond Fund—Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	PIMCO VIT Income Portfolio—Advisor Class (1)

NYLI VP MacKay U.S. Infrastructure Bond—Service Class (1)	DWS Alternative Asset Allocation VIP— Class B (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)

NYLI VP Moderate Allocation—Service Class (1)	Fidelity® VIP Bond Index Portfolio— Service Class 2 (1)	PIMCO VIT Low Duration Portfolio— Advisor Class (1)

NYLI VP Natural Resources—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio— Initial Class (1)	PIMCO VIT Short-Term Portfolio— Advisor Class (2)

NYLI VP PIMCO Real Return—Service Class (1)	Fidelity® VIP ContrafundSM Portfolio— Service Class 2 (1)	PIMCO VIT Total Return Portfolio— Advisor Class (1)

NYLI VP PineStone International Equity—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	Principal VC Real Estate Securities Account—Class 2 (2)

NYLI VP PineStone International Equity—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM— Initial Class (1)	Putnam VT International Value Fund— Class IB (2)

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP S&P 500 Index—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2 (1)	Voya Growth and Income Portfolio— Class S (2)

NYLI VP S&P 500 Index—Service Class (1)	Fidelity® VIP Extended Market Index Portfolio—Service Class 2 (2)	Western Asset Core Plus VIT Portfolio— Class II (1)

NYLI VP Schroders Mid Cap Opportunities—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Investor Class (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Statement of operations and statement of changes in net assets for the period May 1, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 8, 2025

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-III since 1995.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

December 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 28, 2025

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2024	2023

	(in millions)
Assets
Bonds	$102,133	$102,056
Common and preferred stocks	775	659
Mortgage loans	17,450	15,484
Policy loans	1,024	928
Other invested assets	3,930	3,583
Cash, cash equivalents and short-term investments	3,363	1,696
Derivatives	1,519	1,196

Total cash and invested assets	130,194	125,602
Investment income due and accrued	1,031	1,005
Admitted disallowed interest maintenance reserve	528	328
Interest in annuity contracts	11,428	10,774
Other assets	1,277	1,201
Separate accounts assets	60,358	55,405

Total assets	$204,816	$194,315

Liabilities, capital and surplus
Liabilities:
Policy reserves	$117,165	$112,990
Deposit funds	1,968	1,583
Policy claims	1,112	1,041
Separate accounts transfers due and accrued	(1,288)	(1,114)
Obligations under structured settlement agreements	11,428	10,774
Amounts payable under security lending agreements	1,004	678
Other liabilities	2,585	2,106
Asset valuation reserve	2,086	1,939
Separate accounts liabilities	60,339	55,388

Total liabilities	196,399	185,385

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	528	328
Unassigned surplus	3,406	4,119

Total capital and surplus	8,417	8,930

Total liabilities, capital and surplus	$204,816	$194,315

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Income
Premiums	$22,044	$20,726	$24,742
Net investment income	5,520	5,276	4,304
Other income	1,204	1,129	1,093

Total income	28,768	27,131	30,139

Benefits and expenses
Benefit payments:
Death benefits	2,263	2,275	2,345
Annuity benefits	4,006	3,664	3,431
Surrender benefits	17,393	16,019	12,965
Other benefit payments	125	103	93

Total benefit payments	23,787	22,061	18,834
Additions to policy reserves	4,223	3,334	9,721
Net transfers (from)/to separate accounts	(1,614)	(648)	444
Operating expenses	1,816	1,710	1,645

Total benefits and expenses	28,212	26,457	30,644

Gain/(loss) from operations before federal and foreign income taxes	556	673	(505)
Federal and foreign income taxes	210	268	114

Net gain/(loss) from operations	346	405	(619)
Net realized capital (losses)/gains, after taxes and transfers to interest maintenance reserve	(71)	188	(37)

Net income/(loss)	$275	$593	$(656)

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Capital and surplus, beginning of year	$8,930	$8,537	$9,734
Net increase/(decrease) due to:
Net income/(loss)	275	593	(656)
Change in net unrealized capital (losses)/gains on investments	157	(268)	(153)
Change in nonadmitted assets	(264)	(89)	(300)
Change in reserve valuation basis	183	31	—
Change in asset valuation reserve	(147)	(49)	(16)
Change in net deferred income tax	167	189	311
Dividends to parent	(890)	—	(400)
Prior period corrections	—	—	—
Other adjustments, net	6	(14)	17

Net (decrease)/increase	(513)	393	(1,197)

Capital and surplus, end of year	$8,417	$8,930	$8,537

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Cash flows from operating activities:
Premiums received	$18,059	$16,730	$20,995
Net investment income received	5,102	4,878	3,888
Other	1,204	1,130	1,095

Total received	24,365	22,738	25,978

Benefits and other payments	19,657	18,054	15,140
Net transfers (from)/to separate accounts	(1,574)	(635)	334
Operating expenses	1,769	1,548	1,580
Federal income taxes	234	235	101

Total paid	20,086	19,202	17,155

Net cash from/(used in) operating activities	4,279	3,536	8,823

Cash flows from investing activities:
Proceeds from investments sold	8,233	4,331	6,998
Proceeds from investments matured or repaid	15,028	9,850	8,889
Cost of investments acquired	(25,514)	(21,917)	(20,237)
Net change in policy loans	(97)	(66)	(9)

Net cash (used in)/from investing activities	(2,350)	(7,802)	(4,359)

Cash flows from financing and miscellaneous activities:
Dividends to New York Life	(890)	—	(400)
Other miscellaneous uses	627	(438)	574

Net cash (used in)/from financing and miscellaneous activities	(263)	(438)	174

Net increase/(decrease) in cash, cash equivalents and short-term investments	1,666	(4,704)	4,638
Cash, cash equivalents and short-term investments, beginning of year	1,697	6,401	1,763

Cash, cash equivalents and short-term investments, end of year	$3,363	$1,697	$6,401

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$914	$556	$6,760
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$—	$—	$250
Transfer of assets between bond investment and other invested assets	$25	$23	$146
Capitalized interest on bonds and mortgage loans	$79	$76	$95
Depreciation/amortization on fixed assets	$91	$92	$73
Low-income housing tax credit future commitments	$43	$10	$68
Transfer of mortgage loans to other invested assets	$31	$3	$44
Transfers between equity investment and equity investment	$6	$40	$34
Bonds to be announced commitments - purchased/sold	$—	$—	$19
Other invested assets stock distribution	$—	$—	$6

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2024, 2023 and 2022

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Changes in Accounting Policy

On September 30, 2024, the Company changed its accounting policy on the reporting of premiums and benefits on internal replacement transactions. Internal replacements refer to transactions whereby a policyholder transfers the cash surrender value from their current policy into a similar policy. Premiums and benefits from these types of exchanges are now reported gross in the statement of operations. Our previous policy, which was discussed with the Department and to which they had no objection, was to net the benefit expense against the premium income in the statement of operations. Premium income and benefit expense include 4,011 million, 3,982 million and 3,709 million from internal replacements for 2024, 2023, and 2022, respectively. The Company’s annual statement does not reflect this change in the 2023 and 2022 reported premium and benefit amounts. Therefore, premium and benefit for 2023 and 2022 are understated in the Company’s annual statement by $3,982 million and $3,709 million, respectively. This change in accounting policy has no net impact on the Company’s profit or loss, nor does it affect surplus, as the gross reporting of premiums and benefits is offset by corresponding amounts in both income and expense.

Change in Reserve Valuation Basis

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for variable deferred annuities to VM-21. Prior to this change, reserves for these policies were computed in accordance with the minimum statutory reserve standard required under the New York State Department of Financial Services (“NYSDFS”) Regulation 213, which results in reserves that are higher than those computed pursuant to VM-21, which is the Delaware minimum reserve standard. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. As of December 31, 2024, the impact of this change in reserve valuation basis resulted in a reduction of policy reserves of $47 million and an increase in expense allowances recognized in reserves (included in Separate Accounts transfers due and accrued) of $136 million, thereby increasing statutory surplus by $183 million. In 2023, there were no changes in reserve valuation basis.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 —Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of investment funds registered with the U.S. Securities and Exchange Commission (“SEC”), as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method, which is a practical expedient allowed under statutory accounting rules. Under the cost recovery method, distributions received are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. An OTTI is recorded when fair value of the residual is below its book value. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

The Company reports cash flows from the purchase or termination of derivative instruments as cash flows from investing activities unless there is a significant financing element. Income payments, which include all cash settlements and foreign exchange payments are classified as cash flows from operating activities. Changes in receivables and payables related to collateral are reported in investing activities.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds. Internal replacements refer to transactions whereby a policyholder transfers the surrender value from their current policy into a similar policy. Premiums and benefits from internal replacements are reported gross in the accompanying Statutory Statement of Operations

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Deposit Funds

Deposit funds relate to contracts that do not subject the Company to mortality and/or morbidity risk. Amounts received as payment for these contracts, benefits paid and interest credited are reported as adjustments to the deposit fund liability. The Company’s deposit fund liability primarily relates to fixed period annuities and supplemental contracts without life contingencies. Refer to Note 12 - Insurance Liabilities for further details on this liability.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities is included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

During 2024, the NAIC adopted changes to SSAP No. 21 “Other Admitted Assets,” which revise the accounting guidance for residual tranches of securitizations. The new guidance provides a practical expedient that allows for the use of a cost recovery method. Under the cost recovery method, distributions received from the investment are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. The Company early adopted the new guidance on a prospective basis on October 1, 2024. There was no impact to surplus upon adoption. The Company reclassified $1 million from unrealized gains to realized gains upon adoption.

During 2023, the NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million at December 31, 2023 of investments in limited partnerships as residual investments.

In 2023, the NAIC adopted Interpretation (“INT”) 23-01, which prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $544 million (including $16 million from Separate Accounts) and $328 million of negative IMR at December 31, 2024 and December 31, 2023, respectively, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 - Investments.

In 2023, the NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP No. 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP No. 25. Updates were also adopted in SSAP No. 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP No. 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2024.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2024 and 2023, were as follows (in millions):

	$		$		$		$
	2024				2023
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
Due in one year or less		$10,551		$10,455		$7,562		$7,396
Due after one year through five years(1)		37,460		36,415		40,965		39,741
Due after five years through ten years		24,871		23,273		25,625		23,810
Due after ten years		29,251		24,372		27,905		24,094

Total		$102,133		$94,516		$102,056		$95,041

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $150 million and $44 million at December 31, 2024 and 2023, respectively, and cash equivalents with a carrying value of $3,398 million and $1,875 million at December 31, 2024 and 2023, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2024 and 2023, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	$		$		$		$
	2024
	Carrying Value		Unrealized Gains		Unrealized Losses		Estimated Fair Value
U.S. governments		$5,127		$2		$1,412		$3,717
All other governments		260		1		19		243
U.S. special revenue and special assessment		9,345		23		1,129		8,238
Industrial and miscellaneous unaffiliated		83,183		456		5,550		78,089
Parent, subsidiaries, and affiliates(1)		3,298		22		6		3,314
Hybrid securities		358		5		9		353
SVO identified funds		562		—		—		562

Total		$102,133		$509		$8,126		$94,516

(1) The carrying value includes $267 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	$		$		$		$
	2023
	Carrying Value		Unrealized Gains		Unrealized Losses		Estimated Fair Value
U.S. governments		$5,663		$12		$1,237		$4,438
All other governments		247		3		17		233
U.S. special revenue and special assessment		10,509		59		1,011		9,557
Industrial and miscellaneous unaffiliated		81,442		611		5,370		76,683
Parent, subsidiaries, and affiliates(1)		3,120		1		34		3,087
Hybrid securities		319		2		31		289
SVO identified funds		755		—		—		755

Total		$102,056		$687		$7,702		$95,041

(1) The carrying value includes $241 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2024 and 2023 (in millions):

	$		$		$		$
	2024				2023
	Carrying Value		Change in Unrealized Gains (Losses)		Carrying Value		Change in Unrealized Gains (Losses)
Common stocks		$732		$(9)		$615		$(172)
Preferred stocks		43		—		44		(3)

Total		$775		$(9)		$659		$(175)

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2024 were 11.5% and 5.0% and funded during 2023 were 12.7% and 5.5%, respectively. For 2024 and 2023, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 58.1% and 58.0% at December 31, 2024 and 2023, respectively). For 2024 and 2023, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 43.4% and 46.4% at December 31, 2024 and 2023, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $17,447 million and $15,185 million at December 31, 2024 and 2023, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2024 and 2023, the distribution of the mortgage loan portfolio by property type and geographic location was as follows ($ in millions):

	$		$		$		$
	2024				2023
	Carrying Value		% of Total		Carrying Value		% of Total
Property Type:
Industrial		$6,162		35.3%		$4,713		30.4%
Apartment buildings		4,968		28.5		4,225		27.3
Office buildings		2,881		16.5		3,304		21.3
Retail facilities		2,627		15.1		2,742		17.7
Hotels		356		2.0		301		1.9
Other		453		2.6		195		1.3
Residential		4		—		4		—

Total		$17,450		100.0%		$15,484		100.0%

	$		$		$		$
	2024				2023
	Carrying Value		% of Total		Carrying Value		% of Total
Geographic Location:
Central		$5,086		29.1%		$4,331		28.0%
Pacific		3,956		22.7		3,641		23.5
South Atlantic		4,185		24.0		3,530		22.8
Middle Atlantic		3,516		20.1		3,215		20.8
New England		607		3.5		673		4.3
Other		100		0.6		93		0.6

Total		$17,450		100.0%		$15,484		100.0%

At December 31, 2024 and 2023, mortgage loans of $82 million and $110 million, respectively, were past due 90 days and over.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

Fair value of the collateral for commercial mortgages (excluding credit loans) over $10 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, inspections are done every three years for approximately 50% of the property value in the portfolio. Commercial mortgages less than $10 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2024 and 2023, LTVs on the Company’s mortgage loans were as follows (in millions):

	$		$		$		$		$		$		$		$
	2024
Loan to Value % (By Class)	Apartment Buildings		Office Buildings		Industrial		Retail Facilities		Hotels		Residential		Other		Total
Above 95%		$—		$161		$—		$—		$—		$—		$8		$170
91% to 95%		86		108		—		72		13		—		—		280
81% to 90%		76		346		—		13		—		—		—		434
71% to 80%		486		569		195		345		23		—		16		1,635
Below 70%		4,321		1,696		5,967		2,197		319		4		428		14,932

Total		$4,968		$2,881		$6,162		$2,627		$356		$4		$453		$17,450

	$		$		$		$		$		$		$		$
	2023
Loan to Value % (By Class)	Apartment Buildings		Office Buildings		Industrial		Retail Facilities		Hotels		Residential		Other		Total
Above 95%		$—		$254		$—		$—		$—		$—		$—		$254
91% to 95%		6		47		—		110		—		—		8		171
81% to 90%		70		462		—		203		36		—		—		771
71% to 80%		91		394		110		254		—		—		14		862
Below 70%		4,059		2,147		4,603		2,176		265		4		173		13,426

Total		$4,225		$3,304		$4,713		$2,742		$301		$4		$195		$15,484

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2024 and 2023, impaired mortgage loans were as follows (in millions):

	$		$		$		$		$		$
	2024
Type	Impaired Loans with Allowance for Credit Losses		Related Allowance		Impaired Loans Without Allowance for Credit Losses		Average Recorded Investment		Interest Income Recognized		Interest Income on a Cash Basis During the Period
Residential		$—		$—		$—		$—		$—		$—
Commercial		63		15		98		150		5		1

Total		$63		$15		$98		$150		$5		$1

	$		$		$		$		$		$
	2023
Type	Impaired Loans with Allowance for Credit Losses		Related Allowance		Impaired Loans Without Allowance for Credit Losses		Average Recorded Investment		Interest Income Recognized		Interest Income on a Cash Basis During the Period
Residential		$—		$—		$—		$—		$—		$—
Commercial		191		72		110		150		14		11

Total		$191		$72		$110		$150		$14		$11

Other Invested Assets

The carrying value of other invested assets at December 31, 2024 and 2023 consisted of the following (in millions):

	$		$
	2024		2023
Limited partnerships and limited liability companies(1)		1,723		1,424
Affiliated non-insurance subsidiaries		1,372		1,238
Other investments		239		324
Derivative collateral		102		137
Residuals		155		139
Tax credit investments		330		308
Loan to affiliates		9		13

Total other invested assets		$3,930		$3,583

(1) At December 31, 2024 and 2023, the Company had $7 million and $4 million, respectively, of investments in other invested assets that were nonadmitted, and therefore, excluded from the amounts above.

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2024 and 2023 consisted of the following (in millions):

	$		$		$		$		$		$
	2024				2023				2022
	Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)		Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)		Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)
Limited partnerships and limited liability companies		$53		$10		$47		$(58)		$41		$(12)
Affiliated non-insurance subsidiaries		98		134		345		(79)		176		29
Other Invested Assets		9		—		8		—		9		—
Real estate investment property		17		—		17		—		22		—
Residuals		11		4		17		(5)		2		(7)
Tax credit Investments		(38)		—		(36)		—		(40)		—
Loans to affiliates		1		—		1		—		1		—

Total other invested assets		$151		$148		$399		$(142)		$211		$10

(1) Includes unrealized foreign exchange gains (losses) of $8 million, $2 million and $(18) million in 2024, 2023 and 2022 respectively.

Affiliated non-insurance subsidiaries consist of the Company’s limited liability company investment in (MCF). The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method where distributions received are treated as a reduction of the residual’s book/adjusted carrying value. Investment income is not recognized until the book/adjusted carrying value of the residual has been reduced to zero. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method. Interest earned on these investments is included in Net Investment Income in the accompanying Statutory Statement of Operations.

Other investments consist primarily of investments in surplus notes and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations. Included are two collateral loans, one backed by the US government and the other backed by US government securities with a total carrying value of $12 million at December 31, 2024. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company has equity investments in Low Income Housing Tax Credit (“LIHTC”) and wind energy LLCs and debt investments in New Market Tax Credit (“NMTC”) LLCs, which have the primary purpose of generating tax credits for the Company. Investments in LIHTC and NMTC tax credit structures are initially recorded at cost and carried at amortized cost unless considered impaired. The amortization of these investments is reported in Net investment income in the accompanying Statutory Statement of Operations. Wind energy investments are reported under the equity method of accounting and the equity pick up is reported in Net investment income in the accompanying Statutory Statement of Operations. The tax credits received on all tax credit investments are recorded in Income Tax Expense in the accompanying Statutory Statement of Operations.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2024, 2023 and 2022, the Company recorded amortization on these investments under the proportional amortized cost method of $22 million, $17 million, and $10 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $25 million, $20 million, and $12 million for 2024, 2023 and 2022, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 15 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Admitted Goodwill

The following table represents goodwill generated under the statutory purchase method of accounting ($ in millions):

		$		$		$		$		$		$		$		$
Purchased Entity	Financial Statement Line	Acquisition Date		Cost of Acquisition		Original Amount of Goodwill		Original Amount of Goodwill Admitted		Admitted Goodwill at 12/31/24		Amortization for the Year Ended 12/31/24		Book Value		Admitted Goodwill as a % of Book Adjusted Carrying Value, Gross of Admitted Goodwill
Stone Ridge Holdings Group LLC	Other invested assets		1/19/2024		$250		$153		$153		$138		$15		$254	54%

As required under NAIC SAP, goodwill is limited in the aggregate to 10% of the acquiring entity’s capital and surplus, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, and net deferred tax assets. The table below shows the calculation of the Company’s adjusted surplus for purposes of the goodwill admissibility calculation ($ in millions):

	$		$
	Calculation of Limitation as of
	September 30, 2024		December 31, 2024
Capital and surplus		$8,282
Less:
Admitted positive goodwill		142
Admitted EDP equipment and operating system software		—
Admitted net deferred taxes		699

Total adjustments		841

Adjusted capital and surplus		$7,441

Limitation on amount of goodwill (adjusted capital and surplus times 10%)				$744
Current period reported admitted goodwill				$138
Current period admitted goodwill as a % of prior period adjusted capital and surplus				2%

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Assets on Deposit or Pledged as Collateral

At December 31, 2024 and 2023, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	$		$		$		$		$		$		$
	2024
	Gross (Admitted and Nonadmitted) Restricted										Percentage
Restricted Asset Category	Total General Account		Total From Prior Year		Increase (Decrease)		Total Nonadmitted Restricted		Total Admitted Restricted		Gross (Admitted and Non-admitted) Restricted to Total Assets		Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements		$1,000		$675		$325		$—		$1,000		0.5%		0.5%
Subject to reverse repurchase agreements		460		210		250		—		460		0.2		0.2
Subject to dollar repurchase agreements		—		—		—		—		—		0.0		0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock		28		37		(9)		—		28		0.0		0.0
FHLB capital stock		25		25		—		—		25		0.0		0.0
On deposit with states		5		4		1		—		5		0.0		0.0
Pledged as collateral or other restricted assets not captured in other categories		6		10		(4)		—		6		0.0		0.0

Total restricted assets		$1,523		$961		$563		$—		$1,524		0.7%		0.7%

	$		$		$		$		$		$		$
	2023
	Gross (Admitted and Nonadmitted) Restricted										Percentage
Restricted Asset Category	Total General Account		Total From Prior Year		Increase (Decrease)		Total Nonadmitted Restricted		Total Admitted Restricted		Gross (Admitted and Non-admitted) Restricted to Total Assets		Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements		$675		$675		$—		$—		$675		0.3%		0.3%
Subject to reverse repurchase agreements		210		185		25		—		210		0.1		0.1
Subject to dollar repurchase agreements		—		—		—		—		—		0.0		0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock		37		38		(1)		—		37		0.0		0.0
FHLB capital stock		25		25		—		—		25		0.0		0.0
On deposit with states		4		4		—		—		4		0.0		0.0
Pledged as collateral not captured in other categories		10		3		7		—		10		0.0		0.0

Total restricted assets		$961		$930		$31		$—		$961		0.5%		0.5%

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2024, the Company recorded cash collateral received under these agreements of $1,000 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2024 was $1,010 million with a fair value of $975 million. At December 31, 2023, the carrying value was $688 million, with a fair value of $658 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $1,040 million and $707 million at December 31, 2024 and 2023, respectively.

At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $460 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 4.5%. At December 31, 2023, the carrying value and fair value of securities held under agreements to purchase and resell was $210 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2024 and 2023, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2024 and 2023, the Company was not a party to any dollar repurchase agreements in the separate accounts.

Collateral Received

At December 31, 2024 and 2023, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	$	$	$	$
	2024
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$1,000	0.7%	0.7%
Derivatives	1,253	1,253	0.9	0.9

Total	$2,253	$2,253	1.5%	1.6%

	2023
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	838	838	0.6	0.6

Total	$1,513	$1,513	1.1%	1.1%

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	$		$		$		$
	2024				2023
Recognized Liability to Return Collateral	Amount		% Total Liabilities		Amount		% Total Liabilities
Amounts payable under securities lending agreements		$1,000		0.7%		$675		0.5%
Other liabilities (derivatives)		1,241		0.9		823		0.6
Separate accounts liabilities (derivatives)		12		—		14		—
Borrowed money (repurchase agreements)		—		—		—		—

Total		$2,253		1.6%		$1,513		1.1%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Remaining Contractual Maturity of the Agreements
	Open		30 days or less		31 to 60 days		61 to 90 days		Greater than 90 days		Total
US. Treasury		$—		$—		$—		$—		$—		$—
U.S. government corporation & agencies		2		—		—		—		—		2
Foreign governments		—		—		—		—		—		—
U.S. corporate		827		—		—		—		—		827
Foreign corporate		171		—		—		—		—		171

Total general account securities lending transactions		$1,000		$—		$—		$—		$—		$1,000

	$		$		$		$		$		$
	2023
	Remaining Contractual Maturity of the Agreements
	Open		30 days or less		31 to 60 days		61 to 90 days		Greater than 90 days		Total
US. Treasury		$84		$—		$—		$—		$—		$84
U.S. government corporation & agencies		1		—		—		—		—		1
Foreign governments		3		—		—		—		—		3
U.S. corporate		498		—		—		—		—		498
Foreign corporate		89		—		—		—		—		89

Total general account securities lending transactions		$675		$—		$—		$—		$—		$675

At December 31, 2024 and 2023, there were no separate account securities cash collateral received under securities lending agreements.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2024 and 2023 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	$		$		$		$
	2024				2023
Period to Maturity	Amortized Cost		Fair Value		Amortized Cost		Fair Value
Open		$—		$—		$—		$—
30 days or less		773		773		429		429
31 to 60 days		25		25		37		37
61 to 90 days		84		84		42		42
91 to 120 days		27		27		—		—
121 to 180 days		26		26		6		6
181 to 365 days		35		35		36		36
1 to 2 years		70		71		86		86
2 to 3 years		—		—		70		70
Greater than 3 years		—		—		—		—

Total collateral reinvested		$1,039		$1,040		$706		$707

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2024 and 2023 (in millions):

	2024		2023
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$481	$—	$—	$—
2 Days to 1 Week	$—	$460	$221	$210
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2024 and 2023, the Company did not have any defaulted reverse repurchase agreements.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2024 and 2023 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2024	$476	$460
Third Quarter 2024	$481	$458
Second Quarter 2024	$477	$460
First Quarter 2024	$465	$465

Fourth Quarter 2023	$221	$210
Third Quarter 2023	$224	$210
Second Quarter 2023	$222	$221
First Quarter 2023	$221	$206

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2024 and 2023 (in millions):

	$		$		$		$
	Overnight and Continuous		30 days or Less		31 to 90 Days		> 90 Days
Maximum Amount
Fourth Quarter 2024		$—		$—		$—		$486
Third Quarter 2024		$—		$—		$—		$491
Second Quarter 2024		$—		$—		$—		$486
First Quarter 2024		$—		$—		$—		$475

Fourth Quarter 2023		$—		$—		$—		$226
Third Quarter 2023		$—		$—		$—		$228
Second Quarter 2023		$—		$—		$—		$226
First Quarter 2023		$—		$—		$—		$225

Ending Balance
Fourth Quarter 2024		$—		$—		$—		$469
Third Quarter 2024		$—		$—		$—		$467
Second Quarter 2024		$—		$—		$—		$469

First Quarter 2024		$—		$—		$—		$475
Fourth Quarter 2023		$—		$—		$—		$215
Third Quarter 2023		$—		$—		$—		$214
Second Quarter 2023		$—		$—		$—		$226
First Quarter 2023		$—		$—		$—		$210

At December 31, 2024, and 2023, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

	$		$		$		$		$		$
General Account	2024						2023
Investments	Number of 5GI Securities		Carrying Value		Estimated Fair Value		Number of 5GI Securities		Carrying Value		Estimated Fair Value
Bonds - amortized cost		1		$—		$—		9		$14		$13
Loan-backed and structured securities -amortized cost		6		1		2		43		44		47
Preferred stock - amortized cost		—		—		—		—		—		—
Preferred stock - fair value		2		—		—		—		—		—

Total general account		9		$1		$2		—		$58		$60

Separate account:
Loan-backed and structured securities -amortized cost		—		$—		$—		2		$—		$1

Total separate account		—		$—		$—		2		$—		$1

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Loans

The following table presents the aggregate collateral loans by qualifying investment collateral as of December 31, 2024 (in millions):

	$		$		$
Collateral Type	Aggregate Collateral Loan		Admitted		Nonadmitted
Bonds
a. Affiliated		$—		$—		$—
b. Unaffiliated		1		1		—
Other Qualifying Investments
a. Affiliated		—		—		—
b. Unaffiliated(1)		10		10		—

Total		$12		$12		$—

(1) Includes a US government guaranteed loan that is guaranteed by the Export-Import Bank (EXIM) of the United States.

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The Company did not have any wash sales where securities with an NAIC rating designation of 3 or below, or unrated, were sold during the years ended December 31, 2024, and reacquired within 30 days of the sale date. The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2023, and reacquired within 30 days of the sale date are as follows ($ in millions):

	$		$		$		$		$
2023
Description	NAIC Designation		Number of Transactions		Book Value of Securities Sold		Cost of Securities Repurchased		Realized Gains (Losses)
Bonds		NAIC 3		1		$1		$1		$—
Bonds		NAIC 4		—		—		—		—
Bonds		NAIC 5		—		—		—		—
Bonds		NAIC 6		—		—		—		—
Preferred stock		NAIC 3		—		—		—		—
Preferred stock		NAIC 4		—		—		—		—
Preferred stock		NAIC 5		—		—		—		—
Preferred stock		NAIC 6		—		—		—		—
Common stock(1)				5		—		—		—

				6		$1		$1		$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Admitted Negative IMR

IMR was admitted up to 10% of the Company’s adjusted Capital and Surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below ($ in millions):

	$	$	$		$
	2024
	Total	General Account	Insulated Separate Account		Non- Insulated Separate Account

(1) Net negative (disallowed) IMR	$544	$528		$16		$—
(2) Negative (disallowed) IMR admitted	544	528		16		—
(3) Calculated adjusted capital and surplus
Prior Period General Account Capital & Surplus	8,282
From Prior Period SAP Financials
Net Positive Goodwill (admitted)	142
EDP Equipment & Operating System Software (admitted)	—
Net DTAs (admitted)	699
Net Negative (disallowed) IMR (admitted)	590

Adjusted Capital & Surplus	$6,852

(4) Percentage of adjusted capital and surplus
Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus	7.9%
(5) Allocated gains/losses to IMR from derivatives

	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Prior Period	$329	$397
Fair Value Derivative Gains & Losses Realized to IMR - Added in Current Period	$65	$73
Fair Value Derivative Gains & Losses Amortized Over Current Period	$52	$50
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Current Period Total	$342	$421

The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2024 and 2023, the Company held collateral for derivatives of $942 million and $574 million, respectively, including $105 million and $73 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $8 million and $10 million at December 31, 2024 and 2023, respectively.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. These contracts include Interest Rate Caps and Swaptions. Interest Rate Caps allow the Company to receive payments from counterparties should an agreed upon interest rate level be reached. Interest Rate Swaptions give the Company an option, but not an obligation to take delivery of an interest rate swap at a predetermined fixed rate and tenor or to cash settle for value.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Primary Risk Exposure		Notional Amount(1)		Fair Value(2)				Carrying Value(3)
Derivative Type					Asset		Liability		Asset		Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps		Currency		$242		$21		$1		$26		$1
Interest rate swaps		Interest		262		1		—		—		—

Subtotal cash flow hedges				503		22		1		26		1
Fair value hedges:
Foreign currency swaps		Currency		4,920		511		29		424		12
Replications:
Bond forwards		Interest		—		—		—		—		—
Credit default swaps		Interest		275		5		—		1		—

Subtotal replications				275		5		—		1		—

Total derivatives qualifying and designated				5,698		538		30		451		13

Derivatives not designated:
Foreign currency forwards		Currency		342		15		—		15		—
Foreign currency swaps		Currency		542		80		4		80		4
Futures		Interest		16		—		—		—		—
Equity options		Equity		23,479		336		—		336		—
Interest rate options		Interest		4,915		13		—		13		—
Interest rate swaps		Interest		10,883		624		228		624		228
Bond forwards		Interest		225		—		27		—		27

Total derivatives not designated				40,401		1,068		259		1,068		259

Total derivatives				$46,100		$1,606		$289		$1,519		$271

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	$		$		$		$		$		$
	2023
	Primary Risk Exposure		Notional Amount(1)		Fair Value(2)				Carrying Value(3)
Derivative Type					Asset		Liability		Asset		Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps		Currency		$265		$15		$3		$16		$2
Interest rate swaps		Interest		12		1		—		—		—

Subtotal cash flow hedges				276		15		3		16		2
Fair value hedges:
Foreign currency swaps		Currency		1,025		36		36		32		26
Bond forwards		Interest		250		—		82		—		—
Interest rate swaps		Interest
Credit default swaps		Interest		275		5		—		2		—

Subtotal replications				525		5		82		2		—

Total derivatives qualifying and designated				1,826		56		122		49		28

Derivatives not designated:
Foreign currency forwards		Currency		238		2		3		2		3
Foreign currency swaps		Currency		3,828		410		28		410		28
Futures		Interest		459		1		—		1		—
Equity options		Equity		14,281		222		—		222		—
Interest rate swaps		Interest		8,633		492		162		492		162
Bond forwards		Interest		225		—		11		—		11
Total return swaps		Equity		—		—		—		—		—

Total derivatives not designated				32,237		1,147		205		1,147		205

Total derivatives				$34,063		$1,203		$327		$1,196		$233

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Surplus(1)						Net Realized Capital Gains (Losses)						Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Foreign currency swaps		$12		$(12)		$20		$1		$2		$1		$3		$3		$3
Interest rate swaps		—		—		—		—		—		—		(3)		—		—

Total		$12		$(12)		$20		$1		$2		$1		$—		$3		$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2024 was $72 million.

	$		$		$		$		$		$		$		$		$
	Gain or (Loss) Recognized in Surplus(1)						Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)						Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Foreign currency swaps		$102		$(37)		$—		$(10)		$1		$—		$63		$7		$—

Total		$102		$(37)		$—		$(10)		$1		$—		$63		$7		$—

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Gain or (Loss) Recognized in Surplus(1)						Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)						Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Bond forwards		$—		$—		$—		$(117)		$(227)		$(29)		$1		$7		$12
Credit default swaps		—		—		—		—		—		—		2		—		1

Total		$—		$—		$—		$(117)		$(227)		$(29)		$4		$7		$13

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Surplus(1)						Net Realized Capital Gains (Losses)						Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Equity options		$8		$61		$(14)		$101		$23		$(8)		$—		$—		$—
Foreign currency forwards		15		6		(13)		4		(12)		39		—		—		—
Foreign currency swaps		(2)		(293)		420		16		42		(12)		7		52		61
Futures		7		(8)		—		10		(11)		(5)		—		—		—
Interest rate options		(5)		(54)		40		(27)		(10)		1		2		1		(3)
Interest rate swaps		68		152		(59)		2		6		—		58		(102)		(3)
Bond forwards		(16)		(11)		—		—		—		—		—		—		—
Total return swap		—		—		—		—		—		—		—		—		—

Total		$76		$(146)		$374		$105		$37		$15		$66		$(48)		$55

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2024 and 2023 are attributed to the following products or transactions (in millions):

	$		$		$		$
	2024				2023
Product/Transaction	Legally Insulated Assets		Separate Accounts Assets (Not Legally Insulated)(1)		Legally Insulated Assets		Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed		$39,072		$33		$35,691		$37
VUL insurance products non-guaranteed		14,924		8		13,116		—
UL insurance products guaranteed		5,922		167		6,313		39
VUL insurance products guaranteed		207		26		189		20

Total		$60,125		$234		$55,309		$96

(1) Separate accounts assets classified as not legally insulated support $190 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $19 million of surplus, $13 million of derivatives, $10 million of other liabilities, and $2 million of payable for securities.

(2) Separate accounts assets classified as not legally insulated support $59 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus, $17 million of derivatives, $2 million of payable for securities, and $1 million of other liabilities.

Guaranteed Separate Accounts

The Company maintains five guaranteed separate accounts for UL insurance policies and one guaranteed separate account for a private placement VUL policy, with assets of $6,321 million and $6,562 million at December 31, 2024 and 2023, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the SEC. Assets in non-guaranteed separate accounts were $54,037 million and $48,844 million at December 31, 2024 and 2023, respectively. The assets of these separate accounts represent investments in shares of New York Life Investments Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

	$
Year	Amount
2024		$62
2023		$65
2022		$67
2021		$62
2020		$57

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

	$
Year	Amount
2024		$3
2023		$12
2022		$12
2021		$4
2020		$5

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2024 and 2023 is as follows (in millions):

	$		$		$		$
	2024
	Non-Indexed Guarantee Less than / Equal to 4%		Non-Indexed Guarantee More than 4%		Non- Guaranteed Separate Accounts		Total
Premiums, considerations or deposits		$14		$—		$3,472		$3,486

Reserves at 12/31:
For accounts with assets at:
Fair value		$—		$—		$52,743		$52,743
Amortized cost		5,398		731		—		6,129

Total reserves		$5,398		$731		$52,743		$58,872

By withdrawal characteristics:
With fair value adjustment		$5,398		$731		$—		$6,129
At fair value		—		—		52,743		52,743

Total reserves		$5,398		$731		$52,743		$58,872

	$		$		$		$
	2023
	Non-Indexed Guarantee Less than / Equal to 4%		Non-Indexed Guarantee More than 4%		Non- Guaranteed Separate Accounts		Total
Premiums, considerations or deposits		$—		$—		$3,046		$3,046

Reserves at 12/31:
For accounts with assets at:
Fair value		$—		$—		$47,728		$47,728
Amortized cost		5,792		710		—		6,502

Total reserves		$5,792		$710		$47,728		$54,230

By withdrawal characteristics:
With fair value adjustment		$5,792		$710		$—		$6,502
At fair value		—		—		47,728		47,728

Total reserves		$5,792		$710		$47,728		$54,230

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	$		$		$
	2024		2023		2022
Transfers to separate accounts		$3,486		$3,046		$2,540
Transfers from separate accounts		(5,100)		(3,694)		(2,096)

Net transfers (from)/to separate accounts		$(1,614)		$(648)		$444

Reconciling Adjustment:
Change in reserve valuation basis(1)		$—		$—		$—

Net transfers (from)/to separate accounts		$(1,614)		$(648)		$444

(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2024 and 2023, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$94,516		$102,133		$562		$89,173		$4,780		$—
Preferred stocks		43		43		—		15		28		—
Common stocks(1)		732		732		707		—		25		—
Mortgage loans		16,595		17,450		—		—		16,595		—
Cash, cash equivalents and short-term investments		3,363		3,363		141		3,222		—		—
Derivatives		1,606		1,519		—		1,606		—		—
Derivatives collateral		101		101		—		101		—		—
Other invested assets(1)		606		576		—		142		464		—
Investment income due and accrued		1,031		1,031		—		1,031		—		—
Separate accounts assets		59,746		60,342		51,777		4,506		1,133		2,329

Total assets		$178,339		$187,290		$53,187		$99,796		$23,026		$2,329

Liabilities:
Deposit fund contracts:
Annuities certain		$1,582		$1,625		$—		$—		$1,582		$—
Derivatives		289		271		—		289		—		—
Derivatives collateral		1,241		1,241		—		1,241		—		—
Amounts payable under securities lending agreements		1,004		1,004		—		1,004		—		—
Payable to parent and affiliates		170		170		—		170		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,301		$4,324		$—		$2,719		$1,582		$—

(1) Excludes investments accounted for under the equity method.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$
	2023
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$95,041		$102,056		$755		$89,789		$4,497		$—
Preferred stocks		44		44		—		16		28		—
Common stocks(1)		615		615		590		—		25		—
Mortgage loans		14,534		15,484		—		—		14,534		—
Cash, cash equivalents and short-term investments		1,696		1,696		217		1,479		—		—
Derivatives		1,203		1,196		—		1,203		—		—
Derivatives collateral		137		137		—		137		—		—
Other invested assets(1)		598		593		—		126		472		—
Investment income due and accrued		1,005		1,005		—		1,005		—		—
Separate accounts assets		54,822		55,405		47,291		5,012		934		1,585

Total assets		$169,695		$178,231		$48,853		$98,767		$20,490		$1,585

Liabilities:
Deposit fund contracts:
Annuities certain		$1,219		$1,257		$—		$—		$1,219		$—
Derivatives		327		233		—		327		—		—
Derivatives collateral		823		823		—		823		—		—
Amounts payable under securities lending agreements		678		678		—		678		—		—
Payable to parent and affiliates		131		131		—		131		—		—
Separate accounts liabilities		22		18		—		18		4		—

Total liabilities		$3,200		$3,140		$—		$1,977		$1,223		$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,269 million and a fair value of $2,289 million at December 31, 2024, and a carrying value of $2,117 million and a fair value of $2,106 million at December 31, 2023. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $756 million at December 31, 2024, and a carrying value of $762 million and a fair value of $740 million at December 31, 2023. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives (including Separate Accounts Liabilities – Derivatives)

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral (including Separate Accounts Liabilities – Collateral)

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments, surplus notes, an affiliated loan, residual tranches of securitizations and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3.

Separate Accounts Assets (including Collateral)

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured using NAV as a practical expedient to estimate fair value, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2024
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$2,025	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	65	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	6	—	Monthly	30 days
Private Equity	Venture Capital	233	—	Quarterly	95 days

		$2,329	$—

2023
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$1,474	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	51	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	56	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	—	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,585	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$
	2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		NAV as a Practical Expedient		Total
Assets at fair value
Bonds
SVO-identified bond ETF		$562		$—		$—		$—		$562
U.S. corporate		—		10		—		—		10
Foreign corporate		—		3		—		—		3
Non-agency RMBS		—		—		—		—		—
Non-agency CMBS		—		23		—		—		23
Non-agency ABS		—		—		—		—		—

Total bonds		562		36		—		—		599
Preferred stocks		—		15		28		—		43
Common stocks		707		—		25		—		732
Derivatives		—		1,068		—		—		1,068
Separate accounts assets		51,708		8		—		2,329		54,045
Other invested assets		—		—		73		—		73

Total assets at fair value		$52,978		$1,127		$127		$2,329		$56,561

Liabilities at fair value
Derivatives		$—		$259		$—		$—		$259
Separate accounts liabilities - derivatives(1)		—		1		—		—		1

Total liabilities at fair value		$—		$260		$—		$—		$260

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$
	2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		NAV as a Practical Expedient		Total
Assets at fair value
Bonds
SVO-identified bond ETF		$755		$—		$—		$—		$755
Non-agency CMBS		—		13		—		—		13
Non-agency ABS		—		—		—		—		—

Total bonds		755		13		—		—		768
Preferred stocks		—		15		28		—		43
Common stocks		590		—		25		—		615
Derivatives		1		1,146		—		—		1,147
Separate accounts assets		47,260		9		—		1,585		48,854
Other invested assets		—		—		158		—		158

Total assets at fair value		$48,606		$1,183		$211		$1,585		$51,585

Liabilities at fair value
Derivatives		$—		$205		$—		$—		$205
Separate accounts liabilities - derivatives(1)		—		2		—		—		2

Total liabilities at fair value		$—		$207		$—		$—		$207

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$		$		$		$		$
2024
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		—		1		—		—		—		—		—		—		—		—

Total bonds		—		1		—		—		—		—		—		—		—		—
Preferred Stocks		28		—		—		—		—		—		—		—		—		28
Common stocks		25		—		—		—		—		—		—		—		—		25
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested assets		158		9		(9)		(16)		10		13		—		(92)		—		73

Total		$211		$9		$(9)		$(16)		$10		$13		$—		$(92)		$—		$127

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$		$		$		$		$
2023
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		6		—		(6)		—		—		—		—		—		—		—

Total bonds		6		—		(6)		—		—		—		—		—		—		—
Preferred stocks		34		—		—		(1)		(5)		—		—		—		—		28
Common stocks		116		—		—		67		(79)		—		—		(79)		—		25
Derivatives		4		—		(4)		—		—		—		—		—		—		—
Separate accounts assets		17		—		(3)		11		(13)		—		—		(12)		—		—
Other invested assets		87		38		—		(30)		(6)		78		—		(9)		—		158

Total		$264		$38		$(13)		$47		$(103)		$78		$—		$(100)		$—		$211

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period; $1 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period Transfers out of Level 3 totaled $9 million for the year ended December 31, 2024, which primarily relates to residual tranches of securitizations measured at fair value at the beginning of the period and measured at amortized cost at the end of the period;.

Transfers into Level 3 totaled $38 million for the year ended December 31, 2023, which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $13 million for the year ended December 31, 2023, which primarily relates to $6 million of non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period; and derivatives securities of $4 million and separate account derivatives securities of $3 million that had price level changes from 3 to 2 due to increase in interest rates in 2023 which changed the market to active and observable.

There were no liabilities measured at fair value at December 31, 2024 and 2023.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2024, 2023, and 2022 were as follows (in millions):

	$		$		$
	2024		2023		2022
Bonds		$4,476		$4,091		$3,361
Common and preferred stocks		16		33		23
Mortgage loans		809		757		638
Policy loans		56		53		53
Other invested assets[1]		170		419		221
Short-term investments		150		156		55
Derivative instruments		133		(30)		71

Gross investment income		5,809		5,479		4,422
Investment expenses		(307)		(266)		(192)

Net investment income		5,502		5,213		4,230
Net gain from separate accounts		46		60		46
Amortization of IMR		(28)		3		28

Net investment income, including net gain from separate accounts and amortization of IMR		$5,520		$5,276		$4,304

(1) Includes real estate net investment income of $17 million, $17 million, and $22 million for the years ended December 31, 2024, 2023, and 2022, respectively. Includes dividend received from MCF of $98 million, $345 million, and $176 million for the years ended December 31, 2024, 2023, and 2022, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2024 and 2023, the Company reported admitted due and accrued investment income of $1,031 million and $1,005 million, respectively. At December 31, 2024 the company had $2 million of nonadmitted due and accrued investment income on bonds. At December 31, 2023 the Company did not have any nonadmitted due and accrued investment income on bonds. For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2024, the Company had paid-in-kind interest of $454 million, which has been included in the principal amount of the Company’s bonds of $412 million and mortgage loans of $42 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	$		$		$		$		$		$
	2024				2023				2022
	General Account(1)		Separate Account		General Account(1)		Separate Account		General Account(1)		Separate Account
Number of cusips		88		30		30		11		146		77
Investment income		$5		$—		$4		$1		$39		$3

(1) Included in the net investment income on bonds. Refer to net investment income table above.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2024, 2023, and 2022, net realized capital gains (losses) were as follows (in millions):

	$		$		$
	2024		2023		2022
Bonds		$(221)		$(167)		$(110)
Mortgage loans		(161)		(3)		(12)
Common and preferred stocks		75		305		45
Other invested assets		(26)		(61)		18
Derivatives		(21)		(186)		(12)

Net realized capital losses before tax and transfers to the IMR		(354)		(112)		(71)
Less:
Capital gains tax (benefit)/expense		(54)		(41)		16
Net realized capital losses after tax transferred to IMR		(229)		(259)		(50)

Net realized capital gains/(losses) after tax and transfers to the IMR		$(71)		$188		$(37)

Proceeds from investments in bonds sold were $6,477 million, $3,342 million, and $3,940 million for the years ended December 31, 2024, 2023, and 2022, respectively. Gross gains of $52 million, $19 million, and $42 million in 2024, 2023 and 2022, respectively, and gross losses of $210 million, $130 million, and $78 million in 2024, 2023, and 2022, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$
	2024		2023		2022
Bonds		$43		$22		$72
Common and preferred stocks		4		33		14
Other invested assets		46		59		27
Mortgage Loans		161		3		12

Total		$254		$117		$125

The Company restructured $60 million and $1 million debt securities and mortgage loans for the years ended December 31, 2024 and 2023, respectively with an associated $32 million and $225 thousand of OTTI.

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$806		$95		$2,772		$1,318		$3,578		$1,412
All other governments		121		7		82		12		204		19
U.S. Special Revenue and Special Assessment		1,896		267		5,373		862		7,269		1,129
Industrial and miscellaneous unaffiliated		19,239		1,442		36,473		4,136		55,712		5,578
Parent, subsidiaries, and affiliates(2)		14		—		156		6		170		6
Hybrid Securities		13		—		190		9		203		9
SVO identified Funds		—		—		5		—		5		—

Total bonds		22,089		1,811		45,052		6,343		67,141		8,154

Equity securities (unaffiliated)
Common stocks		587		8		1		—		588		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		587		8		1		—		588		8

Total		$22,676		$1,819		$45,053		$6,343		$67,729		$8,162

(1) Includes unrealized losses related to NAIC 6 bonds of $28 million and less than a million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	$		$		$		$		$		$
	2023
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$636		$113		$3,222		$1,124		$3,858		$1,237
All other governments		22		1		142		16		164		17
U.S. Special Revenue and Special Assessment		881		68		7,013		943		7,894		1,011
Industrial and miscellaneous unaffiliated		6,502		421		51,195		4,966		57,697		5,388
Parent, subsidiaries, and affiliates(2)		139		1		2,839		33		2,978		34
Hybrid Securities		55		9		154		23		209		31
SVO identified Funds		—		—		212		18		212		18

Total bonds		8,235		613		64,777		7,123		73,012		7,736

Equity securities (unaffiliated)
Common stocks		67		8		1		—		68		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		67		8		1		—		68		8

Total		$8,302		$621		$64,778		$7,123		$73,080		$7,744

(1) Includes unrealized losses related to NAIC 6 bonds of $17 million and $18 million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

At December 31, 2024, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,145 and 320 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,873 million or 97% is related to unrealized losses on investment grade securities and $282 million or 4% is related to below investment grade securities. At December 31, 2023, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,211 and 371 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,443 million, or 96%, is related to unrealized losses on investment grade securities and $293 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,085 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $1,181 million for six months or less, $104 million for greater than six months through 12 months, and $2,800 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$		$		$		$		$		$		$
	Change in Unrealized Gains (Losses)						Change in Unrealized Foreign Exchange Gains (Losses)						Total Change in Unrealized Gains (Losses)
	2024		2023		2022		2024		2023		2022		2024		2023		2022
Bonds		$(12)		$27		$(42)		$(210)		$236		$(351)		$(222)		$263		$(393)
Preferred Stocks		—		(3)		(2)		—		—		—		—		(3)		(2)
Common stocks unaffiliated		—		(182)		(210)		(9)		11		(7)		(9)		(172)		(217)
Mortgage loans		58		(72)		4		—		—		—		58		(72)		4
Other invested assets		139		(144)		28		8		2		(18)		148		(142)		10
Cash, cash equivalents and short-term investments		—		—		—		(1)		2		2		(1)		2		2
Derivatives		190		(195)		393		—		—		—		190		(195)		393

Total change in unrealized on investments		375		(569)		171		(212)		251		(374)		163		(319)		(203)

Capital gains tax (benefit) expense		6		(50)		(49)		—		—		—		6		(50)		(49)

Total change in unrealized gains (losses), net of tax		$369		$(519)		$220		$(212)		$251		$(374)		$157		$(268)		$(154)

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2024, 2023, and 2022, the Company made no capital contribution to MCF.

Dividend Distributions

For the years ended December 31, 2024, 2023 and 2022, the Company received dividend distributions from MCF of $98 million, $345 million and $176 million, respectively. For information on dividend payments made to New York Life, refer to Note 18 - Dividends to Stockholder.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2024 and 2023:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non-insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “Note”). The Note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (“LINA”), a direct wholly owned subsidiary of New York Life. The Note is reported as a bond, with an outstanding balance, including accrued interest, for the Company of $2,312 million and $2,162 million at December 31, 2024 and 2023, respectively. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company and LINA (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company) and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non-insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2024 and 2023, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow up to $3,500 million. At December 31, 2024 and 2023, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend up to $900 million. At December 31, 2024 and 2023, the credit facility was not used, no interest was paid and there was no outstanding balance.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company’s variable products. For the years ended December 31, 2024 and 2023, the Company received service fees of $43 million and $40 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 10/1/2022	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities, including, but not limited to, accounting, tax and audit services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2024 and 2023, the fees incurred associated with these services and facilities, amounted to $1,024 million and $983 million, respectively. These amounts need to be settled in cash within 90 days.

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $16,885 million and $15,221 million as of December 31, 2024 and 2023, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2024 and 2023.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non-insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the New York Life Investments VP Funds Trust, f/k/a MainStay VP Funds Trust (‘‘the Fund’’), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non-insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non-insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2024 and 2023, policyholder reserve balances for these policies amounted to $4,452 million and $4,308 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2024 and 2023, the policyholder reserves related to these contracts amounted to $145 million and $148 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2024 and 2023, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $11,428 million and $10,774 million, respectively.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with New York Life to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $10 million and $11 million, respectively, for the years ended December 31, 2024 and 2023.

12/31/2024	NYLIM	Non-insurance subsidiary	Note purchase agreement	The Company entered into a Note Purchase Agreement with NYLIM Holdings. On December 31, 2024, the Company purchased a $600 million in aggregate principal amount of NYLIM Holdings 5.17% senior note due 2029.

Significant Transactions:

12/31/2022	LINA	Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired a $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	LINA	Insurance Affiliate	Reinsurance agreement	The Company entered into a coinsurance reinsurance agreement with LINA, whereby LINA will reinsure on a coinsurance basis 100% of all policies issued by the Company associated with Critical Illness Insurance, Accidental Indemnity Insurance, and Hospital Indemnity Insurance policies (“Group Voluntary” policies). The Company has ceded to LINA the morbidity risk and any other key risk in the policies. This agreement was effective January 1, 2025. Therefore, there was no financial impact associated with this agreement at or for the year ended December 31, 2024.

9/26/2024	NYLIC	Insurance subsidiary	Transfer of assets	Bond asset and cash transfers between the Company and NYLIC were executed on September 26, 2024. The Company received $468 million of cash from NYLIC in exchange for bonds.

At December 31, 2024 and 2023, the Company reported a net amount of $129 million and $94 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Life insurance reserves		$28,669		$29,546
Annuity reserves and supplementary contracts with life contingencies		88,494		83,406
Asset adequacy and special reserves		2		38

Total policy reserves		117,165		112,990
Deposit funds		1,968		1,583
Policy claims		1,112		1,041

Total insurance liabilities		$120,245		$115,614

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

For the year ended December 31, 2024, there were no changes in reserve basis for life insurance reserves. For the year ended December 31, 2023, the Company recorded a net change in reserve valuation basis of $31 million, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $64 million and $244 million at December 31, 2024 and 2023, respectively.

At December 31, 2024 and 2023, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $7 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2024 and 2023, the Company had $9,542 million and $9,739 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware. Reserves to cover the above insurance totaled the net amount of $265 million and $268 million in 2024 and 2023, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the NYSDFS Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 1.35% to 10.0%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 5.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2024 and 2023, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $2 million and $38 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for the variable deferred annuities to VM-21. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

The tabular interest has been determined by formula as described in the NAIC instructions. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Fixed period annuities		$1,625		$1,271
Supplemental contracts without life contingencies		277		300
Continued interest accounts		11		12

Total deposit funds		$1,913		$1,583

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2024 and 2023 ($ in millions):

Individual Annuities

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$29,055		$—		$—		$29,055		23%
At book value less current surrender charge of 5% or more		20,207		—		—		20,207		16
At fair value		—		—		38,030		38,030		30

Total with adjustment or at fair value		49,262		—		38,030		87,292		69
At book value without adjustment		16,098		—		—		16,098		13
Not subject to discretionary withdrawal		22,738		—		—		22,738		18

Total		$88,098		$—		$38,030		$126,128		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$4,403		$—		$—		$4,403

	$		$		$		$		$
	2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$30,270		$—		$—		$30,270		26%
At book value less current surrender charge of 5% or more		12,128		—		—		12,128		10
At fair value		—		—		34,793		34,793		30

Total with adjustment or at fair value		42,399		—		34,793		77,191		66
At book value without adjustment		20,213		—		—		20,213		17
Not subject to discretionary withdrawal		20,350		—		—		20,350		17

Total		$82,962		$—		$34,793		$117,754		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$78		$—		$—		$78

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$17		$—		$—		$17		4%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		17		—		—		17		4
At book value without adjustment		29		—		—		29		7
Not subject to discretionary withdrawal		350		—		—		350		89

Total		$396		$—		$—		$396		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
	2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$24		$—		$—		$24		5%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		24		—		—		24		5
At book value without adjustment		32		—		—		32		7
Not subject to discretionary withdrawal		388		—		—		388		88

Total		$444		$—		$—		$444		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	$		$		$		$		$
2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		184		—		—		184		9
Not subject to discretionary withdrawal		1,784		—		—		1,784		91

Total		$1,968		$—		$—		$1,968		100%

Amount with current surrender charge of 5%or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		162		—		—		162		10
Not subject to discretionary withdrawal		1,421		—		—		1,421		90

Total		$1,583		$—		$—		$1,583		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2024 and 2023 ($ in millions):

	$		$		$		$	$		$		$
	2024
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,837		17,837		18,067			5,922		5,922		5,922
Universal life with secondary guarantees		6,031		5,614		8,828			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		10		10		18			65		65		65
Variable universal life		1,760		1,755		1,753			15,062		14,829		14,854
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		627			—		—		—

Total life insurance (gross)		25,638		25,216		29,371			21,049		20,816		20,841
Reinsurance ceded		—		—		702			—		—		—

Total life insurance (net)		$25,638		$25,216		$28,669			$21,049		$20,816		$20,841

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	$		$		$		$	$		$		$
	2023
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		18,768		19,111		19,299			6,312		6,312		6,312
Universal life with secondary guarantees		5,892		5,397		8,527			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		11		11		16			58		58		58
Variable universal life		1,748		1,744		1,744			13,233		13,030		13,066
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		2			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		612			—		—		—

Total life insurance (gross)		26,419		26,263		30,275			19,603		19,400		19,436
Reinsurance ceded		—		—		728			—		—		—

Total life insurance (net)		$26,419		$26,263		$29,547			$19,603		$19,400		$19,436

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Policy reserves:
Direct		$117,867		$113,718
Assumed		—		—
Ceded		(702)		(728)

Policy reserves		$117,165		$112,990

Policy claims:
Direct		$571		$552
Assumed		658		673
Ceded(1)		(116)		(184)

Policy claims		$1,113		$1,041

Reinsurance recoverable(2)		$55		$39

(1) Includes reinsurance recoverable related to unpaid losses of $84 million and $145 million at December 31, 2024 and 2023, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$
	2024		2023		2022
Premiums:
Direct(1)		$21,381		$20,072		$24,088
Assumed		1,218		1,208		1,185
Ceded		(555)		(554)		(531)

Premiums		$22,044		$20,726		$24,742

Benefit payments:
Direct		$23,136		$21,447		$18,096
Assumed		1,246		1,266		1,344
Ceded		(595)		(652)		(606)

Benefit payments		$23,787		$22,061		$18,834

(1) Includes considerations for supplementary contracts with life contingencies of $58 million, $47 million and $42 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2024 and 2023, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $657 million and $667 million, respectively, which are included in policy claims in the accompanying Statutory Statements of Financial Position.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into ceded reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 10% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 39% and 43% of total life insurance in-force at December 31, 2024 and 2023.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$
	2024		2023		2022
Defined benefit pension		$27		$25		$31
Defined contribution		11		10		10
Postretirement life and health		4		4		5
Postemployment		2		2		2

Total		$44		$41		$48

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2024 and 2023, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company recorded guaranty fund receivables of $4 million and $43 million at December 31, 2024 and 2023, respectively. The Company recorded guaranty fund liabilities of $10 million and $56 million at December 31, 2024 and 2023, respectively.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2024 and 2023, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,075 million and $1,100 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2024 and 2023.

At December 31, 2024 and 2023, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $1,179 million and $1,109 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $790 million and $904 million at December 31, 2024 and 2023, respectively. Unfunded commitments on LIHTC amounted to $120 million and $163 million at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2024 and 2023 was as follows (in millions):

	$		$
	2024		2023
Membership stock - Class B(1)		$25		$25
Activity stock		—		—

Aggregate total		$25		$25

Actual or estimated borrowing capacity as determined by the insurer		$7,223		$6,945

(1) Membership stock is not eligible for redemption.

At December 31, 2024 and 2023, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2024 and 2023 was as follows (in millions):

	$		$		$		$
	2024				2023
	General Account		Separate Account		General Account		Separate Account
Fair Value		$2,535		$—		$3,018		$—
Carrying Value		$2,535		$—		$3,018		$—
Maximum Amount Borrowed During the Year		$—		$—		$5		$—

The Company does not have any prepayment obligations for the borrowing arrangement.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$		$		$		$
	2024						2023						Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTAs		$1,923		$338		$2,261		$1,725		$356		$2,081		$198		$(18)		$180

Adjusted gross DTAs		1,923		338		2,261		1,725		356		2,081		198		(18)		180
Nonadmitted DTAs (1)		789		—		789		712		—		712		77		—		77

Subtotal net admitted DTAs		1,134		338		1,472		1,013		356		1,369		121		(18)		103
Gross DTLs		261		506		767		255		493		748		6		13		19

Net admitted DTAs (2)		$873		$(168)		$705		$758		$(137)		$621		$115		$(31)		$84

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components for the years ended December 31, 2024 and 2023 were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$15	$15	$—	$22	$22	$—	$(7)	$(7)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below)	686	5	691	597	2	599	89	3	92
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	686	5	691	597	2	599	89	3	92
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,157	N/A	N/A	1,246	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	448	318	766	416	332	748	32	(14)	18

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,134	$338	$1,472	$1,013	$356	$1,369	$121	$(18)	$103

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2024 and 2023 ($ in millions):

	$		$
	2024		2023
Ratio percentage used to determine recovery period and threshold limitation amount.		774%		877%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.		$7,711		$8,308

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs or corporate alternative minimum tax (“CAMT”) DTAs, if any, due to tax planning strategies at December 31, 2024 and 2023. The Company did not use reinsurance in its tax planning strategies.

The Company had no unrecognized DTLs at December 31, 2024 and 2023. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$		$		$
	2024		2023		2022		Change 2024-2023		Change 2023-2022
Federal(1)		$210		$247		$114		$(37)		$133
Foreign		—		21		—		(21)		21

Subtotal		210		268		114		(58)		154

Federal income tax on net capital gains (losses)		(54)		(41)		16		(13)		(57)
Other		—		—		—		—		—

Total federal and foreign income taxes		$156		$227		$130		$(71)		$97

(1) The Company had investment tax credits of $40 million, $33 million and $28 million for the years ended December 31, 2024, 2023 and 2022, respectively.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2024 and 2023 were as follows (in millions):

	$		$		$
	2024		2023		Change
DTAs
Ordinary:
Policyholder reserves		$1,155		$1,026		$129
Deferred acquisition costs		435		411		24
Investments		252		234		18
Pension accrual		19		20		(1)
Receivables - nonadmitted		55		17		38
Fixed assets		1		2		(1)
Other		6		15		(9)

Subtotal		1,923		1,725		198
Nonadmitted		789		712		77

Admitted ordinary DTAs		1,134		1,013		121

Capital:
Investments		338		356		(18)

Subtotal		338		356		(18)
Nonadmitted		—		—		—

Admitted capital DTAs		338		356		(18)

Total admitted DTAs		1,472		1,369		103

DTLs
Ordinary:
Policyholder reserves		44		80		(36)
Investments		208		166		42
Other		9		9		—

Subtotal		261		255		6

Capital:
Investments		506		493		13

Subtotal		506		493		13

Total DTLs		767		748		19

Net admitted DTAs		$705		$621		$84

Change in deferred income tax on change in net unrealized capital gains/losses						$(6)
Change in net deferred taxes related to other items						167
Change in DTAs nonadmitted						(77)

Change in net admitted DTAs						$84

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2024, 2023 and 2022 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	$		$		$		$		$
	2024		2023		2022		Change 2024-2023		Change 2023-2022
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate		$117		$141		$(106)		$(24)		$247
Net realized capital (losses)/gains at statutory rate		(74)		(24)		(15)		(50)		(9)
Tax exempt income		(38)		(33)		(35)		(5)		2
Tax credits, net of withholding		(47)		(41)		(40)		(6)		(1)
Amortization of IMR		6		(1)		(6)		7		5
Dividend from MCF		(21)		(72)		(37)		51		(35)
Partnership income from MCF		49		57		54		(8)		3
Prior year audit liability and settlement		(3)		4		1		(7)		3
Non-admitted assets		(40)		4		(6)		(44)		10
Other items impacting surplus		40		4		4		36		—
Other		—		(1)		5		1		(6)

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$(11)		$38		$(181)		$(49)		$219

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations		$210		$268		$114		$(58)		$154
Capital gains tax (benefit)/expense incurred		(54)		(41)		16		(13)		(57)
Change in net DTAs		(167)		(189)		(311)		22		122
Change in current and deferred income taxes reported in surplus		—		—		—		—		—

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$(11)		$38		$(181)		$(49)		$219

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss, tax credit or CAMT credit carry forwards available for tax purposes. For the years ended December 2024, 2023, and 2022, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

	$
Year
2024		$—
2023		$—
2022		$21

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 23-03 to apply to December 31, 2023 and subsequent years. The Company has determined as of the reporting date that it will be an applicable corporation but will not be liable for CAMT for the reporting year. The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for valuation allowance for its non-CAMT DTA’s. As the subsidiary that is a member of a controlled group of corporations that file a consolidated return, any CAMT liability will be borne by the parent.

At December 31, 2024 and 2023, the Company recorded a current income tax receivable of $55 million and tax payable of $23 million, respectively, which is included in Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2024, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2024, 2023, and 2022.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2024, 2023 and 2022, principally include the effects of the following (in millions):

	$		$		$
	2024		2023		2022
Surplus withdrawn from separate accounts		$47		$58		$48
Changes in surplus relating to separate accounts		(44)		(74)		(29)
Change in liability for reinsurance in unauthorized companies		3		2		(2)

Total		$6		$(14)		$17

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17—CAPITAL AND SURPLUS (continued)

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

Special Surplus Funds

At December 31, 2024, the Company had special surplus funds of $544 million (includes $528 million in the General Account and $16 million from Separate Accounts) due to the admittance of negative IMR. Refer to Note 6 - Investments for a more detailed discussion on Admitted Negative IMR.

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed 30 percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2024, the amount of earned surplus of the Company available for the payment of dividends was $3,406 million. The maximum amount of dividends that may be paid in 2025 without prior notice to or approval of the Commissioner is $842 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2024, 2023 and 2022, the Company paid cash dividends to its sole stockholder, New York Life, of $890 million, $0 million, and $400 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2024 and 2023 were as follows (in millions):

	$		$		$	$		$
	2024					2023
	Gross		Net of Loading			Gross		Net of Loading
Group life(1)		$417		$417			$441		$441

Total		$417		$417			$441		$441

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19—WRITTEN PREMIUMS (continued)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Based upon the Company experience, the amount of premiums that may become uncollectible and result in a potential loss is not material to the Company’s financial position. At December 31, 2024 and 2023, the Company had less than $1 million of uncollected premiums, respectively, that were nonadmitted as they were over 90 days past due.

The Company did not have any direct premium written/produced by a single managing general agent/third-party administrator that was equal to or greater than 5% of surplus for the years ended December  31, 2024 and 2023, respectively.

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2024.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$388	$379	$9	$379	$351	12/31/2024
05953YAA9	1,978	1,971	7	1,971	1,824	12/31/2024
1248MBAJ4	2,277	2,264	13	2,264	1,956	12/31/2024
1248MBAL9	637	633	4	633	550	12/31/2024
12628KAF9	389	374	16	374	330	12/31/2024
12628LAJ9	70	66	4	66	62	12/31/2024
126384AQ9	11	11	0	11	10	12/31/2024
12638PAE9	658	653	6	653	529	12/31/2024
12667FJ55	549	546	3	546	492	12/31/2024
12667G6W8	672	666	6	666	596	12/31/2024
12667GXM0	609	596	13	596	544	12/31/2024
12667GXN8	214	209	5	209	194	12/31/2024
12668AMN2	718	711	7	711	633	12/31/2024
126694DT2	169	166	3	166	138	12/31/2024
17309YAF4	301	300	1	300	267	12/31/2024
225470S95	245	243	2	243	181	12/31/2024
3622E8AC9	1,419	1,391	29	1,391	1,273	12/31/2024
3622E8AF2	672	656	17	656	610	12/31/2024

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
3622ELAG1	144	141	3	141	130	12/31/2024
3622EUAB2	260	259	2	259	244	12/31/2024
3622EUAC0	563	560	4	560	533	12/31/2024
3622MPAT5	12	12	0	12	11	12/31/2024
362334MD3	32	32	0	32	28	12/31/2024
362375AF4	312	308	4	308	300	12/31/2024
36244SAC2	1,950	1,922	28	1,922	1,713	12/31/2024
36244SAF5	1,187	1,172	15	1,172	1,064	12/31/2024
45660LSY6	1,516	1,416	100	1,416	1,361	12/31/2024
466247ZQ9	235	233	2	233	199	12/31/2024
46627MEA1	506	489	17	489	442	12/31/2024
46628BBD1	97	95	1	95	72	12/31/2024
46628SAE3	1,059	1,029	30	1,029	979	12/31/2024
46628SAG8	752	731	21	731	705	12/31/2024
46630MAG7	225	222	3	222	189	12/31/2024
53947LAG3	15,033	12,287	2,746	12,287	15,033	12/31/2024
57643MCG7	64	64	0	64	63	12/31/2024
61749EAD9	1,230	1,213	17	1,213	1,085	12/31/2024
61749EAE7	352	347	5	347	313	12/31/2024
61749EAH0	387	382	5	382	338	12/31/2024
61750YAD1	757	741	16	741	719	12/31/2024
61750YAE9	106	104	2	104	103	12/31/2024
61750YAJ8	204	200	4	200	195	12/31/2024
61751DAE4	220	211	9	211	185	12/31/2024
61751JAH4	623	610	13	610	570	12/31/2024
61751JAJ0	620	607	13	607	570	12/31/2024
61752RAJ1	427	418	9	418	406	12/31/2024
61752RAM4	416	408	9	408	397	12/31/2024
65537BAC4	1,201	1,179	22	1,179	1,091	12/31/2024
65537BAF7	782	768	14	768	713	12/31/2024
69336RBS8	8	6	2	6	1	12/31/2024
75970HAD2	30	30	0	30	29	12/31/2024
76110VSU3	9	8	0	8	8	12/31/2024
76114CAD8	167	166	1	166	151	12/31/2024
76114QAC9	49	48	1	48	43	12/31/2024
007034BN0	179	160	19	160	157	9/30/2024
059469AF3	397	392	5	392	376	9/30/2024
12627HAK6	340	339	1	339	306	9/30/2024
12628KAF9	401	392	9	392	353	9/30/2024
12628LAJ9	73	70	3	70	65	9/30/2024
12629EAD7	550	533	17	533	425	9/30/2024

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
126384AQ9	11	11	0	11	11	9/30/2024
12667FJ55	565	551	13	551	506	9/30/2024
12667G6W8	691	685	7	685	621	9/30/2024
12667GXM0	625	614	11	614	562	9/30/2024
12667GXN8	219	215	4	215	200	9/30/2024
126694DT2	141	139	2	139	113	9/30/2024
17309BAB3	75	73	2	73	70	9/30/2024
225470S95	247	245	2	245	187	9/30/2024
36228F3Q7	1	1	0	1	1	9/30/2024
3622ELAG1	147	144	3	144	134	9/30/2024
3622MPAT5	12	12	0	12	11	9/30/2024
362334MD3	33	33	0	33	30	9/30/2024
362375AF4	316	313	3	313	309	9/30/2024
36242DD26	259	258	1	258	254	9/30/2024
36244SAC2	2,012	1,968	44	1,968	1,795	9/30/2024
36244SAF5	1,225	1,198	27	1,198	1,115	9/30/2024
466247ZQ9	240	235	5	235	207	9/30/2024
46627MEA1	520	515	5	515	466	9/30/2024
46628BBD1	100	97	3	97	73	9/30/2024
46628SAE3	1,081	1,072	10	1,072	1,040	9/30/2024
46628SAG8	768	761	7	761	749	9/30/2024
46630MAG7	230	228	2	228	200	9/30/2024
53947LAG3	15,891	15,054	836	15,054	15,054	9/30/2024
53948TAD2	10,182	0	10,182	0	0	9/30/2024
61749EAD9	1,269	1,241	28	1,241	1,150	9/30/2024
61749EAE7	363	355	8	355	332	9/30/2024
61749EAH0	399	392	7	392	358	9/30/2024
61750YAB5	30	29	0	29	29	9/30/2024
61750YAD1	769	757	12	757	739	9/30/2024
61750YAE9	108	106	2	106	105	9/30/2024
61750YAJ8	208	204	3	204	201	9/30/2024
61751JAH4	630	630	0	630	590	9/30/2024
61751JAJ0	626	626	0	626	590	9/30/2024
61752RAH5	217	212	4	212	205	9/30/2024
61752RAJ1	480	470	9	470	458	9/30/2024
61752RAM4	462	452	11	452	441	9/30/2024

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
65537BAC4	1,224	1,210	14	1,210	1,135	9/30/2024
65537BAF7	797	788	9	788	742	9/30/2024
69336RBS8	9	8	2	8	3	9/30/2024
75970HAD2	65	64	1	64	65	9/30/2024
76110VSU3	11	9	2	9	9	9/30/2024
76114QAC9	49	49	0	49	44	9/30/2024
L2287*AA5	3,871	3,417	454	3,417	3,596	9/30/2024
L2287*AB3	2,688	2,302	386	2,302	2,422	9/30/2024
L2287*AC1	9,264	7,944	1,319	7,944	8,360	9/30/2024
12544TAH7	296	224	72	224	293	6/30/2024
12628KAF9	407	404	3	404	355	6/30/2024
12628LAJ9	75	74	1	74	68	6/30/2024
12667FJ55	566	565	1	565	493	6/30/2024
12667G6W8	711	705	6	705	617	6/30/2024
12668AMN2	771	769	2	769	679	6/30/2024
126694DT2	151	142	9	142	111	6/30/2024
17029PAA3	619	607	13	607	607	6/30/2024
17309BAB3	77	76	1	76	69	6/30/2024
17309YAF4	311	309	1	309	270	6/30/2024
36228F3Q7	2	2	0	2	2	6/30/2024
3622E8AC9	1,493	1,442	51	1,442	1,245	6/30/2024
3622E8AF2	706	680	26	680	602	6/30/2024
3622ELAG1	149	148	1	148	131	6/30/2024
3622EUAB2	266	262	4	262	249	6/30/2024
3622EUAC0	575	567	8	567	543	6/30/2024
362334MD3	34	33	1	33	29	6/30/2024
36242DD26	288	262	26	262	246	6/30/2024
36244SAC2	2,047	2,044	3	2,044	1,801	6/30/2024
36244SAF5	1,272	1,244	28	1,244	1,119	6/30/2024
45660LSY6	1,615	1,594	21	1,594	1,465	6/30/2024
46628SAE3	1,112	1,085	27	1,085	1,016	6/30/2024
46628SAG8	790	771	19	771	732	6/30/2024
46630MAG7	233	232	1	232	197	6/30/2024
57643MCG7	66	66	0	66	66	6/30/2024
61749EAD9	1,312	1,280	32	1,280	1,139	6/30/2024
61749EAE7	375	366	9	366	329	6/30/2024

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61749EAH0	413	403	10	403	354	6/30/2024
61750YAB5	30	30	0	30	29	6/30/2024
61750YAD1	776	772	4	772	721	6/30/2024
61750YAE9	109	108	1	108	103	6/30/2024
61750YAJ8	210	208	1	208	196	6/30/2024
61751DAE4	225	225	1	225	192	6/30/2024
61751JAH4	642	634	8	634	579	6/30/2024
61751JAJ0	638	630	8	630	579	6/30/2024
61752RAH5	221	219	2	219	202	6/30/2024
61752RAJ1	490	485	4	485	450	6/30/2024
61752RAM4	471	467	4	467	435	6/30/2024
65537BAC4	1,233	1,232	1	1,232	1,037	6/30/2024
65537BAF7	803	802	1	802	678	6/30/2024
69336RBS8	10	9	1	9	4	6/30/2024
75970HAD2	96	95	1	95	93	6/30/2024
76110VSU3	12	11	1	11	10	6/30/2024
76114QAC9	49	49	0	49	43	6/30/2024
059469AF3	497	403	93	403	376	3/31/2024
059515AE6	384	383	0	383	373	3/31/2024
05953YAA9	2,202	2,084	118	2,084	1,894	3/31/2024
1248MBAJ4	2,678	2,416	262	2,416	2,129	3/31/2024
1248MBAL9	754	675	78	675	598	3/31/2024
12627HAK6	443	345	98	345	306	3/31/2024
12628KAF9	563	413	150	413	372	3/31/2024
12628LAJ9	112	76	37	76	70	3/31/2024
12629EAD7	651	567	84	567	448	3/31/2024
126384AQ9	15	12	3	12	11	3/31/2024
12638PAE9	754	668	87	668	542	3/31/2024
12667FJ55	677	583	94	583	519	3/31/2024
12667G6W8	744	722	22	722	643	3/31/2024
12667G7X5	350	325	25	325	315	3/31/2024
12667GXM0	686	660	26	660	587	3/31/2024
12667GXN8	240	231	9	231	209	3/31/2024
12668AMN2	800	782	18	782	696	3/31/2024
126694DT2	284	225	60	225	194	3/31/2024
161546GK6	1,184	1,184	0	1,184	1,117	3/31/2024

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029PAA3	636	619	16	619	619	3/31/2024
17309BAB3	86	78	8	78	71	3/31/2024
17309YAF4	326	314	12	314	275	3/31/2024
225470S95	266	249	17	249	178	3/31/2024
3622E8AC9	1,751	1,507	245	1,507	1,268	3/31/2024
3622E8AF2	868	713	156	713	614	3/31/2024
3622ELAG1	191	150	41	150	136	3/31/2024
3622EUAB2	334	268	66	268	253	3/31/2024
3622EUAC0	733	580	153	580	551	3/31/2024
3622MPAT5	13	13	0	13	11	3/31/2024
362334MD3	417	351	66	351	364	3/31/2024
362375AF4	440	321	119	321	321	3/31/2024
36244SAC2	2,280	2,075	205	2,075	1,836	3/31/2024
36244SAF5	1,419	1,290	129	1,290	1,141	3/31/2024
45660LSY6	1,659	1,631	28	1,631	1,504	3/31/2024
466247ZQ9	261	244	17	244	210	3/31/2024
46627MEA1	546	535	11	535	487	3/31/2024
46628SAE3	1,342	1,126	216	1,126	1,048	3/31/2024
46628SAG8	966	800	166	800	755	3/31/2024
46630MAG7	256	239	17	239	205	3/31/2024
57643MCG7	83	82	1	82	83	3/31/2024
61749EAD9	1,565	1,321	244	1,321	1,219	3/31/2024
61749EAE7	435	378	57	378	350	3/31/2024
61749EAH0	468	415	53	415	378	3/31/2024
61750YAB5	539	442	97	442	454	3/31/2024
61750YAD1	949	784	166	784	738	3/31/2024
61750YAE9	134	110	24	110	105	3/31/2024
61750YAJ8	256	212	45	212	200	3/31/2024
61751DAE4	254	227	26	227	196	3/31/2024
61751JAH4	824	652	173	652	598	3/31/2024
61751JAJ0	819	648	171	648	598	3/31/2024
61752RAH5	255	223	32	223	206	3/31/2024
61752RAJ1	569	495	75	495	459	3/31/2024
61752RAM4	561	476	85	476	443	3/31/2024
61946UAA0	5,332	5,330	2	5,330	5,085	3/31/2024
61947DAA7	2,956	2,921	35	2,921	2,464	3/31/2024

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
65537BAC4	1,449	1,249	200	1,249	1,067	3/31/2024
65537BAF7	949	813	136	813	697	3/31/2024
69336QAL6	398	352	46	352	387	3/31/2024
69336RBS8	16	10	6	10	5	3/31/2024
69337VAE0	1,049	774	276	774	826	3/31/2024
75970HAD2	94	89	5	89	88	3/31/2024
76110VSU3	135	12	123	12	11	3/31/2024
76114CAD8	181	177	3	177	153	3/31/2024
76114QAC9	52	49	3	49	44	3/31/2024
87222PAD5	186	124	63	124	139	3/31/2024

Subtotal - General Account	XXX	XXX	$22,261	XXX	XXX

Guaranteed Separate Accounts
059469AF3	65	63	1	63	59	12/31/2024
1248MBAL9	98	97	1	97	85	12/31/2024
12628KAF9	51	49	2	49	43	12/31/2024
126384AQ9	11	11	0	11	10	12/31/2024
17309YAF4	196	196	0	196	174	12/31/2024
3622E8AC9	30	30	1	30	27	12/31/2024
3622MPAT5	12	12	0	12	11	12/31/2024
36244SAC2	107	105	2	105	94	12/31/2024
36244SAF5	98	97	1	97	89	12/31/2024
61749EAD9	55	54	1	54	48	12/31/2024
61749EAE7	27	27	0	27	24	12/31/2024
61749EAH0	83	82	1	82	72	12/31/2024
61750YAE9	26	26	1	26	26	12/31/2024
61750YAJ8	77	75	2	75	73	12/31/2024
61751DAE4	31	30	1	30	26	12/31/2024
75970HAD2	4	4	0	4	4	12/31/2024
76110VSU3	0	0	0	0	0	12/31/2024
059469AF3	66	65	1	65	63	9/30/2024
12627HAK6	60	60	0	60	54	9/30/2024
12628KAF9	52	51	1	51	46	9/30/2024
126384AQ9	11	11	0	11	11	9/30/2024
3622MPAT5	12	12	0	12	11	9/30/2024
36244SAC2	110	108	2	108	98	9/30/2024
36244SAF5	101	99	2	99	93	9/30/2024
61749EAD9	56	55	1	55	51	9/30/2024
61749EAE7	28	27	1	27	26	9/30/2024
61749EAH0	85	84	1	84	77	9/30/2024
61750YAE9	27	26	0	26	26	9/30/2024

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAJ8	78	77	1	77	75	9/30/2024
75970HAD2	7	7	0	7	7	9/30/2024
76110VSU3	0	0	0	0	0	9/30/2024
12628KAF9	53	53	0	53	46	6/30/2024
17309YAF4	202	202	1	202	176	6/30/2024
3622E8AC9	32	31	1	31	26	6/30/2024
36244SAC2	112	112	0	112	99	6/30/2024
36244SAF5	106	103	3	103	93	6/30/2024
61749EAD9	58	57	1	57	51	6/30/2024
61749EAE7	29	28	1	28	25	6/30/2024
61749EAH0	88	86	2	86	76	6/30/2024
61750YAE9	27	27	0	27	26	6/30/2024
61750YAJ8	79	78	0	78	73	6/30/2024
61751DAE4	32	32	0	32	27	6/30/2024
75970HAD2	11	11	0	11	11	6/30/2024
059469AF3	82	67	15	67	63	3/31/2024
059515AE6	49	49	0	49	48	3/31/2024
1248MBAL9	116	104	12	104	92	3/31/2024
12627HAK6	78	61	17	61	54	3/31/2024
12628KAF9	73	54	20	54	49	3/31/2024
126384AQ9	15	12	3	12	11	3/31/2024
17309YAF4	213	205	8	205	179	3/31/2024
3622E8AC9	37	32	5	32	27	3/31/2024
3622MPAT5	13	13	0	13	11	3/31/2024
362334MD3	29	24	5	24	25	3/31/2024
36244SAC2	124	114	11	114	101	3/31/2024
36244SAF5	118	107	10	107	95	3/31/2024
61749EAD9	69	59	11	59	54	3/31/2024
61749EAE7	33	29	4	29	27	3/31/2024
61749EAH0	100	89	11	89	81	3/31/2024
61750YAB5	62	51	11	51	53	3/31/2024
61750YAE9	33	27	6	27	26	3/31/2024
61750YAJ8	96	79	16	79	75	3/31/2024
61751DAE4	36	32	4	32	28	3/31/2024
61946UAA0	346	346	0	346	330	3/31/2024
61947DAA7	602	595	7	595	502	3/31/2024
75970HAD2	12	11	1	11	11	3/31/2024
76110VSU3	1	0	1	0	0	3/31/2024

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$ 215	XXX	XXX
Grand Total	XXX	XXX	$22,476	XXX	XXX

(1) Only the impaired lots within each CUSIP are included within this table.

(2) CUSIP amounts less than $1 thousand within this table are shown as zero.

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 21—SUBSEQUENT EVENTS

At February 28, 2025, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT	Interpretation 23-01 adopted by the NAIC
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
PBR	Principle-based reserving
SEC	U.S. Securities and Exchange Commission
SSAP	Statement of Statutory Accounting Principles
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2024

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$154,996,752
Other bonds (unaffiliated)	4,096,099,869
Bonds of affiliates	224,579,068
Preferred stocks (unaffiliated)	297,593
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,843,650
Common stocks of affiliates	—
Mortgage loans	808,506,316
Real estate	17,216,456
Premium notes, policy loans and liens	55,958,955
Cash on hand and on deposit	9,340,448
Short-term investments	149,800,467
Derivative instruments	132,772,019
Other invested assets	133,934,943
Aggregate write-ins for investment income	9,558,202

Gross investment income	$5,808,904,738

Real Estate Owned - Book Value less Encumbrances	$88,883,285

Mortgage Loans - Book Value:
Residential mortgages	$3,700,493
Commercial mortgages	17,127,628,851
Mezzanine real estate loans	318,881,363

Total mortgage loans	$17,450,210,707

Mortgage Loans by Standing - Book Value:
Good standing	$17,351,596,853

Good standing with restructured terms	$16,627,560

Interest overdue more than 90 days, not in foreclosure	$78,086,294

Foreclosures in process	$3,900,000

Other Invested Assets - Statement Value	$3,739,246,706

Collateral Loans	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,297,517,367

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$13,961,345,484
Over one year through five years	37,459,791,690
Over five years through 10 years	24,870,504,035
Over 10 years through 20 years	10,903,477,350
Over 20 years	18,347,977,375

Total by maturity	$105,543,095,934

Bonds by NAIC designation - statement value
NAIC 1	$64,325,997,168
NAIC 2	36,018,092,870
NAIC 3	3,212,437,336
NAIC 4	1,682,781,142
NAIC 5	261,983,718
NAIC 6	41,803,700

Total by NAIC designation	$105,543,095,934

Total bonds publicly traded	$54,035,765,861

Total bonds privately placed	$51,507,330,073

Preferred Stocks - Statement Value	$43,090,425

Common Stocks - Fair Value	$732,344,920

Short-Term Investments - Book Value	$149,971,684

Options, Caps and Floors Owned - Statement Value	$349,742,102

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$898,007,186

Future Contracts Open - Current Value	$(45,675)

Cash on Deposit	$(184,274,598)

90

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$183,615,071

Credit life	$—

Group life	$752,804,079

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$741,272

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,473,088

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$288,184,521

Income payable	$53,254,933

Ordinary - involving life contingencies
Income payable	$53,465,292

Group - not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$2,263,782,716

Deferred - fully paid account balance	$57,002,887,362

Deferred - not fully paid - account balance	$38,845,709,942

Group
Amount of income payable	$78,082,654

Fully paid account balance	$962,527

Not fully paid - account balance	$—

91

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$353,014,976

Dividend accumulations - account balance	$—

Claim Payments 2024 (in thousands):
Group accident and health - year ended December 31, 2024
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

Other accident and health
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):

2024	$964

2023	$938

2022	$1,010

2021	$926

2020	$956

Prior	$69

92

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2024

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,127,012,624	3.937%	$5,127,012,624		$5,127,012,624	3.938%
All other governments	260,306,826	0.200	260,306,826		260,306,826	0.200
U.S. states, territories and possessions, etc. guaranteed		—			—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed		—			—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	9,344,754,153	7.176	9,344,754,153		9,344,754,153	7.178
Industrial and miscellaneous	82,956,864,530	63.704	82,956,864,530		82,956,864,530	63.718
Hybrid securities		—			—	—
Parent, subsidiaries and affiliates	3,297,517,367	2.532	3,297,517,367		3,297,517,367	2.533
SVO identified funds	562,434,306	0.432	562,434,306		562,434,306	0.432
Unaffiliated Bank loans	583,712,531	0.448	583,712,531		583,712,531	0.448
Unaffiliated Certificates of deposit		—			—	—
Total long-term bonds	102,132,602,337	78.429	102,132,602,337	—	102,132,602,337	78.446
Preferred Stocks:		—				—
Industrial and miscellaneous (Unaffiliated)	43,090,425	0.033	43,090,425		43,090,425	0.033
Parent, subsidiaries and affiliates		—			—	—
Total preferred stocks	43,090,425	0.033	43,090,425	—	43,090,425	0.033
Common Stock:
Industrial and miscellaneous
Publicly traded (Unaffiliated)	336,811,186	0.259	336,811,186		336,811,186	0.259
Industrial and miscellaneous Other (Unaffiliated)	34,445,537	0.026	34,445,537		34,445,537	0.026
Parent, subsidiaries and affiliates Publicly traded		—			—	—
Parent, subsidiaries and affiliates Other		—			—	—
Mutual funds	100,628,975	0.077	100,628,975		100,628,975	0.077
Unit investment trusts		—			—	—
Closed-end funds		—			—	—
Exchange traded funds	260,459,229	0.200	260,459,229		260,459,229	0.200
Total common stocks	732,344,927	0.562	732,344,927	—	732,344,927	0.563
Mortgage loans:
Farm mortgages		—			—	—
Residential mortgages	3,700,493	0.003	3,700,493		3,700,493	0.003
Commercial mortgages	17,127,628,851	13.153	17,127,628,851		17,127,628,851	13.155
Mezzanine real estate loans	318,881,363	0.245	318,881,363		318,881,363	0.245
Total valuation allowance		—			—	—
Total mortgage loans	17,450,210,707	13.400	17,450,210,707	—	17,450,210,707	13.403

93

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company		—			—	—
Properties held for production of income	88,883,285	0.068	88,883,285		88,883,285	0.068
Properties held for sale		—			—	—
Total real estate	88,883,285	0.068	88,883,285	—	88,883,285	0.068
Cash, cash equivalents and short-term investments:
Cash	(184,274,598)	(0.142)	(184,274,598)		(184,274,598)	(0.142)
Cash equivalents	3,397,559,803	2.609	3,397,559,805		3,397,559,805	2.610
Short-term investments	149,971,683	0.115	149,971,684		149,971,684	0.115
Total cash, cash equivalents and short-term investments	3,363,256,888	2.583	3,363,256,891	—	3,363,256,891	2.583
Contract loans	1,045,509,995	0.803	1,024,304,990		1,024,304,990	0.787
Derivatives	1,519,143,792	1.167	1,519,143,792		1,519,143,792	1.167
Other invested assets	3,746,378,080	2.877	3,739,246,706		3,739,246,706	2.872
Receivables for securities	107,878	—	107,878		107,878	—
Securities lending		—			—	—
Other invested assets	100,785,016	0.077	100,785,016		100,785,016	0.077

Total invested assets	$130,222,313,330	100.000%	$130,193,976,954	$—	$130,193,976,954	100.000%

94

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2024

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $144,458,065,137

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Percentage of Admitted Assets
MADISON CAPITAL FUNDING LLC	Affiliated Bonds/Limited Partnerships	$3,641,046,901	2.52%
WELLS FARGO	Bonds/Equity	$1,087,239,209	0.75%
JP MORGAN	Bonds/Equity	$958,568,597	0.66%
EXETER PROPERTY GROUP, LLC	Mortgage Loans	$799,965,730	0.55%
MORGAN STANLEY	Bonds/Equity	$787,492,882	0.55%
NYLIM HOLDINGS NOTE	Affiliated Bonds	$762,000,000	0.53%
CITI GROUP	Bonds/Equity	$728,842,478	0.50%
GIC REAL ESTATE	Mortgage Loans	$612,342,481	0.42%
BLACKSTONE	Mortgage Loans/Bonds	$499,562,110	0.35%
GS MORTGAGE	Bonds	$478,952,007	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$64,325,997,169	44.53%	P/RP - 1	$—	—%
NAIC – 2	$36,018,092,871	24.93%	P/RP - 2	$14,852,000	0.01%
NAIC – 3	$3,212,437,336	2.22%	P/RP - 3	$—	—%
NAIC – 4	$1,682,781,142	1.16%	P/RP - 4	$—	—%
NAIC – 5	$261,983,718	0.18%	P/RP - 5	$138,543	—%
NAIC – 6	$41,803,700	0.03%	P/RP - 6	$28,099,882	0.02%

95

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$18,186,160,258	12.59%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$17,104,853,188	11.84%
Countries rated NAIC-2	$829,858,811	0.57%
Countries rated NAIC-3 or below	$251,448,260	0.17%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,901,108,250	3.39%
CAYMAN ISLANDS	$3,491,295,634	2.42%
Countries rated NAIC-2:
MEXICO	$282,342,775	0.20%
INDONESIA	$127,741,415	0.09%
Countries rated NAIC-3 or below:
COLOMBIA	$72,753,786	0.05%
BARBADOS	$40,581,633	0.03%
7. Aggregate unhedged foreign currency exposure	$186,833,780	0.12%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$175,696,599	0.12%
Countries rated NAIC-2:	$9,581,303	0.01%
Countries rated NAIC-3 or below:	$1,555,878	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$60,505,571	0.04%
AUSTRALIA	$37,526,791	0.03%
Countries rated NAIC-2:
INDIA	$4,560,425	—%
ITALY	$3,723,087	—%
Countries rated NAIC-3 or below:
BRAZIL	$909,831	—%
SOUTH AFRICA	$646,047	—%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

96

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
UBS GROUP AG	1.G	$179,594,589	0.12%
BARCLAYS PLC	2.A FE	$150,513,062	0.10%
INTERTEK GROUP PLC	2.A	$149,550,005	0.10%
OCP CLO LTD OCP_24-31	1.A FE	$141,158,000	0.10%
BALLYROCK CLO LTD BALLY_23-23A	1.A FE	$140,000,000	0.10%
MITSUBISHI UFJ FINANCIAL GROUP	1.G	$133,457,497	0.09%
BPCE SA	1.G	$133,225,620	0.09%
BANCO SANTANDER SA	2.A	$129,672,726	0.09%
BASF SE	1.G FE	$127,116,206	0.09%
TRITAX BIG BOX REIT PLC	2.A	$125,553,091	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	$1,372,047,379	0.95%
STONE RIDGE HOLDINGS GROUP LLC	$254,252,043	0.18%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$96,810,583	0.07%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$82,580,206	0.06%
MSSDF MEMBER LLC	$80,567,538	0.06%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$52,578,665	0.04%
NYLIC HKP MEMBER LLC	$48,374,880	0.03%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$47,464,947	0.03%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$43,442,442	0.03%
REEP-RTL NPM GA LLC	$39,992,455	0.03%

97

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [  ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05. Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$916,246,008	$—	$916,246,008
BLACKROCK ADVISORS, LLC	$563,142,134	$563,142,134	$—
THE VANGUARD GROUP, INC.	$234,027,813	$234,027,813	$—
APOGEM CAPITAL	$164,116,441	$—	$164,116,441
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$112,365,114	$—	$112,365,114
CANDRIAM LUXEMBOURG	$101,976,317	$—	$101,976,317
MACKAY	$84,107,066	$—	$84,107,066
FIDELITY MANAGEMENT & RESEARCH COMPANY	$30,000,100	$30,000,100	$—
EQT	$26,218,604	$—	$26,218,604
INDEXIQ ADVISORS LLC	$25,823,588	$25,823,588	$—

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

98

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.21%
COMMERCIAL	$257,320,000	0.18%
COMMERCIAL	$247,100,000	0.17%
COMMERCIAL	$245,825,204	0.17%
COMMERCIAL	$245,426,985	0.17%
COMMERCIAL	$229,022,481	0.16%
COMMERCIAL	$224,516,000	0.16%
COMMERCIAL	$221,730,000	0.15%
COMMERCIAL	$219,484,000	0.15%
COMMERCIAL	$180,800,000	0.13%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$631,903,120	0.44%
Mortgage loans over 90 days past due	$37,067,063	0.03%
Mortgage loans in the process of foreclosure	$3,900,000	—%
Mortgage loans foreclosed	$30,600,000	0.02%
Restructured mortgage loans	$57,646,791	0.04%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$169,625,018	0.12%	$—	—%
91% to 95%	$—	—%	$280,338,392	0.19%	$—	—%
81% to 90%	$—	—%	$433,909,306	0.30%	$—	—%
71% to 80%	$—	—%	$1,634,614,378	1.13%	$—	—%
Below 70%	$3,700,493	—%	$14,928,023,120	10.33%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

99

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$1,010,289,236	0.70%	$1,023,526,289	$1,025,442,627	$990,942,208
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$459,711,000	0.32%	$465,344,000	$460,189,000	$457,511,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$349,742,102	0.24%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$253,683,306	0.18%	$234,566,592	$257,510,485	$254,590,474
Income generation	$—	—%	$—	$—	$—
Replications	$276,311,225	0.19%	$276,979,696	$276,583,500	$276,453,767
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$832,817	—%	$15,609,113	$870,500	$1,066,000
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

100

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2024

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A- 791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

101